United States
                     Securities and Exchange Commission
                            Washington, DC 20549

                                  FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-04984

                             AMERICAN BEACON FUNDS
               (Exact name of registrant as specified in charter)

                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                          Douglas G. Herring, PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: October 31, 2008

                   Date of reporting period: Jan 31, 2008

ITEM 1. SCHEDULES OF INVESTMENTS.

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
COMMON STOCKS - 56.52%
CONSUMER DISCRETIONARY - 6.39%
   HOTELS, RESTAURANTS & LEISURE - 0.91%
      Carnival Corp. + .............................................       155,300   $     6,909
      Wyndham Worldwide Corp. + ....................................       127,200         2,997
                                                                                     -----------
                                                                                           9,906
                                                                                     -----------
   HOUSEHOLD DURABLES - 1.33%
      Centex Corp. + ...............................................       187,900         5,220
      Fortune Brands, Inc. .........................................        54,200         3,790
      Newell Rubbermaid, Inc. ......................................        60,400         1,457
      Pulte Homes, Inc. + ..........................................       241,100         3,939
                                                                                     -----------
                                                                                          14,406
                                                                                     -----------
   MEDIA - 1.20%
      CBS Corp. + ..................................................        83,900         2,113
      Citadel Broadcasting Corp. + .................................         6,427             9
      Idearc, Inc. + ...............................................        88,800         1,444
      Interpublic Group of Cos., Inc. ## + .........................       486,000         4,340
      R.H. Donnelley Corp. ## + ....................................        82,100         2,469
      Walt Disney Co. Ltd. .........................................        89,400         2,676
                                                                                     -----------
                                                                                          13,051
                                                                                     -----------
   MULTILINE RETAIL - 1.42%
      J.C. Penney Company, Inc. ....................................        43,800         2,077
      Macy's, Inc. .................................................       121,154         3,349
      Target Corp. + ...............................................        65,500         3,640
      Wal-Mart Stores, Inc. ........................................       123,700         6,294
                                                                                     -----------
                                                                                          15,360
                                                                                     -----------
   SPECIALTY RETAIL - 1.53%
      Gap, Inc. ....................................................       174,500         3,336
      Home Depot, Inc. .............................................       347,450        10,656
      Limited Brands, Inc. + .......................................       106,600         2,035
      Liz Claiborne, Inc. + ........................................        23,600           517
                                                                                     -----------
                                                                                          16,544
                                                                                     -----------
   TOTAL CONSUMER DISCRETIONARY                                                           69,267
                                                                                     -----------
CONSUMER STAPLES - 3.85%
   BEVERAGES - 0.51%
      Diageo plc, ADR ..............................................        68,200         5,504
                                                                                     -----------
   FOOD & DRUG RETAILING - 0.17%
      Safeway, Inc. ................................................        60,100         1,863
                                                                                     -----------
   FOOD PRODUCTS - 0.58%
      General Mills, Inc. ..........................................        24,200         1,321
      Kraft Foods, Inc. ............................................       169,945         4,973
                                                                                     -----------
                                                                                           6,294
                                                                                     -----------

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   TOBACCO - 2.59%
      Altria Group, Inc. ...........................................       156,200   $    11,843
      Imperial Tobacco Group plc, ADR ..............................       121,900        11,846
      UST, Inc. + ..................................................        85,100         4,422
                                                                                     -----------
                                                                                          28,111
                                                                                     -----------
   TOTAL CONSUMER STAPLES                                                                 41,772
                                                                                     -----------
ENERGY - 5.31%
   OIL & GAS - 5.31%
      Chevron Corp. ................................................        92,028         7,776
      ConocoPhillips ...............................................       240,976        19,355
      Devon Energy Corp. ...........................................       111,100         9,441
      Duke Energy Corp. ............................................       224,700         4,193
      Occidental Petroleum Corp. ...................................       155,200        10,534
      Royal Dutch Shell plc, ADR ...................................        62,700         4,336
      Sunoco, Inc. .................................................        31,100         1,934
                                                                                     -----------
   TOTAL ENERGY                                                                           57,569
                                                                                     -----------
FINANCIALS - 15.45%
   BANKS - 5.75%
      Bank of America Corp. ........................................       500,696        22,206
      Bank of New York Mellon Corp. ................................            77             4
      Comerica, Inc. + .............................................        39,700         1,732
      KeyCorp + ....................................................        36,100           944
      National City Corp. + ........................................       102,100         1,816
      SunTrust Banks, Inc. .........................................        18,500         1,276
      U.S. Bancorp .................................................       126,360         4,290
      Wachovia Corp. + .............................................       240,300         9,355
      Washington Mutual, Inc. + ....................................       805,800        16,051
      Wells Fargo & Co. ............................................       138,000         4,693
                                                                                     -----------
                                                                                          62,367
                                                                                     -----------
   DIVERSIFIED FINANCIALS - 5.80%
      American Express Co. .........................................        12,100           597
      Bear Stearns Cos., Inc. + ....................................        80,600         7,278
      Capital One Financial Corp. + ................................        52,900         2,899
      Citigroup, Inc. ..............................................       530,242        14,963
      Discover Financial Services ..................................        30,600           536
      Federal Home Loan Mortgage Corp. .............................       203,900         6,197
      Federal National Mortgage Association ........................        95,100         3,220
      Goldman Sachs Group, Inc. ....................................        21,100         4,236
      JP Morgan Chase & Co. ........................................       282,434        13,430
      Merrill Lynch & Co., Inc. ....................................        49,400         2,786
      Morgan Stanley Dean Witter & Co. .............................        62,600         3,094
      SLM Corp. ....................................................       165,200         3,593
                                                                                     -----------
                                                                                          62,829
                                                                                     -----------

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   INSURANCE - 3.90%
      ACE Ltd. .....................................................        87,300   $     5,093
      Allstate Corp. ...............................................        22,500         1,109
      American International Group, Inc. ...........................       145,400         8,020
      Conseco, Inc. ## + ...........................................       111,700         1,345
      Genworth Financial, Inc. .....................................       196,000         4,771
      Hartford Financial Services Group, Inc. ......................        16,800         1,357
      MetLife, Inc. ................................................       113,180         6,674
      Travelers Companies, Inc. ....................................       108,200         5,204
      UnumProvident Corp. + ........................................       104,200         2,357
      XL Capital Ltd. ..............................................       142,000         6,390
                                                                                     -----------
                                                                                          42,320
                                                                                     -----------
   REAL ESTATE - 0.00%
   TOTAL FINANCIALS                                                                      167,516
                                                                                     -----------
HEALTH CARE - 5.60%
   HEALTH CARE EQUIPMENT & SUPPLIES - 0.65%
      Baxter International, Inc. ...................................        66,100         4,015
      Covidien Ltd. ................................................        68,425         3,054
                                                                                     -----------
                                                                                           7,069
                                                                                     -----------
   HEALTH CARE PROVIDERS & SERVICES - 1.25%
      Cigna Corp. ..................................................       104,100         5,118
      Omnicare, Inc. + .............................................         6,800           151
      UnitedHealth Group, Inc. .....................................        56,600         2,877
      WellPoint, Inc. ## ...........................................        68,300         5,341
                                                                                     -----------
                                                                                          13,487
                                                                                     -----------
   PHARMACEUTICALS - 3.70%
      Amgen, Inc. ## ...............................................        11,400           531
      AstraZeneca plc, ADR .........................................        66,600         2,787
      Bristol-Myers Squibb Co. .....................................       349,000         8,093
      Eli Lilly & Co. ..............................................       108,600         5,595
      Johnson & Johnson ............................................        55,000         3,479
      Merck & Co., Inc. ............................................        28,900         1,338
      Pfizer, Inc. .................................................       659,400        15,423
      Wyeth Corp. ..................................................        72,100         2,870
                                                                                     -----------
                                                                                          40,116
                                                                                     -----------
   TOTAL HEALTH CARE                                                                      60,672
                                                                                     -----------
INDUSTRIALS - 7.55%
   AEROSPACE & DEFENSE - 1.66%
      Boeing Co. ...................................................        60,700         5,049
      Northrop Grumman Corp. .......................................        46,800         3,714
      Raytheon Co. .................................................        78,900         5,140
      United Technologies Corp. ....................................        56,100         4,118
                                                                                     -----------
                                                                                          18,021
                                                                                     -----------

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   AIR FREIGHT & COURIERS - 0.44%
      FedEx Corp. ..................................................        51,000   $     4,768
                                                                                     -----------
   INDUSTRIAL CONGLOMERATES - 3.31%
      3M Co. .......................................................        54,900         4,373
      General Electric Co. .........................................       237,700         8,417
      Honeywell International, Inc. ................................       221,500        13,084
      Textron, Inc. ................................................        72,200         4,047
      Tyco International Ltd. ......................................       152,125         5,987
                                                                                     -----------
                                                                                          35,908
                                                                                     -----------
   MACHINERY - 1.59%
      Caterpillar, Inc. + ..........................................        75,900         5,399
      Illinois Tool Works, Inc. ....................................       143,900         7,253
      ITT Industries, Inc. .........................................        77,000         4,576
                                                                                     -----------
                                                                                          17,228
                                                                                     -----------
   TRANSPORTATION INFRASTRUCTURE - 0.55%
      Burlington Northern Santa Fe Corp. ...........................        68,900         5,961
                                                                                     -----------
   TOTAL INDUSTRIALS                                                                      81,886
                                                                                     -----------
INFORMATION TECHNOLOGY - 5.72%
   COMMUNICATIONS EQUIPMENT - 0.47%
      Alcatel-Lucent, ADR + ........................................       264,900         1,677
      Nokia Corp., ADR .............................................        93,500         3,455
                                                                                     -----------
                                                                                           5,132
                                                                                     -----------
   COMPUTERS & PERIPHERALS - 2.19%
      Hewlett-Packard Co. ..........................................       230,800        10,098
      International Business Machines Corp. ........................       126,900        13,621
                                                                                     -----------
                                                                                          23,719
                                                                                     -----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.75%
      Intel Corp. ..................................................       124,300         2,635
      Tyco Electronics Ltd. ........................................       163,425         5,525
                                                                                     -----------
                                                                                           8,160
                                                                                     -----------
   IT CONSULTING & SERVICES - 0.80%
      Electronic Data Systems Corp. ................................       430,600         8,655
                                                                                     -----------
   SOFTWARE - 1.51%
      CA, Inc. .....................................................       392,374         8,644
      Microsoft Corp. ..............................................       177,000         5,770
      Oracle Corp. ## ..............................................        97,100         1,996
                                                                                     -----------
                                                                                          16,410
                                                                                     -----------
   TOTAL INFORMATION TECHNOLOGY                                                           62,076
                                                                                     -----------
MATERIALS - 1.41%
   CHEMICALS - 1.41%
      Air Products & Chemicals, Inc. ...............................        31,200         2,809

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
      Dow Chemical Co. .............................................        50,100   $     1,937
      E. I. du Pont de Nemours & Co. + .............................       108,300         4,893
      Eastman Chemical Co. + .......................................        48,700         3,218
      PPG Industries, Inc. .........................................        36,700         2,425
                                                                                     -----------
   TOTAL MATERIALS                                                                        15,282
                                                                                     -----------
TELECOMMUNICATION SERVICES - 2.39%
   DIVERSIFIED TELECOMMUNICATION - 2.39%
      AT&T, Inc. ...................................................       400,277        15,407
      Verizon Communications, Inc. .................................       271,728        10,554
                                                                                     -----------
   TOTAL TELECOMMUNICATION SERVICES                                                       25,961
                                                                                     -----------
UTILITIES - 2.85%
   ELECTRIC UTILITIES - 2.35%
      CenterPoint Energy, Inc. + ...................................       143,000         2,289
      Dominion Resources, Inc. + ...................................       113,600         4,885
      Entergy Corp. ................................................        64,100         6,934
      Exelon Corp. .................................................       102,500         7,810
      FPL Group, Inc. ..............................................        29,700         1,915
      Public Service Enterprise Group, Inc. ........................        17,600         1,690
                                                                                     -----------
                                                                                          25,523
                                                                                     -----------
   GAS UTILITIES - 0.50%
      Spectra Energy Corp. .........................................       236,100         5,392
                                                                                     -----------
   TOTAL UTILITIES                                                                        30,915
                                                                                     -----------
   TOTAL COMMON STOCKS                                                                   612,916
                                                                                     -----------

                                                                           PAR
                                                                          AMOUNT
                                                                       -----------
CORPORATE OBLIGATIONS - 11.82%
   AEROSPACE & DEFENSE - 0.05%
      Raytheon Co.,
         5.375%, Due 4/1/2013 ......................................   $       550           577
                                                                                     -----------
   BANKS - 2.01%
      Banco Popular North America, Inc.,
         4.25%, Due 4/1/2008 .......................................           500           501
      Bank of America Corp.,
         5.375%, Due 6/15/2014 .....................................           595           611
         7.80%, Due 9/15/2016 ......................................         1,000         1,146
         6.00%, Due 9/1/2017 .......................................           600           625
         5.75%, Due 12/1/2017 ......................................           535           550
      Bank of New York Mellon Corp.,
         4.95%, Due 11/1/2012 ......................................           355           364
      Bank One Corp.,
         5.90%, Due 11/15/2011 .....................................         1,225         1,300
         4.90%, Due 4/30/2015 ......................................           550           539

                                                                           PAR
                                                                          AMOUNT        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
      Citigroup, Inc.,
         5.125%, Due 2/14/2011 .....................................   $     2,700   $     2,768
         6.125%, Due 11/21/2017 ....................................         1,055         1,112
      Credit Suisse First Boston,
         6.50%, Due 5/1/2008 + ++ ..................................           750           755
      ING Bank, NV,
         5.125%, Due 5/1/2015 ++ ...................................           450           450
      JP Morgan Chase & Co.,
         6.75%, Due 2/1/2011 .......................................         1,350         1,444
         6.00%, Due 1/15/2018 ......................................         1,210         1,256
      National City Bank,
         4.50%, Due 3/15/2010 ......................................         1,600         1,606
      Synovus Financial Corp.,
         4.875%, Due 2/15/2013 .....................................           550           524
      Wachovia Corp.,
         5.30%, Due 10/15/2011 + ...................................           500           513
         5.70%, Due 8/1/2013 .......................................           405           418
         5.75%, Due 2/1/2018 .......................................           340           341
      Washington Mutual Finance Corp.,
         6.875%, Due 5/15/2011 .....................................           660           709
      Washington Mutual, Inc.,
         8.25%, Due 4/1/2010 + .....................................           500           475
         4.625%, Due 4/1/2014 ......................................         1,050           832
      Wells Fargo & Co.,
         5.25%, Due 10/23/2012 .....................................         1,140         1,185
         4.375%, Due 1/31/2013 .....................................           480           480
         5.625%, Due 12/11/2017 ....................................         1,245         1,279
                                                                                     -----------
                                                                                          21,783
                                                                                     -----------
   BASIC MATERIALS - 0.03%
      Weyerhaeuser Co.,
         5.95%, Due 11/1/2008 ......................................           340           346
                                                                                     -----------
   COMMUNICATIONS - 0.81%
      Comcast Cable Communications Holdings, Inc.,
         8.375%, Due 3/15/2013 .....................................         1,050         1,187
      Comcast Corp.,
         5.30%, Due 1/15/2014 ......................................           710           703
         5.875%, Due 2/15/2018 .....................................           500           500
         6.45%, Due 3/15/2037 ......................................         2,630         2,549
      Time Warner Cable, Inc.,
         5.85%, Due 5/1/2017 .......................................         1,180         1,181
      Viacom, Inc.,
         6.875%, Due 4/30/2036 .....................................         2,685         2,624
                                                                                     -----------
                                                                                           8,744
                                                                                     -----------

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                           PAR
                                                                          AMOUNT        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   CONSUMER DISCRETIONARY - 0.27%
      Wal-Mart Stores, Inc.,
         4.55%, Due 5/1/2013 .......................................   $       790   $       808
         7.55%, Due 2/15/2030 ......................................           500           576
         6.50%, Due 8/15/2037 ......................................         1,475         1,547
                                                                                     -----------
                                                                                           2,931
                                                                                     -----------
   CONSUMER STAPLES - 0.20%
      Archer-Daniels-Midland Co.,
         6.45%, Due 1/15/2038 ......................................           350           363
      Diageo Capital plc,
         5.75%, Due 10/23/2017 .....................................           440           452
      Kraft Foods, Inc.,
         6.50%, Due 8/11/2017 ......................................           655           684
      PepsiCo, Inc.,
         5.15%, Due 5/15/2012 ......................................           670           707
                                                                                     -----------
                                                                                           2,206
                                                                                     -----------
   ELECTRONIC COMPONENTS - 0.13%
      Tyco Electronics Group SA,
         6.55%, Due 10/1/2017 ++ ...................................           845           889
         7.125%, Due 10/1/2037 ++ ..................................           500           529
                                                                                     -----------
                                                                                           1,418
                                                                                     -----------
   ENERGY - 0.90%
      Apache Corp.,
         5.25%, Due 4/15/2013 ......................................         1,055         1,100
      Canadian Natural Resources Ltd.,
         6.70%, Due 7/15/2011 ......................................           410           435
         5.90%, Due 2/1/2018 .......................................           390           396
         6.25%, Due 3/15/2038 ......................................           500           475
      Consolidated Natural Gas Co.,
         6.00%, Due 10/15/2010 .....................................           495           522
      EOG Resources, Inc.,
         4.75%, Due 3/15/2014 ++ ...................................           550           574
         5.875%, Due 9/15/2017 .....................................           375           393
      Marathon Oil Corp.,
         6.00%, Due 10/1/2017 ......................................           545           565
         6.60%, Due 10/1/2037 ......................................           240           247
      Transocean, Inc.,
         6.00%, Due 3/15/2018 ......................................           775           795
         6.80%, Due 3/15/2038 ......................................         3,555         3,699
      Weatherford International, Inc.,
         5.95%, Due 6/15/2012 ......................................           510           536
                                                                                     -----------
                                                                                           9,737
                                                                                     -----------
   FINANCE - 2.07%
      American General Finance Corp.,
         4.875%, Due 5/15/2010 .....................................           500           511
         4.00%, Due 3/15/2011 ......................................         1,245         1,236

                                                                           PAR
                                                                          AMOUNT        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
      Ameriprise Financial, Inc.,
         5.35%, Due 11/15/2010 .....................................   $       975   $     1,000
      Bear Stearns Cos., Inc.,
         7.25%, Due 2/1/2018 .......................................           340           340
      Capital One Financial Corp.,
         5.70%, Due 9/15/2011 ......................................           490           452
      Federal National Mortgage Association,
         6.00%, Due 4/18/2036 ......................................         5,065         5,452
      General Electric Capital Corp.,
         4.375%, Due 3/3/2012 ......................................           995         1,003
         5.65%, Due 6/9/2014 .......................................         1,050         1,104
         5.875%, Due 1/14/2038 .....................................           350           342
      Goldman Sachs Group, Inc.,
         4.75%, Due 7/15/2013 ......................................           550           557
         6.25%, Due 9/1/2017 .......................................           550           583
         5.95%, Due 1/18/2018 ......................................           280           289
         6.75%, Due 10/1/2037 ......................................         1,402         1,375
      HSBC Finance Corp.,
         5.25%, Due 1/14/2011 ......................................         2,150         2,196
      International Lease Finance Corp.,
         6.375%, Due 3/15/2009 .....................................         1,025         1,054
         5.75%, Due 6/15/2011 ......................................           475           492
      Lehman Brothers Holdings, Inc.,
         4.25%, Due 1/27/2010 + ....................................           550           545
         5.625%, Due 1/24/2013 .....................................           340           344
         6.20%, Due 9/26/2014 ......................................           150           154
         6.875%, Due 7/17/2037 .....................................         2,695         2,622
      Merrill Lynch & Co., Inc.,
         5.45%, Due 2/5/2013 .......................................           340           341
         6.11%, Due 1/29/2037 ......................................           500           434
                                                                                     -----------
                                                                                          22,426
                                                                                     -----------
   HEALTH CARE - 0.22%
      Covidien International Finance SA,
         5.45%, Due 10/15/2012 ++ ..................................           360           373
         6.00%, Due 10/15/2017 ++ ..................................           180           187
      UnitedHealth Group, Inc.,
         6.625%, Due 11/15/2037 ....................................         1,821         1,817
                                                                                     -----------
                                                                                           2,377
                                                                                     -----------
   INDUSTRIALS - 1.47%
      Caterpillar Financial Services Corp.,
         4.15%, Due 1/15/2010 ......................................           500           505
         4.85%, Due 12/7/2012 ......................................           505           517
      Con-way, Inc.,
         8.875%, Due 5/1/2010 ......................................         1,850         1,993
      Covidien International Finance SA,
         6.55%, Due 10/15/2037 ++ ..................................           578           589

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                           PAR
                                                                          AMOUNT        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
      CRH America, Inc.,
         6.00%, Due 9/30/2016 ......................................   $       985   $       953
      Daimler Finance NA LLC,
         7.75%, Due 1/18/2011 ......................................         1,000         1,089
         5.875%, Due 3/15/2011 .....................................           550           571
         5.75%, Due 9/8/2011 + .....................................           550           572
      John Deere Capital Corp.,
         4.125%, Due 1/15/2010 .....................................         1,250         1,263
         5.40%, Due 10/17/2011 .....................................           655           685
      Kraft Foods, Inc.,
         7.00%, Due 8/11/2037 ......................................         1,990         2,053
      Masco Corp.,
         6.125%, Due 10/3/2016 .....................................           430           416
      Nissan Motor Acceptance Corp.,
         5.625%, Due 3/14/2011 ++ ..................................           500           527
      Norfolk Southern Corp.,
         8.625%, Due 5/15/2010 .....................................           500           554
      Starbucks Corp.,
         6.25%, Due 8/15/2017 ......................................           400           412
      Target Corp.,
         6.50%, Due 10/15/2037 .....................................           445           437
      Unilever Capital Corp.,
         7.125%, Due 11/1/2010 .....................................         2,000         2,184
      Union Pacific Corp.,
         6.50%, Due 4/15/2012 ......................................           550           593
                                                                                     -----------
                                                                                          15,913
                                                                                     -----------
   INSURANCE - 1.14%
      Aegon Funding Corp.,
         5.75%, Due 12/15/2020 .....................................           450           446
      American International Group, Inc.,
         5.85%, Due 1/16/2018 ......................................           550           551
         6.25%, Due 5/1/2036 .......................................           500           507
      ASIF Global Financing,
         3.90%, Due 10/22/2008 ++ ..................................           700           699
      Hartford Financial Services Group, Inc.,
         5.25%, Due 10/15/2011 .....................................         1,250         1,291
         5.375%, Due 3/15/2017 .....................................           685           676
      John Hancock Global Funding II,
         7.90%, Due 7/2/2010 ++ ....................................         1,500         1,663
      Liberty Mutual Insurance Co.,
         7.875%, Due 10/15/2026 ++ .................................         1,500         1,705
      Lincoln National Corp.,
         4.75%, Due 2/15/2014 ......................................           275           279
      MetLife, Inc.,
         5.375%, Due 12/15/2012 ....................................           660           684
         5.00%, Due 6/15/2015 ......................................           485           486
         6.375%, Due 6/15/2034 .....................................           525           526

                                                                           PAR
                                                                          AMOUNT        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
      Metropolitan Life Global Funding I,
         4.625%, Due 8/19/2010 ++ ..................................   $     1,200   $     1,242
      Prudential Financial, Inc.,
         4.50%, Due 7/15/2013 ......................................           550           539
         5.10%, Due 9/20/2014 ......................................           690           699
      Willis North America, Inc.,
         6.20%, Due 3/28/2017 ......................................           360           367
                                                                                     -----------
                                                                                          12,360
                                                                                     -----------
   PHARMACEUTICALS - 0.59%
      Abbott Laboratories,
         5.60%, Due 5/15/2011 ......................................           305           323
         6.15%, Due 11/30/2037 .....................................           447           466
      Amgen, Inc.,
         4.00%, Due 11/18/2009 .....................................           540           544
      AstraZeneca plc,
         5.40%, Due 9/15/2012 ......................................           980         1,034
         6.45%, Due 9/15/2037 ......................................         1,880         2,034
      Hospira, Inc.,
         6.05%, Due 3/30/2017 ......................................           360           372
      Schering-Plough Corp.,
         6.75%, Due 12/1/2033 ......................................           600           632
      Wyeth Corp.,
         5.50%, Due 2/1/2014 .......................................           935           969
                                                                                     -----------
                                                                                           6,374
                                                                                     -----------
   REAL ESTATE - 0.38%
      Equity Residential,
         5.125%, Due 3/15/2016 .....................................           895           814
      iStar Financial, Inc.,
         5.85%, Due 3/15/2017 + ....................................           750           622
      ProLogis Trust,
         7.10%, Due 4/15/2008 ......................................           470           472
         5.50%, Due 4/1/2012 .......................................           550           550
         5.625%, Due 11/15/2016 ....................................           550           506
      Simon Property Group LP,
         5.375%, Due 6/1/2011 ......................................           550           545
         5.75%, Due 12/1/2015 ......................................           710           679
                                                                                     -----------
                                                                                           4,188
                                                                                     -----------
   TECHNOLOGY - 0.05%
      Cisco Systems, Inc.,
         5.25%, Due 2/22/2011 ......................................           550           572
                                                                                     -----------
   TELEPHONE - 0.66%
      America Movil, S.A. de C.V.,
         6.375%, Due 3/1/2035 ......................................           500           477
      AT&T, Inc.,
         5.10%, Due 9/15/2014 ......................................         1,335         1,341
         5.625%, Due 6/15/2016 .....................................           550           560

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                           PAR
                                                                          AMOUNT        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
         5.50%, Due 2/1/2018 .......................................   $       425   $       427
         6.80%, Due 5/15/2036 ......................................           250           263
      Cingular Wireless Services, Inc.,
         8.75%, Due 3/1/2031 .......................................           445           559
      Deutsche Telekom AG,
         8.00%, Due 6/15/2010 ......................................           380           410
      New Cingular Wireless Services, Inc.,
         7.875%, Due 3/1/2011 ......................................           550           605
      Nextel Communications, Inc.,
         6.875%, Due 10/31/2013 ....................................           615           574
      Telecom Italia S.p.A.,
         4.00%, Due 11/15/2008 .....................................           580           577
      Telefonica Emisiones SAU,
         5.984%, Due 6/20/2011 .....................................           380           395
      Verizon Communications, Inc.,
         5.50%, Due 4/1/2017 .......................................           500           508
      Vodafone Group plc,
         6.15%, Due 2/27/2037 ......................................           500           490
                                                                                     -----------
                                                                                           7,186
                                                                                     -----------
   UTILITIES - 0.84%
      American Water Capital Corp.,
         6.593%, Due 10/15/2037 ++ .................................         1,492         1,481
      Columbus Southern Power Co.,
         5.50%, Due 3/1/2013 .......................................           830           859
      Dominion Resources, Inc.,
         Series A, 5.60%, Due 11/15/2016 ...........................           500           509
      Duke Energy Indiana, Inc.,
         6.05%, Due 6/15/2016 ......................................           520           539
      FPL Group Capital, Inc.,
         5.625%, Due 9/1/2011 ......................................         1,175         1,228
      MidAmerican Energy Holdings Co.,
         5.875%, Due 10/1/2012 .....................................         1,070         1,138
         6.125%, Due 4/1/2036 ......................................           500           497
      Public Service Enterprise Group, Inc.,
         6.95%, Due 6/1/2012 .......................................           925         1,003
      Southern Power Co.,
         6.25%, Due 7/15/2012 ......................................           690           736
      Xcel Energy, Inc.,
         5.613%, Due 4/1/2017 ......................................         1,089         1,103
                                                                                     -----------
                                                                                           9,093
                                                                                     -----------
   TOTAL CORPORATE OBLIGATIONS                                                           128,231
                                                                                     -----------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.18%
   COMMERCIAL MORTGAGE-BACKED SECURITY - 1.24%
      Banc of America Commercial Mortgage, Inc.,
         2005-6 A1, 5.001%, Due 9/10/2047 ..........................           721           722

                                                                           PAR
                                                                          AMOUNT        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
         2007-2 A2, 5.634%, Due 4/10/2049 ..........................   $     1,100   $     1,104
      Bear Stearns Commercial Mortgage Securities, Inc.,
         2006-T22 A2, 5.632%, Due 4/12/2038 ........................           905           913
         2006-PW13 A4, 5.54%, Due 9/11/2041 ........................         1,440         1,437
         2004-PWR5 A4, 4.831%, Due 7/11/2042 .......................         2,010         1,968
         2005-T20 A2, 5.127%, Due 10/12/2042 .......................           875           875
      Citigroup Commercial Mortgage Trust,
         2004-C2 A3, 4.38%, Due 10/15/2041 .........................           995           974
      General Electric Capital Commercial Mortgage Corp.,
         2003-C2 A2, 4.17%, Due 7/10/2037 ..........................           430           428
      JP Morgan Chase Commercial Mortgage Securities Corp.,
         2004-CBX A4, 4.529%, Due 1/12/2037 ........................           555           546
         2005-LDP3 A1, 4.655%, Due 8/15/2042 .......................           261           261
         2005-LDP4 A1, 4.613%, Due 10/15/2042 ......................            89            89
         2005-LDP1 A2, 4.625%, Due 3/15/2046 .......................         1,035         1,028
         2007-CB19 A4, 5.747%, Due 2/12/2049 .......................           800           805
         2007-CB20 A2, 5.629%, Due 2/12/2051 .......................         1,050         1,052
      LB-UBS Commercial Mortgage Trust,
         2004-C1 A4, 5.424%, Due 2/15/2040 .........................           750           738
      Wachovia Bank Commercial Mortgage Trust,
         2007-C32 A2, 5.736%, Due 6/15/2049 ........................           530           535
                                                                                     -----------
                                                                                          13,475
                                                                                     -----------
   WHOLE LOAN COLLATERALIZED MORTGAGE OBLIGATIONS - 0.94%
      Banc of America Mortgage Securities, Inc.,
         2004-8 3A1, 5.25%, Due 10/25/2019 .........................         1,104         1,114
      Chase Mortgage Finance Corp.,
         2006-A1 A1, 6.045%, Due 9/25/2036 # .......................         1,602         1,637
      Citicorp Mortgage Securities, Inc.,
         2006-3 2A1, 5.50%, Due 6/25/2021 ..........................         1,442         1,462
      Countrywide Home Loan Mortgage Pass Through Trust,
         2007-18 A1, 6.00%, Due 9/25/2037 ..........................         1,563         1,549
      Prime Mortgage Trust,
         2005-2, 5.25%, Due 7/25/2020 ..............................         1,873         1,905
      Wells Fargo Mortgage Backed Securities Trust,
         2006-11 A8, 6.00%, Due 9/25/2036 ..........................           943           949
         2007-7 A1, 6.00%, Due 6/25/2037 ...........................         1,562         1,572
                                                                                     -----------
                                                                                          10,188
                                                                                     -----------
   TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS                                           23,663
                                                                                     -----------

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                           PAR
                                                                          AMOUNT        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
ASSET-BACKED SECURITIES - 0.60%
      American Express Credit Account Master Trust,
         2006-2 A, 5.35%, Due 1/15/2014 ............................   $     2,150   $     2,254
      Capital Auto Receivables Asset Trust,
         2006-SN1A A4A, 5.32%, Due 3/20/2010 ++ ....................         1,500         1,524
      Capital One Multi-Asset Execution Trust,
         2006-A10 A10, 5.15%, Due 6/15/2014 ........................         1,600         1,668
      Volkswagen Auto Loan Enhanced Trust,
         2005-1 A4, 4.86%, Due 4/20/2012 ...........................         1,000         1,015
                                                                                     -----------
   TOTAL ASSET-BACKED SECURITIES                                                           6,461
                                                                                     -----------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 7.54%
   FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.05%
         5.50%, Due 8/1/2017 .......................................            69            71
         5.50%, Due 9/1/2017 .......................................           308           316
         5.50%, Due 6/1/2018 .......................................           142           146
         5.50%, Due 10/1/2018 ......................................         1,209         1,241
         4.50%, Due 3/1/2019 .......................................           891           891
         5.00%, Due 10/1/2020 ......................................         1,250         1,267
         5.50%, Due 5/1/2021 .......................................           753           771
         5.00%, Due 7/1/2021 .......................................         1,788         1,812
         5.50%, Due 9/1/2021 .......................................           381           390
         5.00%, Due 11/1/2021 ......................................           660           669
         5.50%, Due 4/1/2022 .......................................           407           417
         5.00%, Due 5/1/2022 .......................................           616           624
         6.50%, Due 5/1/2029 .......................................            63            66
         6.50%, Due 6/1/2029 .......................................            11            12
         6.50%, Due 7/1/2029 .......................................           195           204
         6.00%, Due 8/1/2029 .......................................           107           111
         5.00%, Due 8/1/2033 .......................................         1,679         1,674
         5.50%, Due 2/1/2034 .......................................         1,661         1,683
         5.00%, Due 3/1/2034 .......................................         1,317         1,313
         6.00%, Due 6/1/2034 .......................................           992         1,019
         6.00%, Due 8/1/2034 .......................................           910           934
         5.00%, Due 8/1/2035 .......................................         1,180         1,176
         5.00%, Due 9/1/2035 .......................................         1,533         1,527
         5.00%, Due 9/1/2035 .......................................         1,683         1,676
         5.50%, Due 11/1/2036 ......................................         1,693         1,714
         5.899%, Due 12/1/2036 # ...................................         2,051         2,104
         5.846%, Due 1/1/2037 # ....................................         2,567         2,640
         5.784%, Due 3/1/2037 # ....................................         1,484         1,516
         5.267%, Due 4/1/2037 # ....................................         1,736         1,767
         5.50%, Due 4/1/2037 .......................................         1,922         1,946
         5.50%, Due 5/1/2037 .......................................         4,089         4,141
         6.00%, Due 7/1/2037 .......................................         4,294         4,403
         6.50%, Due 8/1/2037 .......................................           563           585

                                                                           PAR
                                                                          AMOUNT        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
         6.00%, Due 9/1/2037 .......................................   $       602   $       618
         6.00%, Due 12/1/2037 ......................................         2,418         2,479
                                                                                     -----------
                                                                                          43,923
                                                                                     -----------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.94%
         5.50%, Due 2/1/2014 .......................................           454           467
         6.00%, Due 4/1/2016 .......................................           354           366
         5.00%, Due 12/1/2017 ......................................           913           928
         5.00%, Due 6/1/2018 .......................................         1,920         1,951
         4.50%, Due 9/1/2018 .......................................         1,460         1,465
         5.50%, Due 12/1/2018 ......................................            95            98
         4.00%, Due 8/1/2020 .......................................         1,093         1,075
         5.50%, Due 4/1/2021 .......................................         1,167         1,196
         6.00%, Due 1/1/2029 .......................................           567           585
         5.50%, Due 11/1/2033 ......................................         2,237         2,271
         5.00%, Due 3/1/2034 .......................................         1,738         1,734
         4.50%, Due 9/1/2034 .......................................           767           745
         6.50%, Due 3/1/2035 .......................................           289           301
         5.50%, Due 12/1/2035 ......................................         1,398         1,418
         5.50%, Due 12/1/2035 ......................................           431           437
         5.50%, Due 1/1/2036 .......................................         1,517         1,538
         5.50%, Due 2/1/2036 .......................................         1,028         1,042
         5.00%, Due 2/1/2036 .......................................           856           853
         5.50%, Due 3/1/2036 .......................................           366           371
         5.50%, Due 4/1/2036 .......................................         2,498         2,533
         6.00%, Due 8/1/2036 .......................................           661           678
         6.00%, Due 9/1/2036 .......................................         1,177         1,208
         6.00%, Due 9/1/2036 .......................................           225           231
         6.00%, Due 10/1/2036 ......................................         1,408         1,445
         5.50%, Due 12/1/2036 ......................................         1,936         1,963
         6.00%, Due 2/1/2037 .......................................           752           772
         6.50%, Due 8/1/2037 .......................................           902           936
         6.50%, Due 9/1/2037 .......................................           562           583
         6.50%, Due 10/1/2037 ......................................         1,546         1,593
         6.50%, Due 11/1/2037 ......................................         1,059         1,099
                                                                                     -----------
                                                                                          31,882
                                                                                     -----------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.55%
         7.00%, Due 12/15/2025 .....................................           332           356
         4.201%, Due 8/16/2026 .....................................           824           831
         6.50%, Due 8/15/2027 ......................................           396           415
         6.50%, Due 11/15/2027 .....................................           395           414
         7.50%, Due 12/15/2028 .....................................           297           321
         5.50%, Due 7/15/2033 ......................................         1,046         1,068
         6.00%, Due 12/15/2033 .....................................         1,105         1,143
         5.50%, Due 2/20/2034 ......................................         1,399         1,426
                                                                                     -----------
                                                                                           5,974
                                                                                     -----------
   TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS                                          81,779
                                                                                     -----------

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                           PAR
                                                                          AMOUNT        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   U.S. AGENCY OBLIGATIONS - 7.03%
      FEDERAL HOME LOAN BANK - 0.64%
         5.00%, Due 10/16/2009 + ...................................   $     2,280   $     2,313
         5.25%, Due 11/3/2009 ......................................         1,360         1,387
         4.50%, Due 9/16/2013 ......................................         3,100         3,247
                                                                                     -----------
                                                                                           6,947
                                                                                     -----------
   FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.41%
         5.25%, Due 2/24/2011 + ....................................         2,860         2,927
         5.125%, Due 4/18/2011 + ...................................         3,700         3,933
         4.50%, Due 1/15/2015 + ....................................        34,290        35,700
         5.40%, Due 3/17/2021 ......................................         2,740         2,937
         6.00%, Due 12/15/2031 .....................................         2,195         2,285
                                                                                     -----------
                                                                                          47,782
                                                                                     -----------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.98%
         7.25%, Due 1/15/2010 ......................................         3,000         3,257
         5.125%, Due 1/2/2014 + ....................................           820           866
         5.375%, Due 6/12/2017 + ...................................         2,650         2,894
         6.25%, Due 5/15/2029 + ....................................        12,200        14,469
                                                                                     -----------
                                                                                          21,486
                                                                                     -----------
   TOTAL U.S. AGENCY OBLIGATIONS                                                          76,215
                                                                                     -----------
U.S. TREASURY OBLIGATIONS - 6.99%
         9.125%, Due 5/15/2018 + ...................................         1,250         1,815
         7.875%, Due 2/15/2021 + ...................................         1,200         1,656
         6.25%, Due 8/15/2023 + ....................................         1,400         1,720
         6.875%, Due 8/15/2025 + ...................................         1,580         2,079
         5.25%, Due 11/15/2028 + ...................................         1,750         1,960
         5.375%, Due 2/15/2031 + ...................................         1,675         1,920
         4.75%, Due 2/15/2037 + ....................................         3,560         3,792
         4.625%, Due 3/31/2008 + ...................................        25,325        25,436
         4.875%, Due 8/15/2009 + ...................................         1,665         1,733
         4.875%, Due 4/30/2011 + ...................................         4,050         4,363
         4.50%, Due 3/31/2012 + ....................................         3,760         4,033
         3.625%, Due 12/31/2012 + ..................................         8,595         8,915
         4.75%, Due 5/15/2014 + ....................................         8,440         9,237
         4.125%, Due 5/15/2015 + ...................................         2,125         2,233
         4.25%, Due 11/15/2017 + ...................................         4,700         4,936
                                                                                     -----------
   TOTAL U.S. TREASURY OBLIGATIONS                                                        75,828
                                                                                     -----------

                                                                          SHARES
                                                                       -----------
SHORT TERM INVESTMENTS - 6.74%
      American Beacon Money Market Select Fund ** ..................    38,748,429        38,749

                                                                           PAR
                                                                          AMOUNT
                                                                       -----------
United States Treasury Bill, 2.94%, Due 3/6/2008 * .................   $     5,490         5,475

                                                                           PAR
                                                                          AMOUNT        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
      United States Treasury Bill,
         3.27%, Due 5/15/2008 + * ..................................   $    29,000   $    28,838
                                                                                     -----------
   TOTAL SHORT TERM INVESTMENTS                                                           73,062
                                                                                     -----------

                                                                          SHARES
                                                                       -----------
SECURITIES LENDING COLLATERAL - 18.25%
      American Beacon Cash Plus Trust ** ...........................   164,533,413       164,534
      American Beacon Money Market Select Fund ** ..................    33,393,330        33,393
                                                                                     -----------
   TOTAL SECURITIES LENDING COLLATERAL                                                   197,927
                                                                                     -----------
TOTAL INVESTMENTS 117.67% - (COST $1,200,423)                                          1,276,082
LIABILITIES, NET OF OTHER ASSETS - (17.67%)                                             (191,601)
                                                                                     -----------
TOTAL NET ASSETS - 100.00%                                                           $ 1,084,481
                                                                                     ===========

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at January 31, 2008.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,187 or 1.22% of net assets. The Fund has no right to demand registration of these securities.

# The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

**   The Fund/Trust is affiliated by having the same investment advisor.

* At January 31, 2008, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                    UNREALIZED
                               NUMBER OF   EXPIRATION    MARKET    APPRECIATION/
                               CONTRACTS      DATE       VALUE    (DEPRECIATION)
                               ---------   ----------    -----    --------------
Emini S&P 500 Index               589      Mar 2008    $40,629       $(671)

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
COMMON STOCKS - 93.13%
CONSUMER DISCRETIONARY - 7.95%
   HOTELS, RESTAURANTS & LEISURE - 1.37%
      Carnival Corp. ...............................................     1,804,800   $    80,296
      Wyndham Worldwide Corp. ......................................     1,519,280        35,794
                                                                                     -----------
                                                                                         116,090
                                                                                     -----------
   HOUSEHOLD DURABLES - 0.85%
      Centex Corp. + ...............................................       679,300        18,871
      Fortune Brands, Inc. .........................................       465,700        32,562
      Newell Rubbermaid, Inc. ......................................       190,700         4,599
      Pulte Homes, Inc. + ..........................................       970,800        15,863
                                                                                     -----------
                                                                                          71,895
                                                                                     -----------
   MEDIA - 2.04%
      CBS Corp. + ..................................................       913,500        23,011
      Idearc, Inc. + ...............................................       334,000         5,431
      Interpublic Group of Cos., Inc. ## + .........................     1,870,200        16,701
      R.H. Donnelley Corp. ## + ....................................       312,400         9,394
      Time Warner, Inc. ............................................     4,354,000        68,532
      Walt Disney Co. Ltd. .........................................     1,037,000        31,037
      Warner Music Group Corp. + ...................................     2,322,000        18,460
                                                                                     -----------
                                                                                         172,566
                                                                                     -----------
   MULTILINE RETAIL - 2.04%
      J.C. Penney Company, Inc. ....................................     1,425,600        67,588
      Macy's, Inc. .................................................     1,247,712        34,487
      Target Corp. .................................................       851,500        47,326
      Wal-Mart Stores, Inc. ........................................       464,300        23,623
                                                                                     -----------
                                                                                         173,024
                                                                                     -----------
   SPECIALTY RETAIL - 1.65%
      Gap, Inc. ....................................................       655,400        12,531
      Home Depot, Inc. .............................................     3,674,667       112,702
      Limited Brands, Inc. .........................................       400,300         7,642
      Liz Claiborne, Inc. + ........................................       302,500         6,622
                                                                                     -----------
                                                                                         139,497
                                                                                     -----------
   TOTAL CONSUMER DISCRETIONARY                                                          673,072
                                                                                     -----------
CONSUMER STAPLES - 10.37%
   BEVERAGES - 1.45%
      Diageo plc, ADR ..............................................     1,522,700       122,897
                                                                                     -----------
   FOOD & DRUG RETAILING - 1.50%
      Safeway, Inc. ................................................     2,267,400        70,267
      Sysco Corp. + ................................................     1,968,000        57,170
                                                                                     -----------
                                                                                         127,437
                                                                                     -----------
   FOOD PRODUCTS-2.41%
      Archer-Daniels-Midland Co. ...................................     1,918,000        84,488

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
      General Mills, Inc. ..........................................       141,500   $     7,727
      Kellogg Co. ..................................................     1,129,000        54,079
      Kraft Foods, Inc. ............................................     1,960,213        57,356
                                                                                     -----------
                                                                                         203,650
                                                                                     -----------
   PERSONAL PRODUCTS - 0.72%
      L'Oreal SA ...................................................     2,520,000        61,236
                                                                                     -----------
   TOBACCO - 4.29%
      Altria Group, Inc. ...........................................     1,508,500       114,374
      Imperial Tobacco Group plc, ADR .... .... .... .... .... ....      1,435,100       139,463
      UST, Inc. + ..................................................     2,098,800       109,054
                                                                                     -----------
                                                                                         362,891
                                                                                     -----------
   TOTAL CONSUMER STAPLES                                                                878,111
                                                                                     -----------
ENERGY - 8.47%
   ENERGY EQUIPMENT & SERVICES - 0.92%
      Weatherford International Ltd. ## ............................     1,265,000        78,190
                                                                                     -----------
   OIL & GAS - 7.55%
      Chevron Corp. ................................................       988,962        83,567
      ConocoPhillips ...............................................     3,508,796       281,826
      Devon Energy Corp. ...........................................     1,134,300        96,393
      Duke Energy Corp. ............................................     2,470,900        46,107
      Occidental Petroleum Corp. ...................................     1,595,400       108,280
      Royal Dutch Shell plc, ADR ...................................       235,400        16,278
      Sunoco, Inc. .................................................       110,400         6,867
                                                                                     -----------
                                                                                         639,318
                                                                                     -----------
   TOTAL ENERGY                                                                          717,508
                                                                                     -----------
FINANCIALS - 23.47%
   BANKS - 8.42%
      Bank of America Corp. ........................................     4,671,178       207,167
      Comerica Inc + ...............................................       145,600         6,351
      East West Bancorp, Inc. + ....................................     1,729,000        41,600
      KeyCorp ......................................................       137,100         3,585
      National City Corp. + ........................................       391,700         6,968
      SunTrust Banks, Inc. .........................................       245,200        16,907
      Synovus Financial Corp. + ....................................     2,900,600        38,317
      U.S. Bancorp .................................................     1,458,460        49,515
      Wachovia Corp + ..............................................     1,591,700        61,965
      Washington Mutual, Inc. + ....................................     5,877,300       117,076
      Wells Fargo & Co. ............................................     3,286,650       111,779
      Zions Bancorporation + .......................................       948,000        51,893
                                                                                     -----------
                                                                                         713,123
                                                                                     -----------
   DIVERSIFIED FINANCIALS - 9.39%
      American Express Co. .........................................        45,400         2,239

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
      Bear Stearns Cos., Inc. + ....................................       901,750   $    81,428
      Capital One Financial Corp. ..................................       549,300        30,107
      Charles Schwab Corp. .........................................     3,014,000        67,212
      Citigroup, Inc. ..............................................     4,662,938       131,588
      Discover Financial Services ..................................       491,150         8,595
      Federal Home Loan Mortgage Corp. .............................       765,300        23,257
      Federal National Mortgage Association ........................       674,600        22,842
      Goldman Sachs Group, Inc. ....................................       197,300        39,612
      JP Morgan Chase & Co. ........................................     4,062,798       193,186
      Merrill Lynch & Co., Inc. ....................................       501,500        28,285
      Mitsubishi UFJ Financial Group, Inc., ADR + ..................     5,000,000        49,400
      Morgan Stanley Dean Witter & Co. .............................     1,572,100        77,709
      SLM Corp. ....................................................     1,829,500        39,792
                                                                                     -----------
                                                                                         795,252
                                                                                     -----------
   INSURANCE - 5.66%
      ACE Ltd. .....................................................     1,017,300        59,349
      Aflac, Inc. ..................................................     1,189,000        72,921
      Allstate Corp. ...............................................       264,328        13,023
      American International Group, Inc. ...........................     2,631,300       145,143
      Conseco, Inc. ## .............................................       415,000         4,997
      Genworth Financial, Inc. .....................................       742,100        18,063
      Hartford Financial Services Group, Inc. ......................       314,350        25,390
      MetLife, Inc. ................................................       718,700        42,382
      Travelers Companies, Inc. ....................................       746,200        35,892
      UnumProvident Corp. ..........................................       390,200         8,826
      XL Capital Ltd. ..............................................     1,178,000        53,010
                                                                                     -----------
                                                                                         478,996
                                                                                     -----------
   REAL ESTATE - 0.00%
   TOTAL FINANCIALS                                                                    1,987,371
                                                                                     -----------
HEALTH CARE - 9.86%
   HEALTH CARE - 9.86% HEALTH CARE EQUIPMENT & SUPPLIES - 1.60%
      Baxter International, Inc. ...................................     2,037,700       123,770
      Covidien Ltd. ................................................       257,300        11,483
                                                                                     -----------
                                                                                         135,253
                                                                                     -----------
   HEALTH CARE PROVIDERS & SERVICES - 2.31%
      Cigna Corp. ..................................................     1,157,400        56,898
      Omnicare, Inc. + .............................................        60,400         1,337
      UnitedHealth Group, Inc. .....................................       557,700        28,354
      Universal Health Services, Inc. ..............................       961,000        45,292
      WellPoint, Inc. ## ...........................................       812,100        63,506
                                                                                     -----------
                                                                                         195,387
                                                                                     -----------
   PHARMACEUTICALS - 5.95%
      Amgen Inc ## .................................................       310,800        14,480
      AstraZeneca plc, ADR .........................................       257,400        10,772
      Bristol-Myers Squibb Co. .....................................     3,505,000        81,281

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
      Eli Lilly & Co. ..............................................     1,696,600   $    87,409
      Hospira, Inc. ## .............................................     1,078,000        44,317
      Johnson & Johnson ............................................       498,600        31,541
      Merck & Co., Inc. ............................................       284,200        13,153
      Pfizer, Inc. .................................................     5,821,000       136,153
      Wyeth Corp. ..................................................     2,141,300        85,224
                                                                                     -----------
                                                                                         504,330
                                                                                     -----------
   TOTAL HEALTH CARE                                                                     834,970
                                                                                     -----------
INDUSTRIALS - 12.04%
   AEROSPACE & DEFENSE - 3.62%
      Boeing Co. ...................................................     1,448,300       120,469
      Northrop Grumman Corp. .......................................     1,000,600        79,408
      Raytheon Co. .................................................       961,700        62,645
      United Technologies Corp. ....................................       594,900        43,672
                                                                                     -----------
                                                                                         306,194
                                                                                     -----------
   AIR FREIGHT & COURIERS - 0.46%
      FedEx Corp. ..................................................       420,300        39,289
                                                                                     -----------
   INDUSTRIAL CONGLOMERATES - 3.98%
      3M Co. .......................................................       548,500        43,688
      General Electric Co. .........................................     2,588,900        91,673
      Honeywell International, Inc. ................................     2,385,725       140,925
      Textron, Inc. ................................................       673,800        37,766
      Tyco International Ltd. ......................................       571,000        22,475
                                                                                     -----------
                                                                                         336,527
                                                                                     -----------
   MACHINERY - 3.16%
      Caterpillar, Inc. ............................................       761,200        54,152
      Deere & Co. ..................................................       939,000        82,407
      Illinois Tool Works, Inc. ....................................     1,585,100        79,889
      ITT Industries, Inc. .........................................       861,000        51,169
                                                                                     -----------
                                                                                         267,617
                                                                                     -----------
   TRANSPORTATION INFRASTRUCTURE - 0.82%
      Burlington Northern Santa Fe Corp. ...........................       805,200        69,666
                                                                                     -----------
   TOTAL INDUSTRIALS                                                                   1,019,293
                                                                                     -----------
INFORMATION TECHNOLOGY - 9.48%
   COMMUNICATIONS EQUIPMENT - 0.57%
      Alcatel-Lucent, ADR + ........................................       994,600         6,296
      Nokia Corp., ADR + ...........................................     1,127,800        41,672
                                                                                     -----------
                                                                                          47,968
                                                                                     -----------
   COMPUTERS & PERIPHERALS - 4.63%
      Apple Computer, Inc. ## ......................................       542,000        73,365
      Hewlett-Packard Co. ..........................................     2,455,600       107,432

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                          SHARES        VALUE
                                                                      ------------   -----------
                                                                         (DOLLARS IN THOUSANDS)
      International Business Machines Corp. .......................      1,970,000   $   211,460
                                                                                     -----------
                                                                                         392,257
                                                                                     -----------
   ELECTRICAL EQUIPMENT - 0.50%
      Molex  Inc. + ...............................................        139,000         3,342
      Molex, Inc. + ...............................................      1,688,000        39,313
                                                                                     -----------
                                                                                          42,655
                                                                                     -----------
   ELECTRONIC COMPONENTS - 0.54%
      Thomas & Betts Corp. ## .....................................      1,013,000        45,838
                                                                                     -----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.56%
      Intel Corp. .................................................      1,242,900        26,350
      Tyco Electronics Ltd. .......................................        613,700        20,749
                                                                                     -----------
                                                                                          47,099
                                                                                     -----------
   IT CONSULTING & SERVICES - 0.39%
      Electronic Data Systems Corp. ...............................      1,665,600        33,479
                                                                                     -----------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.62%
      Texas Instruments, Inc. .....................................      1,690,000        52,272
                                                                                     -----------
   SOFTWARE - 1.67%
      CA, Inc. + ..................................................      1,482,103        32,651
      Microsoft Corp. .............................................        664,500        21,663
      Oracle Corp. ## .............................................      4,220,700        86,735
                                                                                     -----------
                                                                                         141,049
                                                                                     -----------
   TOTAL INFORMATION TECHNOLOGY                                                          802,617
                                                                                     -----------
MATERIALS - 2.46%
   CHEMICALS - 2.46%
      Air Products & Chemicals, Inc. ..............................      1,153,600       103,847
      Dow Chemical Co. ............................................        525,400        20,312
      E. I. du Pont de Nemours & Co. + ............................      1,202,000        54,306
      Eastman Chemical Co. ........................................         29,900         1,976
      PPG Industries, Inc. ........................................        421,900        27,883
                                                                                     -----------
   TOTAL MATERIALS                                                                       208,324
                                                                                     -----------
TELECOMMUNICATION SERVICES - 4.80%
   DIVERSIFIED TELECOMMUNICATION - 4.80%
      AT&T, Inc. ..................................................      6,229,352       239,768
      Verizon Communications, Inc. ................................      2,942,246       114,277
      Vodafone Group plc, ADR .....................................      1,509,949        52,546
                                                                                     -----------
   TOTAL TELECOMMUNICATION SERVICES                                                      406,591
                                                                                     -----------
UTILITIES - 4.23%
   ELECTRIC UTILITIES-3.50%
      CenterPoint Energy, Inc. + ..................................      1,285,000        20,573

                                                                          SHARES        VALUE
                                                                      ------------   -----------
                                                                         (DOLLARS IN THOUSANDS)
      Dominion Resources, Inc. + ..................................      2,918,600   $   125,500
      Entergy Corp. ...............................................        576,000        62,312
      Exelon Corp. ................................................        871,400        66,392
      FPL Group, Inc. .............................................        109,300         7,047
      Public Service Enterprise Group, Inc. .......................        153,500        14,736
                                                                                     -----------
                                                                                         296,560
                                                                                     -----------
   GAS UTILITIES - 0.73%
      Spectra Energy Corp. ........................................      2,702,800        61,732
                                                                                     -----------
   TOTAL UTILITIES                                                                       358,292
                                                                                     -----------
   TOTAL COMMON STOCKS                                                                 7,886,149
                                                                                     -----------
SHORT TERM INVESTMENTS - 6.32%
      AMERICAN BEACON MONEY MARKET SELECT FUND ++ .................    497,440,911       497,441

                                                                           PAR
                                                                         AMOUNT
                                                                      ------------
      United States Treasury Bill, 2.96%, Due 3/6/2008 #              $     37,672        37,568
                                                                                     -----------
   TOTAL SHORT TERM INVESTMENTS                                                          535,009
                                                                                     -----------

                                                                         SHARES
                                                                      ------------
SECURITIES LENDING COLLATERAL - 5.32%
      American Beacon Cash Plus Trust ++ ..........................    374,829,602       374,830
      American Beacon Money Market Select Fund ++ .................     76,074,571        76,074
                                                                                     -----------
   TOTAL SECURITIES LENDING COLLATERAL                                                   450,904
                                                                                     -----------
TOTAL INVESTMENTS 104.77% - (COST $8,696,935)                                          8,872,062
LIABILITIES, NET OF OTHER ASSETS - (4.77%)                                              (404,074)
                                                                                     -----------
TOTAL NET ASSETS - 100.00%                                                           $ 8,467,988
                                                                                     ===========

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at January 31, 2008.

++   The Fund/Trust is affiliated by having the same investment advisor.

# At January 31, 2008, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                        UNREALIZED
                                  NUMBER OF   EXPIRATION    MARKET     APPRECIATION/
                                  CONTRACTS      DATE        VALUE    (DEPRECIATION)
                                  ---------   ----------   --------   --------------
Emini S&P 500 Index ...........     7,930      Mar 2008    $547,011      $(29,129)
                                                           ========      ========

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
COMMON STOCKS - 95.33%
CONSUMER DISCRETIONARY - 10.44%
   AUTO COMPONENTS - 0.91%
      Johnson Controls, Inc. + .....................................        21,609   $       764
                                                                                     -----------
   HOTELS, RESTAURANTS & LEISURE - 1.08%
      McDonald's Corp. .............................................        16,859           903
                                                                                     -----------
   HOUSEHOLD DURABLES - 0.09%
      Garmin Ltd. + ................................................         1,000            72
                                                                                     -----------
   INTERNET & CATALOG RETAIL - 1.20%
      Amazon.com, Inc. ## + ........................................         9,600           746
      eBay, Inc. ## ................................................         9,400           253
      Expedia, Inc. ## + ...........................................           300             7
                                                                                     -----------
                                                                                           1,006
                                                                                     -----------
   MEDIA - 3.26%
      CBS Corp + ...................................................        39,845         1,004
      Omnicom Group, Inc. + ........................................        16,708           758
      Time Warner, Inc. ............................................        62,000           976
                                                                                     -----------
                                                                                           2,738
                                                                                     -----------
   MULTILINE RETAIL - 1.08%
      BJs Wholesale Club, Inc. ## + ................................         2,300            75
      Nordstrom, Inc. + ............................................        19,470           757
      Wal-Mart Stores, Inc. ........................................         1,400            71
                                                                                     -----------
                                                                                             903
                                                                                     -----------
   SPECIALTY RETAIL - 2.82%
      AutoNation, Inc. ## + ........................................         6,501           106
      Best Buy Company, Inc. + .....................................        20,153           984
      GameStop Corp. ## ............................................         4,800           248
      Nike, Inc. + .................................................        12,540           774
      RadioShack Corp. + ...........................................        14,600           253
                                                                                     -----------
                                                                                           2,365
                                                                                     -----------
   TOTAL CONSUMER DISCRETIONARY ....................................                       8,751
                                                                                     -----------
CONSUMER STAPLES - 7.42%
   BEVERAGES - 2.01%
      Coca-Cola Co. ................................................        17,292         1,023
      Pepsi Bottling Group, Inc. + .................................         1,100            38
      PepsiCo, Inc. ................................................         9,200           628
                                                                                     -----------
                                                                                           1,689
                                                                                     -----------
   FOOD & DRUG RETAILING - 1.82%
      CVS Caremark Corp. ...........................................         3,200           125
      The KrogerCo .................................................        28,537           726

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
      Walgreen Co. .................................................        19,208   $       675
                                                                                     -----------
                                                                                           1,526
                                                                                     -----------
   FOOD PRODUCTS - 1.17%
      H.J. Heinz Co. ...............................................        15,763           671
      Herbalife Ltd. ## ............................................           700            28
      Kellogg Co. ..................................................         1,100            53
      Tyson Foods, Inc. + ..........................................        15,800           225
                                                                                     -----------
                                                                                             977
                                                                                     -----------
   HOUSEHOLD PRODUCTS - 0.84%
      Colgate-Palmolive Co. ........................................         9,136           703
                                                                                     -----------
   TOBACCO - 1.58%
      Altria Group, Inc. ...........................................         9,200           697
      Loews Corp. + ................................................           600            49
      Universal Corp. + ............................................         1,700            85
      UST, Inc. + ..................................................         9,500           494
                                                                                     -----------
                                                                                           1,325
                                                                                     -----------
   TOTAL CONSUMER STAPLES ..........................................                       6,220
                                                                                     -----------
ENERGY - 8.9%
   ENERGY EQUIPMENT & SERVICES - 5.71%
      Cameron International Corp. ## + .............................        16,934           682
      Dresser-Rand Group, Inc. ## ..................................         7,300           232
      Global Industries Ltd. ## ....................................        23,400           413
      Halliburton Co. + ............................................        37,828         1,255
      National Oilwell Varco, Inc. ## ..............................        14,098           849
      Patterson-UTI Energy, Inc. + .................................           100             2
      Schlumberger Ltd. ............................................         8,760           661
      Smith International, Inc. + ..................................        12,750           691
                                                                                     -----------
                                                                                           4,785
                                                                                     -----------
   OIL & GAS - 3.26%
      Anadarko Petroleum Corp. ## ..................................         9,900           580
      Exxon Mobil Corp. ............................................        15,100         1,305
      Murphy Oil Corp. .............................................        10,099           743
      Occidental Petroleum Corp. ...................................           400            27
      Pioneer Natural Resources Co. ................................           700            29
      W&T Offshore, Inc. ...........................................         1,700            48
                                                                                     -----------
                                                                                           2,732
                                                                                     -----------
   TOTAL ENERGY ....................................................                       7,517
                                                                                     -----------
FINANCIALS - 6.30%
   BANKS - 0.57%
      Bank of America Corp. ........................................         5,600           249
      Bank of New York Mellon Corp. ................................         4,400           205

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
      Hudson City Bancorp, Inc. ....................................         1,300   $        21
                                                                                     -----------
                                                                                             475
                                                                                     -----------
   DIVERSIFIED FINANCIALS - 2.48%
      CME Group Inc + ..............................................           400           247
      Eaton Vance Corp. + ..........................................         4,100           153
      Mastercard, Inc. + ...........................................         3,400           704
      State Street Corp. ...........................................         8,825           725
      Tri-Continental Corp. ........................................           200             4
      The Western Union Co. ........................................        11,000           246
                                                                                     -----------
                                                                                           2,079
                                                                                     -----------
   INSURANCE - 1.80%
      American International Group, Inc. ...........................        12,896           711
      Axis Capital Holdings Ltd. ...................................         2,000            80
      Prudential Financial, Inc. + .................................         8,485           716
                                                                                     -----------
                                                                                           1,507
                                                                                     -----------
   REAL ESTATE - 1.45%
      Federal Realty Investment Trust ## + .........................           900            66
      Macerich Co. ## + ............................................           900            62
      ProLogis + ...................................................        16,800           997
      Ventas, Inc. .................................................         2,100            93
                                                                                     -----------
                                                                                           1,218
                                                                                     -----------
   TOTAL FINANCIALS ................................................                       5,279
                                                                                     -----------
HEALTH CARE - 14.22%
   BIOTECHNOLOGY - 2.60%
      Biogen Idec, Inc. ## + .......................................        11,700           713
      Gen-Probe, Inc. ## + .........................................         1,000            57
      Gilead Sciences, Inc. ## .....................................        25,397         1,160
      Invitrogen Corp. ## + ........................................         2,900           249
                                                                                     -----------
                                                                                           2,179
                                                                                     -----------
   HEALTH CARE EQUIPMENT & SUPPLIES - 1.32%
      Becton, Dickinson and Co. ....................................         8,017           694
      Edwards Lifesciences Corp. ## + ..............................         1,300            60
      Kinetic Concepts, Inc. ## + ..................................         4,000           199
      Medtronic, Inc. ..............................................         3,300           154
                                                                                     -----------
                                                                                           1,107
                                                                                     -----------
   HEALTH CARE PROVIDERS & SERVICES - 3.27%
      AmerisourceBergen Corp. ......................................        14,300           667
      Cigna Corp. ..................................................         2,400           118
      Express Scripts, Inc. ## + ...................................        18,871         1,273
      UnitedHealth Group, Inc. .....................................        13,470           685
                                                                                     -----------
                                                                                           2,743
                                                                                     -----------
   PHARMACEUTICALS - 7.03%
      Amgen Inc ## + ...............................................        11,000           512
      Eli Lilly & Co. ..............................................        21,137         1,089

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
      Johnson & Johnson ............................................        10,584   $       670
      Medco Health Solutions, Inc. ## ..............................        23,100         1,157
      Merck & Co., Inc. ............................................        17,200           796
      Pfizer, Inc. .................................................        41,800           978
      Watson Pharmaceuticals, Inc. ## + ............................         2,100            55
      Wyeth Corp. ..................................................        16,037           638
                                                                                     -----------
                                                                                           5,895
                                                                                     -----------
   TOTAL HEALTH CARE ...............................................                      11,924
                                                                                     -----------
INDUSTRIALS - 18.44%
   AEROSPACE & DEFENSE - 6.20%
      Boeing Co. ...................................................        15,455         1,286
      General Dynamics Corp. .......................................         9,114           770
      Goodrich Corp. ...............................................        11,208           701
      Lockheed Martin Corp. ........................................         7,923           855
      Northrop Grumman Corp. .......................................        10,800           857
      United Technologies Corp. ....................................         9,881           725
                                                                                     -----------
                                                                                           5,194
                                                                                     -----------
   COMMERCIAL SERVICES & SUPPLIES - 3.26%
      Apollo Group, Inc. ## ........................................        14,400         1,148
      Herman Miller, Inc. ..........................................           600            19
      ITT Educational Services, Inc. ## + ..........................         6,400           585
      Manpower, Inc. + .............................................        17,400           979
                                                                                     -----------
                                                                                           2,731
                                                                                     -----------
   CONSTRUCTION & ENGINEERING - 0.39%
      Fluor Corp ## ................................................           800            97
      Foster Wheeler Ltd. ## + .....................................         2,000           137
      KBR, Inc. ## .................................................         3,000            95
                                                                                     -----------
                                                                                             329
                                                                                     -----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.22%
      Emerson Electric Co. .........................................        14,426           733
      Energizer Holdings, Inc. ## + ................................         6,400           599
      PerkinElmer, Inc. ............................................         4,400           110
      Rockwell Automation, Inc. + ..................................         7,300           416
                                                                                     -----------
                                                                                           1,858
                                                                                     -----------
   INDUSTRIAL CONGLOMERATES - 2.32%
      3M Co. .......................................................        11,168           890
      Honeywell International, Inc. ................................        17,896         1,057
                                                                                     -----------
                                                                                           1,947
                                                                                     -----------
   MACHINERY - 3.65%
      AGCO Corp. ## + ..............................................        13,800           831
      Caterpillar, Inc. ............................................         2,600           185
      Illinois Tool Works, Inc. + ..................................        14,480           730
      Ingersoll-RandCo.Ltd. + ......................................         9,000           356
      Joy Global Inc ...............................................         1,700           107

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
      SPX Corp. ....................................................           200   $        20
      Terex Corp. ##  + ............................................        14,186           833
                                                                                     -----------
                                                                                           3,062
                                                                                     -----------
   ROAD & RAIL - 0.28%
      JB Hunt Transport Services, Inc. + ...........................         5,800           180
      Norfolk Southern Corp. .......................................         1,000            55
                                                                                     -----------
                                                                                             235
                                                                                     -----------
   TRADING COMPANIES & DISTRIBUTORS - 0.12%
      W.W. Grainger, Inc. ..........................................         1,300           103
                                                                                     -----------
   TOTAL INDUSTRIALS ...............................................                      15,459
                                                                                     -----------
INFORMATION TECHNOLOGY - 23.06%
   COMMUNICATIONS EQUIPMENT - 3.58%
      Cisco Systems, Inc. ## .......................................        50,957         1,248
      Harris Corp + ................................................        13,505           739
      Juniper Networks, Inc. ## + ..................................        37,500         1,018
                                                                                     -----------
                                                                                           3,005
                                                                                     -----------
   COMPUTERS & PERIPHERALS - 6.48%
      Apple Computer, Inc. ## ......................................         4,900           663
      Dell, Inc. ## ................................................        43,918           880
      EMC Corp. ## + ...............................................        21,500           341
      Hewlett-Packard Co. ..........................................        16,579           725
      International Business Machines Corp. . .. ... .. .. . ... ...        11,054         1,187
      Lexmark International, Inc. ## + .............................         2,700            98
      NVIDIA Corp ## ...............................................        33,462           823
      Seagate Technology + .........................................        35,295           716
                                                                                     -----------
                                                                                           5,433
                                                                                     -----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.55%
      Agilent Technologies, Inc. ## + ..............................         3,800           129
      Avnet, Inc. ## ...............................................         1,100            39
      Intel Corp. ..................................................        34,574           733
      Tyco Electronics Ltd. ........................................        11,700           396
                                                                                     -----------
                                                                                           1,297
                                                                                     -----------
   INTERNET SOFTWARE & SERVICES - 0.39%
      Google, Inc. ## ..............................................           400           225
      VeriSign, Inc. ## + ..........................................         3,000           102
                                                                                     -----------
                                                                                             327
                                                                                     -----------
   IT CONSULTING & SERVICES - 1.44%
      Accenture Ltd. ...............................................        31,324         1,085
      Tech Data Corp. ## ...........................................         3,700           127
                                                                                     -----------
                                                                                           1,212
                                                                                     -----------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 3.76%
      Analog Devices, Inc. + .......................................        18,000           510
      FirstSolar  Inc ## + .........................................           200            36
      Lam Research Corp. ## + ......................................        17,687           679

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
      MEMC Electronic Materials, Inc. ## ...........................        11,500   $       822
      National Semiconductor Corp. + ...............................        13,900           256
      Texas Instruments, Inc. + ....................................        27,400           848
                                                                                     -----------
                                                                                           3,151
                                                                                     -----------
   SOFTWARE - 5.86%
      Adobe Systems, Inc. ## .......................................         2,100            73
      Advent Software, Inc. ## + ...................................         2,700           122
      CA, Inc. + ...................................................         5,400           119
      Cadence Design Systems, Inc. ## + ............................         5,800            59
      Fair Isaac Corp. + ...........................................           400            10
      Microsoft Corp. ..............................................        97,781         3,188
      Oracle Corp. ## ..............................................        34,126           701
      Symantec Corp ## .............................................        25,700           461
      Synopsys, Inc. ## + ..........................................         8,000           176
                                                                                     -----------
                                                                                           4,909
                                                                                     -----------
   TOTAL INFORMATION TECHNOLOGY ....................................                      19,334
                                                                                     -----------
MATERIALS - 3.84%
   CHEMICALS - 1.74%
      Celanese Corp. ...............................................         3,400           127
      CF Industries Holdings, Inc. + ...............................         2,000           214
      Lubrizol Corp. ...............................................           400            21
      Minerals Technologies, Inc. ..................................           700            38
      Monsanto Co. .................................................         1,100           124
      Praxair, Inc. ................................................         9,433           763
      Terra Industries, Inc. ## + ..................................         3,800           171
                                                                                     -----------
                                                                                           1,458
                                                                                     -----------
   CONTAINERS & PACKAGING - 0.22%
      Owens-Illinois, Inc. ## ......................................         3,700           186
                                                                                     -----------
   METALS & MINING - 1.88%
      Freeport-McMoRan Copper & Gold, Inc. .........................         7,702           686
      Newmont Mining Corp. .........................................           300            16
      Nucor Corp. ..................................................        12,928           747
      Southern Copper Corp. + ......................................         1,300           122
                                                                                     -----------
                                                                                           1,571
                                                                                     -----------
   TOTAL MATERIALS .................................................                       3,215
                                                                                     -----------
TELECOMMUNICATION SERVICES - 1.63%
   DIVERSIFIED TELECOMMUNICATION - 1.63%
      AT&T, Inc. ...................................................        19,208           739
      Embarq Corp + ................................................         2,800           127
      Sprint Nextel Corp. + ........................................        47,400           499
                                                                                     -----------
   TOTAL TELECOMMUNICATION SERVICES ................................                       1,365
                                                                                     -----------

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
UTILITIES - 1.01%
   ELECTRIC UTILITIES - 1.01%
      Reliant Energy, Inc. ## ......................................        39,725   $       845
                                                                                     -----------
   TOTAL COMMON STOCKS                                                                    79,909
                                                                                     -----------
SHORT TERM INVESTMENTS - 4.16%
      American Beacon Money Market Select Fund ++ ..................     3,269,566         3,269

                                                                           PAR
                                                                          AMOUNT
                                                                       -----------
      United States Treasury Bill, 1.73%, Due 3/6/2008 # ..........    $       222           222
                                                                                     -----------
   TOTAL SHORT TERM INVESTMENTS                                                            3,491
                                                                                     -----------

                                                                          SHARES
                                                                       -----------
SECURITIES LENDING COLLATERAL - 23.69%
      American Beacon Cash Plus Trust ++ ...........................    16,506,613        16,507
      American Beacon Money Market Select Fund ++ ..................      3,350,14         3,350
                                                                                     -----------
   TOTAL SECURITIES LENDING COLLATERAL .............................                      19,857
                                                                                     -----------
TOTAL INVESTMENTS 123.18% - (COST $102,704) ........................                     103,257
LIABILITIES, NET OF OTHER ASSETS - (23.18%) ........................                     (19,431)
                                                                                     -----------
TOTAL NET ASSETS - 100.00% .........................................                 $    83,826
                                                                                     ===========

Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at January 31, 2008.

++   The Fund/Trust is affiliated by having the same investment advisor.

# At January 31, 2008, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                      UNREALIZED
                                  NUMBER OF   EXPIRATION   MARKET    APPRECIATION/
                                  CONTRACTS      DATE       VALUE   (DEPRECIATION)
                                  ---------   ----------   ------   --------------
Emini S&P 500 Index ...........       52       Mar 2008     3,587         $42

                             See accompanying notes

AMERICAN BEACON MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
COMMON STOCKS - 92.24%
CONSUMER DISCRETIONARY - 22.31%
   AUTO COMPONENTS - 3.93%
      Advance Auto Parts, Inc. .....................................        25,100   $       896
      Lear Corp. ## + ..............................................        59,200         1,738
      Magna International, Inc.. ...................................        14,550         1,145
                                                                                     -----------
                                                                                           3,779
                                                                                     -----------
   HOTELS, RESTAURANTS & LEISURE - 1.70%
      Royal Caribbean Cruises Ltd. + ...............................        40,600         1,635
                                                                                     -----------
   HOUSEHOLD DURABLES - 5.60%
      Black & Decker Corp. + .......................................        23,950         1,737
      Stanley Works + ..............................................        29,000         1,490
      Whirlpool Corp. + ............................................        25,300         2,153
                                                                                     -----------
                                                                                           5,380
                                                                                     -----------
   LEISURE EQUIPMENT & PRODUCTS - 0.76%
      Hasbro, Inc. + ...............................................        28,150           731
                                                                                     -----------
   MEDIA - 0.69%
      Idearc, Inc. + ...............................................        40,700           662
                                                                                     -----------
   SPECIALTY RETAIL - 8.85%
      Family Dollar Stores, Inc. + .................................        65,000         1,367
      Hanesbrands, Inc. ## + .......................................        38,200           978
      Office Depot, Inc. ## + ......................................        31,300           464
      Regis Corp + .................................................        53,000         1,343
      Rent-A-Center, Inc. ## .......................................       125,025         2,138
      Sherwin-Williams Co. + .......................................        16,100           921
      TJX Cos., Inc. + .............................................        41,000         1,294
                                                                                     -----------
                                                                                           8,505
                                                                                     -----------
   TEXTILES & APPAREL - 0.78%
      Sealy Corp. + ................................................        80,525           751
                                                                                     -----------
   TOTAL CONSUMER DISCRETIONARY                                                           21,443
                                                                                     -----------
CONSUMER STAPLES - 5.67%
   FOOD PRODUCTS - 1.64%
      Del Monte Foods Co. + ........................................       176,100         1,580
                                                                                     -----------
   TOBACCO - 4.03%
      Loews Corp. ..................................................        19,700         1,618
      Reynolds American, Inc. + ....................................        26,200         1,659
      UST, Inc. + ..................................................        11,400           592
                                                                                     -----------
                                                                                           3,869
                                                                                     -----------
   TOTAL CONSUMER STAPLES                                                                  5,449
                                                                                     -----------

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
ENERGY - 3.59%
   OIL & GAS - 3.59%
      El Paso Corp. ................................................        94,100   $     1,551
      Murphy Oil Corp. + ...........................................        25,800         1,897
                                                                                     -----------
   TOTAL ENERGY                                                                            3,448
                                                                                     -----------
FINANCIALS - 25.01%
   BANKS - 6.01%
      Comerica, Inc. + .............................................        34,425         1,502
      New York Community Bancorp, Inc. +............................        28,000           519
      Peoples United Financial, Inc. + .............................        86,454         1,460
      Popular, Inc. + ..............................................        41,750           565
      South Financial Group, Inc. + ................................        35,600           615
      UnionBanCal Corp. + ..........................................        22,725         1,115
                                                                                     -----------
                                                                                           5,776
                                                                                     -----------
   DIVERSIFIED FINANCIALS - 3.30%
      CIT Group, Inc. + ............................................        25,000           699
      Countrywide Financial Corp. + ................................        63,600           443
      Federal Home Loan Mortgage Corp. .............................        29,725           903
      SLM Corp. +...................................................        51,800         1,127
                                                                                     -----------
                                                                                           3,172
                                                                                     -----------
   INSURANCE - 12.50%
      Axis Capital Holdings Ltd. ...................................        26,900         1,077
      Conseco, Inc. ##  ............................................        57,300           690
      Delphi Financial Group, Inc. .................................        18,800           590
      First American Corp. .........................................        16,975           739
      IPC Holdings Ltd. + ..........................................        34,000           875
      Old Republic International Corp. +............................        80,387         1,200
      Protective Life Corp. ........................................        39,450         1,568
      RenaissanceRe Holdings Ltd. ..................................        23,325         1,329
      Torchmark Corp. ..............................................        25,825         1,577
      Willis Group Holdings Ltd. ...................................        30,200         1,064
      XL Capital Ltd. +.............................................        28,800         1,296
                                                                                     -----------
                                                                                          12,005
                                                                                     -----------
   REAL ESTATE - 3.20%
      Annaly Capital Management, Inc. ..............................        84,300         1,662
      First Industrial Realty Trust, Inc. + ........................        40,600         1,414
                                                                                     -----------
   TOTAL FINANCIALS                                                                        3,076
                                                                                     -----------
                                                                                          24,029
                                                                                     -----------
HEALTH CARE - 8.35%
   HEALTH CARE EQUIPMENT & SUPPLIES - 2.82%
      Hillenbrand Industries, Inc. .................................        23,575         1,219
      IMS Health Inc. ..............................................        62,400         1,491
                                                                                     -----------
                                                                                           2,710
                                                                                     -----------

                             See accompanying notes

AMERICAN BEACON MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   HEALTH CARE PROVIDERS & SERVICES - 5.53%
      AmerisourceBergen Corp. + ....................................        35,875   $     1,673
      Coventry Health Care, Inc. ## + ..............................        23,800         1,347
      Omnicare, Inc. + .............................................        54,500         1,207
      Quest Diagnostics, Inc. + ....................................        22,000         1,085
                                                                                     -----------
                                                                                           5,312
                                                                                     -----------
   TOTAL HEALTH CARE ...............................................                       8,022
                                                                                     -----------
INDUSTRIALS - 12.60%
   AEROSPACE & DEFENSE - 4.21%
      Goodrich Corp. ...............................................        20,200         1,263
      L-3 Communications Holdings, Inc. ............................        25,125         2,785
                                                                                     -----------
                                                                                           4,048
                                                                                     -----------
   COMMERCIAL SERVICES & SUPPLIES - 4.77%
      Avery Dennison Corp. .........................................        29,700         1,539
      Con-way, Inc. + ..............................................        22,425         1,092
      Kelly Services, Inc. + .......................................        46,200           796
      Pitney Bowes, Inc. ...........................................        17,500           642
      United Stationers, Inc. ## + .................................         9,275           512
                                                                                     -----------
                                                                                           4,581
                                                                                     -----------
   FREIGHT TRANSPORTATION - 1.40%
      Ryder System, Inc. ...........................................        25,900         1,348
                                                                                     -----------
   MACHINERY - 2.22%
      Brady Corp. + ................................................        18,850           573
      Briggs & Stratton Corp. + ....................................        28,400           592
      ITT Industries, Inc. .........................................        16,200           963
                                                                                     -----------
                                                                                           2,128
                                                                                     -----------
   TOTAL INDUSTRIALS ................................................                     12,105
                                                                                     -----------
INFORMATION TECHNOLOGY - 7.35%
   COMMUNICATIONS EQUIPMENT - 2.14%
      Alcatel-Lucent, ADR + ........................................       324,248         2,053
                                                                                     -----------
   IT CONSULTING & SERVICES - 3.89%
      Affiliated Computer Services, Inc. ## + ......................        38,775         1,890
      Computer Sciences Corp. ## + .................................        27,800         1,177
      Tech Data Corp. ## ...........................................        19,575           673
                                                                                     -----------
                                                                                           3,740
                                                                                     -----------
   SOFTWARE - 1.32%
      CA, Inc. + ...................................................        57,750         1,272
                                                                                     -----------
   TOTAL INFORMATION TECHNOLOGY ....................................                       7,065
                                                                                     -----------

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
UTILITIES - 7.36%
   ELECTRIC UTILITIES - 4.98%
      CenterPoint Energy, Inc. + ...................................        62,400   $       999
      Pinnacle West Capital Corp. + ................................        27,400         1,053
      Wisconsin Energy Corp. .......................................        31,325         1,426
      Xcel Energy, Inc. + ..........................................        62,900         1,308
                                                                                     -----------
                                                                                           4,786
                                                                                     -----------
   GAS UTILITIES - 2.38%
      MDU Resources Group, Inc. + ..................................        54,250         1,406
      Sempra Energy ................................................        15,725           879
                                                                                     -----------
                                                                                           2,285
                                                                                     -----------
   TOTAL UTILITIES .................................................                       7,071
                                                                                     -----------
   TOTAL COMMON STOCKS .............................................                      88,632
                                                                                     -----------
SHORT TERM INVESTMENTS - 7.52%
   American Beacon Money Market Select
      Fund ++ ......................................................     5,994,497         5,994

                                                                           PAR
                                                                          AMOUNT
                                                                       -----------
   United States Treasury Bill,
     2.94%, Due 3/6/2008 # .........................................   $   1,235           1,232
                                                                                     -----------
   TOTAL SHORT TERM INVESTMENTS ....................................                       7,226
                                                                                     -----------

                                                                          SHARES
                                                                       -----------
SECURITIES LENDING COLLATERAL - 14.53%
   American Beacon Cash Plus Trust ++ ..............................    11,609,619        11,610
   American Beacon Money Market Select
     Fund ++ .......................................................     2,356,262         2,356
                                                                                     -----------
   TOTAL SECURITIES LENDING COLLATERAL .............................                      13,966
                                                                                     -----------
TOTAL INVESTMENTS 114.29% - (COST $119,295) ........................                     109,824
LIABILITIES, NET OF OTHER ASSETS - (14.29%) ........................                     (13,733)
                                                                                     -----------
TOTAL NET ASSETS - 100.00% .........................................                 $    96,091
                                                                                     ===========

                             See accompanying notes

AMERICAN BEACON MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at January 31, 2008.

++   The Fund/Trust is affiliated by having the same investment advisor.

# At January 31, 2008, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                    UNREALIZED
                               NUMBER OF   EXPIRATION   MARKET    APPRECIATION/
                               CONTRACTS      DATE      VALUE    (DEPRECIATION)
                               ---------   ----------   ------   --------------
Emini S&P 400 Index.........      92        Mar 2008    $7,419         $12
                                                        ======         ===

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
COMMON STOCKS - 94.92%
COMMUNICATIONS - 1.53%
MEDIA - 1.53%
   Belo Corp. + ....................................................       743,900   $    12,356
   Courier Corp. + .................................................        69,159         1,833
   Cox Radio, Inc. ## + ............................................       217,860         2,601
   Entravision Communications Corp. ## .............................       296,800         2,089
   Getty Images, Inc. ## ...........................................       162,800         4,070
   Hearst-Argyle Television, Inc. ..................................        93,800         1,999
   Journal Communications, Inc. ....................................       199,743         1,648
   McClatchy Co. + .................................................        97,800         1,053
   Media General, Inc. .............................................        15,700           299
   Meredith Corp. ..................................................        89,150         4,189
   New York Times Co. + ............................................       292,400         4,895
   Westwood One, Inc. + ............................................     1,742,300         2,753
                                                                                     -----------
TOTAL COMMUNICATIONS                                                                      39,785
                                                                                     -----------
CONSUMER DISCRETIONARY - 15.76%
AUTO COMPONENTS - 1.96%
   Aftermarket Technology Corp. ## .................................        25,000           635
   American Axle & Manufacturing Holdings, Inc. + ..................       665,200        14,468
   Gentex Corp. + ..................................................       286,170         4,539
   Lear Corp. ## ...................................................       526,200        15,449
   Modine Manufacturing Co. + ......................................       102,200         1,578
   Tenneco, Inc. ## + ..............................................       255,200         6,755
   TRW Automotive Holdings Corp. ## ................................       327,300         7,505
                                                                                     -----------
                                                                                          50,929
                                                                                     -----------
AUTOMOBILES - 0.21%
   Winnebago Industries, Inc. + ....................................       257,700         5,427
                                                                                     -----------
HOTELS, RESTAURANTS & LEISURE - 1.09%
   CBRL Group, Inc. + ..............................................       100,911         3,155
   CEC Entertainment, Inc. ## ......................................        88,500         2,065
   Domino's Pizza, Inc. + ..........................................       173,600         2,363
   JAKKS Pacific, Inc. ## + ........................................       129,700         3,056
   Landry's Restaurants, Inc. + ....................................        59,200         1,214
   Lodgian, Inc. ## ................................................       495,000         4,326
   Panera Bread Co. ## + ...........................................       171,350         6,474
   Ruby Tuesday, Inc. + ............................................       260,850         2,006
   Speedway Motorsports, Inc. + ....................................       121,500         3,687
                                                                                     -----------
                                                                                          28,346
                                                                                     -----------
HOUSEHOLD DURABLES - 2.12%
   Beazer Homes USA, Inc. + ........................................       482,500         4,207
   Blyth, Inc. .....................................................       147,100         3,205
   Cavco Industries, Inc. ## + .....................................        46,560         1,531

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   Champion Enterprises, Inc. ## + .................................     1,408,200      $ 13,758
   Ethan Allen Interiors, Inc. + ...................................       229,020         7,088
   Furniture Brands International, Inc. + ..........................       320,800         3,064
   Helen of Troy Ltd. ## + .........................................       144,400         2,455
   Knoll, Inc. .....................................................       150,000         2,004
   Lancaster Colony Corp. ..........................................        28,310           987
   Leggett & Platt, Inc. ...........................................        51,700           983
   M.D.C. Holdings, Inc. + .........................................       298,810        13,826
   Russ Berrie and Company, Inc. ## + ..............................        94,500         1,364
   Tempur-Pedic International, Inc. + ..............................        39,800           789
                                                                                     -----------
                                                                                          55,261
                                                                                     -----------
INTERNET & CATALOG RETAIL - 0.17%
   Insight Enterprises, Inc. ## ....................................       254,699         4,399
                                                                                     -----------
LEISURE EQUIPMENT & PRODUCTS - 0.95%
   Brunswick Corp. + ...............................................       831,200        15,785
   Polaris Industries, Inc. + ......................................        47,800         2,076
   Scholastic Corp. ## + ...........................................       202,070         6,925
                                                                                     -----------
                                                                                          24,786
                                                                                     -----------
MULTILINE RETAIL - 0.57%
   BJ's Wholesale Club, Inc. ## ....................................       343,700        11,150
   Fred's, Inc. + ..................................................       287,900         2,715
   Tuesday Morning Corp. + .........................................       175,500         1,060
                                                                                     -----------
                                                                                          14,925
                                                                                     -----------
SPECIALTY RETAIL - 6.58%
   Aaron Rents, Inc. + .............................................        91,800         1,755
   American Greetings Corp. ........................................       106,800         2,192
   AnnTaylor Stores Corp. ## + .....................................       254,840         6,409
   Asbury Automotive Group, Inc. + .................................       343,900         4,877
   AutoNation, Inc. ## .............................................        46,000           749
   Bebe Stores, Inc. + .............................................        89,190         1,028
   Big 5 Sporting Goods Corp. + ....................................        93,700         1,116
   Cabela's, Inc. ## + .............................................       278,850         4,113
   Cache, Inc. ## + ................................................       146,130         1,606
   Cato Corp. + ....................................................       125,100         2,048
   Charlotte Russe Holding, Inc. ## + ..............................       255,700         4,610
   Charming Shoppes, Inc. ## + .....................................       494,800         3,191
   Childrens Place Retail Stores, Inc. ## + ........................        75,710         1,404
   Christopher & Banks Corp. + .....................................        76,010           971
   Collective Brands, Inc. ## + ....................................       196,500         3,462
   Conn's, Inc. ## + ...............................................        86,500         1,669
   Dress Barn, Inc. ## + ...........................................       635,900         7,752
   Family Dollar Stores, Inc. ......................................       590,700        12,422
   Foot Locker, Inc. ...............................................       354,260         4,850
   Genesco, Inc. ## + ..............................................        75,000         2,502
   Group 1 Automotive, Inc. + ......................................       341,350         9,025

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   Gymboree Corp. ## + .............................................       192,150      $  7,344
   Hibbett Sports, Inc. ## + .......................................        61,500         1,143
   Jos. A. Bank Clothiers, Inc. ## + ...............................       167,870         4,573
   Lithia Motors, Inc. + ...........................................        67,400         1,031
   MarineMax, Inc. ## + ............................................       353,800         5,473
   Men's Wearhouse, Inc. + .........................................       691,350        17,623
   OfficeMax, Inc. .................................................        91,500         2,266
   Pacific Sunwear of California ## ................................       478,100         5,317
   Penske Auto Group, Inc. + .......................................       540,900         9,823
   RadioShack Corp. ................................................        52,400           909
   Regis Corp. .....................................................       207,980         5,268
   Rent-A-Center, Inc. ## ..........................................       519,250         8,879
   Sonic Automotive, Inc., A Shares + ..............................       480,000         9,624
   Stage Stores, Inc. + ............................................        96,320         1,153
   Wet Seal, Inc. ## ...............................................       912,800         2,784
   Williams-Sonoma, Inc. + .........................................        84,200         2,263
   Zale Corp. ## + .................................................       483,250         7,925
                                                                                     -----------
                                                                                         171,149
                                                                                     -----------
TEXTILES & APPAREL - 2.11%
   Brown Shoe Company, Inc. ........................................       154,700         2,661
   Columbia Sportswear Co. + .......................................        45,056         1,967
   Jones Apparel Group, Inc. + .....................................       580,400         9,751
   Kenneth Cole Productions, Inc. + ................................       145,660         2,521
   K-Swiss, Inc. + .................................................       183,439         3,331
   Oshkosh Corp. ## ................................................         1,800            82
   Phillips-Van Heusen Corp. .......................................        64,100         2,701
   Quiksilver, Inc. ## .............................................       165,800         1,580
   Skechers U.S.A., Inc. ## ........................................        90,200         1,806
   Steven Madden Ltd. ## ...........................................       111,600         1,905
   Timberland Co. ## + .............................................       225,520         3,701
   Warnaco Group, Inc. ## ..........................................       280,200        10,056
   Wolverine World Wide, Inc. ......................................       510,500        12,921
                                                                                     -----------
                                                                                          54,983
                                                                                     -----------
TOTAL CONSUMER DISCRETIONARY                                                             410,205
                                                                                     -----------
CONSUMER STAPLES - 2.11%
FOOD & DRUG RETAILING - 1.08%
   Casey's General Stores, Inc. ....................................       205,580         5,345
   Great Atlantic & Pacific Tea Co. ## + ...........................        45,292         1,353
   Longs Drug Stores Corp. .........................................       248,920        11,453
   Spartan Stores, Inc. + ..........................................       398,500         7,006
   Winn-Dixie Stores, Inc. ## ......................................       168,200         2,980
                                                                                     -----------
                                                                                          28,137
                                                                                     -----------
FOOD PRODUCTS - 0.83%
   Del Monte Foods Co. .............................................       922,800         8,277
   JM Smucker Co. ..................................................        39,410         1,842

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   Lance, Inc. .....................................................       157,720      $  2,891
   Ralcorp Holdings, Inc. ## + .....................................       155,270         8,448
   Smithfield Foods, Inc. ## + .....................................         5,200           145
                                                                                     -----------
                                                                                          21,603
                                                                                     -----------
TOBACCO - 0.20%
   Universal Corp. + ...............................................       101,300         5,046
                                                                                     -----------
   TOTAL CONSUMER STAPLES                                                                 54,786
                                                                                     -----------
ENERGY - 6.69%
ENERGY EQUIPMENT & SERVICES - 3.52%
   Basic Energy Services, Inc. ## + ................................       160,500         2,871
   CARBO Ceramics, Inc. + ..........................................       139,760         4,801
   Complete Production Services, Inc. ## + .........................       125,900         2,002
   Dril-Quip, Inc. ## ..............................................        59,390         2,883
   Grey Wolf, Inc. ## ..............................................       725,100         4,322
   Gulfmark Offshore, Inc. ## + ....................................        90,800         3,797
   Helmerich & Payne, Inc. .........................................       193,050         7,572
   Hercules Offshore, Inc. ## ......................................        99,300         2,289
   Lufkin Industries, Inc. .........................................        36,700         1,940
   Oil States International, Inc. ## ...............................       409,480        14,356
   Parker Drilling Co. ## + ........................................       288,200         2,003
   Patterson-UTI Energy, Inc. + ....................................       471,600         9,234
   SEACOR Holdings, Inc. ## ........................................        23,600         2,082
   Superior Well Services, Inc. ## + ...............................       120,740         2,353
   Tetra Technologies, Inc. ## + ...................................       166,600         2,607
   Tidewater, Inc. + ...............................................       229,700        12,165
   Unit Corp. ## ...................................................       245,630        12,311
   W-H Energy Services, Inc. ## ....................................        43,990         2,140
                                                                                     -----------
                                                                                          91,728
                                                                                     -----------
OIL & GAS - 3.17%
   Alon USA Energy, Inc. + .........................................       127,466         2,320
   Berry Petroleum Co. + ...........................................        81,550         3,056
   Cabot Oil & Gas Corp. ...........................................        60,620         2,345
   Cimarex Energy Co. + ............................................       349,800        14,275
   Delek US Holdings, Inc. .........................................       122,200         2,008
   Encore Acquisition Co. ## + .....................................       320,200        10,438
   EXCO Resources, Inc. ## + .......................................       886,200        13,284
   Holly Corp. .....................................................        36,129         1,749
   Penn Virginia Corp. .............................................       204,600         8,718
   Pioneer Drilling Co. ## .........................................       294,100         3,062
   St Mary Land & Exploration Co. ..................................       208,050         7,330
   Stone Energy Corp. ## ...........................................       118,700         4,867
   Swift Energy Co. ## .............................................         5,473           236

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   W&T Offshore, Inc. + ............................................       311,000   $     8,798
                                                                                     -----------
                                                                                          82,486
                                                                                     -----------
TOTAL ENERGY                                                                             174,214
                                                                                     -----------
FINANCIALS - 24.79%
BANKS - 8.72%
   1st Source Corp. + ..............................................        20,300           396
   Anchor BanCorp Wisconsin, Inc. + ................................        49,838         1,246
   Associated Banc-Corp + ..........................................       120,800         3,398
   Astoria Financial Corp. .........................................       368,200        10,008
   BancorpSouth, Inc. ..............................................       248,300         6,088
   Bank of Hawaii Corp. ............................................       180,800         9,107
   BankAtlantic Bancorp, Inc. + ....................................       396,000         2,237
   Cathay General Bancorp + ........................................       184,200         4,776
   Chemical Financial Corp. + ......................................       101,731         2,816
   Citizens Republic Bancorp, Inc. + ...............................       472,590         6,682
   City National Corp. + ...........................................       125,480         7,137
   Colonial BancGroup, Inc. + ......................................        76,600         1,203
   Columbia Banking System, Inc. ...................................        75,900         1,951
   Community Bank System, Inc. + ...................................       125,900         2,747
   Community Trust Bancorp, Inc. + .................................        30,400           879
   Corus Bankshares, Inc. + ........................................       234,074         2,977
   Cullen/Frost Bankers, Inc. ......................................       151,424         8,244
   CVB Financial Corp. + ...........................................       353,647         3,943
   F.N.B. Corp. + ..................................................       278,800         4,341
   First Commonwealth Financial Corp. + ............................        57,800           671
   First Horizon National Corp. ....................................       115,900         2,498
   First Midwest Bancorp, Inc. + ...................................       143,300         4,471
   FirstFed Financial Corp. ## + ...................................        12,700           533
   FirstMerit Corp. + ..............................................       287,160         6,424
   Flushing Financial Corp. + ......................................       116,190         1,858
   Fulton Financial Corp. + ........................................       872,078        10,997
   Harleysville National Corp. + ...................................        18,677           283
   Home Federal Bancorp Inc. .......................................       201,700         2,148
   IBERIABANK Corp. ................................................        58,400         3,002
   International Bancshares Corp. + ................................       290,850         6,032
   Intervest Bancshares Corp. ......................................        78,340         1,174
   National Penn Bancshares, Inc. + ................................       210,525         3,644
   NBT Bancorp, Inc. + .............................................       136,506         3,082
   Old National Bancorp + ..........................................       347,320         5,835
   Pacific Capital Bancorp NA + ....................................       426,470         9,169
   Park National Corp. + ...........................................        59,800         4,306
   PFF Bancorp, Inc. + .............................................        74,800           936
   Provident Bankshares Corp. + ....................................       226,590         4,697
   S&T Bancorp, Inc. + .............................................        31,564           982
   Southwest Bancorp, Inc. .........................................       111,510         1,961
   Sterling Bancshares, Inc. .......................................       646,950         6,489

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   Susquehanna Bancshares, Inc. + ..................................       265,200      $  5,628
   TCF Financial Corp. + ...........................................        31,600           672
   Trustmark Corp. + ...............................................       263,560         6,065
   Umpqua Holdings Corp. + .........................................        56,700           930
   United Bankshares, Inc. + .......................................       159,771         5,138
   Washington Federal, Inc. ........................................       653,124        15,949
   Washington Trust Bancorp, Inc. + ................................        35,570           886
   Webster Financial Corp. .........................................       450,700        15,265
   WesBanco, Inc. + ................................................        65,100         1,788
   Whitney Holding Corp. + .........................................       250,445         6,722
   Wilmington Trust Corp. + ........................................       184,650         6,439
                                                                                     -----------
                                                                                         226,850
                                                                                     -----------
DIVERSIFIED FINANCIALS - 3.05%
   AmeriCredit Corp. ## + ..........................................       343,475         4,572
   Apollo Investment Corp. + .......................................       384,400         5,835
   Ares Capital Corp. + ............................................       399,400         5,584
   Asta Funding, Inc. + ............................................       156,650         3,269
   Credit Acceptance Corp. ## + ....................................        73,400         1,248
   Ezcorp, Inc. ## .................................................       456,100         6,021
   Financial Federal Corp. + .......................................       256,340         6,162
   First Cash Financial Services, Inc. ## ..........................        83,300           834
   Investment Technology Group, Inc. ## ............................       229,450        10,777
   Jackson Hewitt Tax Service, Inc. + ..............................         6,700           148
   Knight Capital Group, Inc. ## ...................................       417,450         6,992
   MCG Capital Corp. + .............................................       646,900         8,526
   Nelnet, Inc. + ..................................................       161,100         2,141
   Piper Jaffray Co. ## + ..........................................       175,543         8,317
   Raymond James Financial, Inc. ...................................        58,200         1,635
   Texas Capital Bancshares, Inc. ## + .............................        81,700         1,424
   World Acceptance Corp. ## + .....................................       200,400         6,000
                                                                                     -----------
                                                                                          79,485
                                                                                     -----------
INSURANCE - 9.89%
   American Equity Investment Life Holding
      Co. + ........................................................       241,300         1,996
   American Financial Group, Inc. + ................................       136,350         3,779
   American National Insurance Co. .................................        11,600         1,455
   Argo Group International Holdings Ltd. ## .......................       136,857         5,589
   Aspen Insurance Holdings Ltd. ...................................       496,070        13,999
   Assured Guaranty Ltd. ...........................................       245,850         5,817
   CNA Surety Corp. ## .............................................       194,700         3,471
   Commerce Group, Inc. + ..........................................        56,200         2,032
   Conseco, Inc. ## ................................................     1,012,999        12,196
   Delphi Financial Group, Inc. + ..................................       381,700        11,978
   Employers Holdings, Inc. ........................................       455,600         7,955
   FBL Financial Group, Inc. .......................................       132,448         4,364
   Fidelity National Financial, Inc. + .............................        65,600         1,292
   First American Corp. ............................................        13,400           584

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   Hanover Insurance Group, Inc. ...................................       577,490   $    26,305
   Harleysville Group, Inc. ........................................       138,904         4,952
   HCC Insurance Holdings, Inc. ....................................       228,316         6,361
   Horace Mann Educators Corp. .....................................       337,060         6,192
   Infinity Property and Casualty Corp. ............................        75,398         3,006
   LandAmerica Financial Group, Inc. + .............................        69,210         3,610
   Mercury General Corp. ...........................................       251,600        12,099
   National Western Life Insurance Co. .............................         2,400           451
   Navigators Group, Inc. ## .......................................       135,750         7,837
   Odyssey Re Holdings Corp. + .....................................       321,100        12,195
   Philadelphia Consolidated Holding Co. ## ........................       185,914         6,656
   Phoenix Cos., Inc. ..............................................       365,400         3,957
   PMA Capital Corp. ## + ..........................................       224,300         1,803
   Presidential Life Corp. .........................................       135,700         2,489
   Protective Life Corp. ...........................................       295,880        11,758
   Reinsurance Group of America, Inc. + ............................       253,300        14,684
   RLI Corp. .......................................................        46,400         2,617
   Safety Insurance Group, Inc. ....................................        74,500         2,907
   Selective Insurance Group, Inc. .................................       199,200         4,763
   StanCorp Financial Group, Inc. ..................................       385,150        18,953
   State Auto Financial Corp. ......................................       117,400         3,279
   Stewart Information Services Corp. + ............................       283,200         9,694
   United America Indemnity Ltd. ## ................................       281,297         5,769
   United Fire & Casualty, Co. .....................................        81,700         2,727
   Unitrin, Inc. + .................................................       103,300         4,251
   Zenith National Insurance Corp. .................................        38,500         1,533
                                                                                     -----------
                                                                                         257,355
                                                                                     -----------
REAL ESTATE - 3.13%
   Alexandria Real Estate Equities, Inc. ...........................        19,570         1,922
   Anthracite Capital, Inc. + ......................................       278,240         2,090
   BioMed Realty Trust, Inc. .......................................        62,740         1,448
   California Coastal Communities, Inc. ## + .......................       198,500         1,445
   CapLease, Inc. + ................................................       912,900         7,404
   Care Investment Trust, Inc. + ...................................       167,600         1,810
   Corrections Corp of America ## ..................................        86,460         2,295
   DiamondRock Hospitality Co. .....................................       532,000         6,996
   Education Realty Trust, Inc. + ..................................       214,960         2,532
   Entertainment Properties Trust + ................................        77,600         3,841
   Health Care Real Estate Investment Trust, Inc. + ................        52,520         2,253
   LaSalle Hotel Properties + ......................................       232,040         6,360
   Lexington Realty Trust + ........................................       645,230         9,646
   MI Developments, Inc. ...........................................       425,100        10,602
   Mission West Properties, Inc. + .................................       147,430         1,401
   Redwood Trust, Inc. + ...........................................       173,390         7,197
   St. Joe Co. + ...................................................        35,300         1,370
   Sunstone Hotel Investors, Inc. ..................................       354,750         5,903

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   U-Store-It Trust ................................................       507,900   $     4,835
                                                                                     -----------
                                                                                          81,350
                                                                                     -----------
TOTAL FINANCIALS ................................................                        645,040
                                                                                     -----------
HEALTH CARE - 4.96%
BIOTECHNOLOGY - 0.27%
   Charles River Laboratories International, Inc. ## ...............        60,630         3,765
   Invitrogen Corp. ## .............................................        38,710         3,316
                                                                                     -----------
                                                                                           7,081
                                                                                     -----------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.25%
   Hillenbrand Industries, Inc. ....................................        37,910         1,961
   Kensey Nash Corp. ## ............................................       100,590         2,731
   Medical Action Industries, Inc. ## + ............................       111,290         1,861
                                                                                     -----------
                                                                                           6,553
                                                                                     -----------
HEALTH CARE PROVIDERS & SERVICES - 3.39%
   Air Methods Corp. ## + ..........................................        77,860         3,572
   Amedisys, Inc. ## + .............................................        52,150         2,223
   Apria Healthcare Group, Inc. ## .................................       185,300         3,932
   Gentiva Health Services, Inc. ## ................................       344,050         6,358
   HealthSouth Corp. ## + ..........................................       222,670         3,790
   Healthspring, Inc. ## ...........................................       426,150         8,817
   LifePoint Hospitals, Inc. ## ....................................       609,680        16,461
   Lincare Holdings, Inc. ## .......................................        27,500           919
   Magellan Health Services, Inc. ## ...............................       176,650         7,727
   MAXIMUS, Inc. + .................................................       352,100        12,422
   MDS, Inc. ## ....................................................        88,700         1,496
   Medcath Corp. ## ................................................        74,010         1,841
   Odyssey HealthCare, Inc. ## .....................................       256,380         2,259
   Pediatrix Medical Group, Inc. ## ................................       140,160         9,544
   Res-Care, Inc. ## ...............................................       185,690         4,154
   Universal Health Services, Inc. .................................        56,400         2,658
                                                                                     -----------
                                                                                          88,173
                                                                                     -----------
PHARMACEUTICALS - 1.05%
   Endo Pharmaceuticals Holdings, Inc. ## ..........................        30,800           805
   King Pharmaceuticals, Inc. ## ...................................       427,500         4,484
   KV Pharmaceutical Co. ## + ......................................       122,850         3,192
   Medicines Co. ## + ..............................................       156,520         2,680
   NBTY, Inc. ## ...................................................       334,900         8,111
   Sciele Pharma, Inc. ## + ........................................       331,650         7,933
                                                                                     -----------
                                                                                          27,205
                                                                                     -----------
TOTAL HEALTH CARE ...............................................                        129,012
                                                                                     -----------
INDUSTRIALS - 16.97%
AEROSPACE & DEFENSE - 0.76%
   Alliant Techsystems, Inc. ## + ..................................        19,810         2,097

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   BE Aerospace, Inc. ## ...........................................        92,300   $     3,564
   Curtiss-Wright Corp. ............................................       110,300         4,599
   Esterline Technologies Corp. ## .................................       104,230         4,856
   Moog, Inc. ## ...................................................       100,450         4,625
                                                                                     -----------
                                                                                          19,741
                                                                                     -----------
BUILDING PRODUCTS - 1.63%
   Apogee Enterprises, Inc. + ......................................       305,900         5,338
   Crane Co. .......................................................       241,000         9,850
   Drew Industries, Inc. ## + ......................................        94,930         2,572
   Insituform Technologies, Inc. ## + ..............................       374,500         4,756
   Lennox International, Inc. ......................................       271,400        10,085
   NCI Building Systems, Inc. ## + .................................        82,700         2,378
   Simpson Manufacturing Co., Inc. + ...............................       171,100         4,714
   Universal Forest Products, Inc. + ...............................        75,392         2,729
                                                                                     -----------
                                                                                          42,422
                                                                                     -----------
COMMERCIAL SERVICES & SUPPLIES - 6.14%
   American Ecology Corp. + ........................................       129,910         2,972
   Bowne & Co., Inc. ...............................................       117,400         1,444
   Bright Horizons Family Solutions, Inc. ## .......................        60,400         2,571
   Brink's Co. .....................................................        40,220         2,439
   Casella Waste Systems, Inc. ## ..................................       269,500         3,269
   Clean Harbors, Inc. ## + ........................................       169,830         9,422
   Consolidated Graphics, Inc. ## ..................................        89,150         4,485
   Con-way, Inc. ...................................................       291,000        14,169
   Deluxe Corp. ....................................................       239,700         5,830
   Ennis, Inc. + ...................................................       109,000         1,725
   Headwaters, Inc. ## + ...........................................       179,800         2,026
   Heidrick & Struggles International, Inc. + ......................        52,800         1,451
   Herman Miller, Inc. .............................................       183,000         5,816
   Hewitt Associates, Inc. ## ......................................        50,200         1,866
   Hudson Highland Group, Inc. ## ..................................       510,500         3,477
   Kelly Services, Inc. ............................................       588,300        10,131
   Kforce, Inc. ## .................................................       364,700         3,246
   Korn/Ferry International ## + ...................................     1,061,800        17,084
   LECG Corp ## + ..................................................       458,440         3,892
   McGrath Rentcorp + ..............................................       138,938         3,236
   Mobile Mini, Inc. ## + ..........................................       347,050         5,275
   Navigant Consulting, Inc. ## + ..................................       272,350         3,225
   PHH Corp. ## ....................................................       318,600         5,987
   Pre-Paid Legal Services, Inc. ## + ..............................        54,670         3,037
   Providence Service Corp. ## + ...................................       140,820         4,158
   Spherion Corp. ## ...............................................       371,900         2,484
   Steelcase, Inc., A Shares  ......................................       136,270         2,089
   TAL International Group, Inc. + .................................        33,900           746
   Tetra Tech, Inc. ##+ ............................................       149,510         2,944
   TrueBlue  Inc ## ................................................       186,600         2,663
   United Stationers, Inc. ## + ....................................        55,200         3,050

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   Valassis Communications, Inc. ## + ..............................     1,849,300   $    17,679
   Waste Connections, Inc. ## ......................................       202,600         5,908
                                                                                     -----------
                                                                                         159,796
                                                                                     -----------
CONSTRUCTION & ENGINEERING - 0.51%
   Comfort Systems USA, Inc. .......................................       102,642         1,260
   EMCOR Group, Inc. ## ............................................       241,000         5,285
   Granite Construction, Inc. + ....................................       142,300         5,417
   Perini Corp. ## .................................................        35,600         1,244
                                                                                     -----------
                                                                                          13,206
                                                                                     -----------
DIVERSIFIED MANUFACTURING - 0.52%
   Acuity Brands, Inc. .............................................        20,494           933
   Barnes Group, Inc. + ............................................       124,500         3,318
   Kennametal, Inc. ................................................       304,800         9,336
                                                                                     -----------
                                                                                          13,587
                                                                                     -----------
ELECTRICAL EQUIPMENT - 1.23%
   A.O. Smith Corp. + ..............................................       104,000         3,640
   Anixter International, Inc. ## + ................................       119,959         8,404
   Regal-Beloit Corp. + ............................................       527,900        20,018
                                                                                     -----------
                                                                                          32,062
                                                                                     -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.36%
   Diebold, Inc. ...................................................       289,500         7,492
   PerkinElmer, Inc. ...............................................        76,640         1,908
                                                                                           9,400
                                                                                     -----------
FREIGHT TRANSPORTATION - 0.63%
   Pacer International, Inc. + .....................................       147,100         2,520
   Ryder System, Inc. ..............................................       266,800        13,890
                                                                                     -----------
                                                                                          16,410
                                                                                     -----------
INDUSTRIAL CONGLOMERATES - 0.20%
   Carlisle Cos., Inc. + ...........................................       158,300         5,271
                                                                                     -----------
MACHINERY - 2.37%
   Actuant Corp + ..................................................        54,800         1,498
   Blount International, Inc. ## ...................................         5,300            61
   Brady Corp. + ...................................................       173,350         5,265
   Flowserve Corp. .................................................        67,800         5,568
   Gardner Denver, Inc. ## .........................................       118,800         3,854
   Harsco Corp. ....................................................       108,100         6,153
   Kaydon Corp. + ..................................................       248,000        10,835
   Lincoln Electric Holdings, Inc. .................................        10,700           660
   Miller Industries, Inc. ## ......................................       231,100         3,073
   Mueller Industries, Inc. ........................................       170,610         4,777
   NACCO Industries, Inc. ..........................................        18,400         1,841
   Reliance Steel & Aluminum Co. + .................................        29,200         1,437
   TimkenCo ........................................................       551,250        16,664
                                                                                     -----------
                                                                                          61,686
                                                                                     -----------

                              See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
MARINE - 0.98%
   Alexander & Baldwin, Inc. + .....................................        34,100   $     1,556
   Genco Shipping & Trading Ltd. + .................................       135,150         6,666
   Hornbeck Offshore Services, Inc. ## + ...........................        42,700         1,652
   Kirby Corp. ## ..................................................       274,000        12,598
   Overseas Shipholding Group, Inc. ................................        47,161         3,076
                                                                                     -----------
                                                                                          25,548
                                                                                     -----------
RENTAL AUTO/EQUIPMENT - 0.24%
   United Rentals, Inc. ## .........................................       347,200         6,336
                                                                                     -----------
ROAD & RAIL - 1.33%
   Arkansas Best Corp. + ...........................................       106,800         3,288
   Celadon Group, Inc. ## + ........................................       261,400         2,494
   Covenant Transport Group, Inc. ## + .............................       159,300         1,318
   GATX Corp. + ....................................................        76,600         2,880
   Heartland Express, Inc. + .......................................       311,170         5,057
   Landstar System, Inc. ...........................................       107,840         5,395
   Werner Enterprises, Inc. + ......................................       303,600         6,184
   YRC Worldwide, Inc. ## + ........................................       429,650         7,867
                                                                                     -----------
                                                                                          34,483
                                                                                     -----------
TRADING COMPANIES & DISTRIBUTORS - 0.07%
   MSC Industrial Direct Co., Inc. .................................        42,570         1,748
                                                                                     -----------
TOTAL INDUSTRIALS ..................................................                     441,696
                                                                                     -----------
INFORMATION TECHNOLOGY - 9.74%
COMMUNICATIONS EQUIPMENT - 0.45%
   ADC Telecommunications, Inc. ## .................................        58,700           868
   Arris Group, Inc. ## ............................................        96,400           847
   Avocent Corp ## + ...............................................       209,400         3,476
   CommScope, Inc. ## ..............................................        24,600         1,091
   Comtech Telecommunications Corp. ## .............................        96,530         4,325
   Ixia ## .........................................................        64,920           480
   Plantronics, Inc. + .............................................        33,300           636
                                                                                     -----------
                                                                                          11,723
                                                                                     -----------
COMPUTERS & PERIPHERALS - 1.49%
   Avid Technology, Inc. ## + ......................................       154,900         4,015
   Cray, Inc. ## + .................................................       345,220         1,885
   Electronics for Imaging, Inc. ## ................................       459,810         6,787
   Ingram Micro, Inc. ## ...........................................     1,186,300        21,092
   Mercury Computer Systems, Inc. ## + .............................       588,480         4,884
                                                                                     -----------
                                                                                          38,663
                                                                                     -----------
ELECTRONIC COMPONENTS - 0.80%
   II-VI Inc. ## + .................................................        96,750         3,137
   PlexusCorp. ## ..................................................       726,400        16,409
   Thomas & Betts Corp. ## .........................................        26,090         1,181
                                                                                     -----------
                                                                                          20,727
                                                                                     -----------

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.50%
   Benchmark Electronics, Inc. ## ..................................       742,800   $    13,185
   IKON Office Solutions, Inc. + ...................................       713,000         5,832
   Littelfuse, Inc. ## .............................................       315,000         9,573
   Methode Electronics, Inc. .......................................       696,800         8,445
   MTS Systems Corp. ...............................................        89,270         3,001
   Rogers Corp. ## + ...............................................        81,190         2,534
   TTM Technologies, Inc. ## .......................................       509,750         5,184
   Vishay Intertechnology, Inc. ## .................................     1,663,400        17,449
                                                                                     -----------
                                                                                          65,203
                                                                                     -----------
INTERNET SOFTWARE & SERVICES - 0.46%
   Interwoven Inc. ## ..............................................       127,040         1,610
   Netgear, Inc. ## + ..............................................       203,535         5,426
   NIC, Inc. + .....................................................       236,710         1,692
   United Online, Inc. + ...........................................       287,080         3,207
                                                                                     -----------
                                                                                          11,935
                                                                                     -----------
IT CONSULTING & SERVICES - 1.16%
   CACI International, Inc. ## .....................................       137,700         6,002
   ManTech International Corp. ## + ................................       155,250         6,350
   MPS Group Inc. ## ...............................................       513,150         5,157
   Phase Forward, Inc. ## ..........................................       172,410         2,974
   SRA International, Inc. ## ......................................       227,100         6,229
   SYNNEX Corp. ## + ...............................................       144,900         3,087
   Unisys Corp. ## .................................................        83,100           346
                                                                                     -----------
                                                                                          30,145
                                                                                     -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.78%
   Advanced Energy Industries, Inc. ## .............................       167,216         1,808
   Brooks Automation, Inc. ## ......................................       932,800        11,464
   Cirrus Logic, Inc. ## ...........................................       403,320         1,714
   Cymer Inc. ## + .................................................       121,970         3,294
   FEI Co. ## + ....................................................       170,360         3,860
   Microsemi Corp. ## + ............................................       148,060         3,364
   MKS Instruments, Inc. ## ........................................       380,310         7,074
   Novellus Systems, Inc. ## + .....................................        34,000           808
   ON Semiconductor Corp. ## + .....................................       492,900         3,194
   Photronics Inc. ## ..............................................       121,200         1,477
   RF Micro Devices, Inc. ## + .....................................       730,500         2,360
   Rudolph Technologies, Inc. ## + .................................       142,270         1,458
   Teradyne Inc. ## ................................................       351,110         3,852
   Ultra Clean Holdings ## .........................................        64,900           635
                                                                                     -----------
                                                                                          46,362
                                                                                     -----------
SOFTWARE - 1.10%
   Aspen Technology, Inc. ## .......................................       267,430         3,757
   EPIQ Systems, Inc. ##+ ..........................................       143,186         2,112
   Mentor Graphics Corp. ## ........................................     1,107,300         9,135
   Novell Inc. ## ..................................................       618,000         3,930

                              See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   Parametric Technology Corp. ## ..................................       196,200   $     3,228
   Sybase, Inc. ## + ...............................................       233,510         6,590
                                                                                          28,752
                                                                                     -----------
TOTAL INFORMATION TECHNOLOGY .......................................                     253,510
                                                                                     -----------
MATERIALS - 5.44%
CHEMICALS - 2.98%
   Ashland, Inc. ...................................................       149,900         6,825
   Cytec Industries, Inc. ..........................................        33,900         1,919
   FMC Corp. .......................................................       351,740        18,698
   Georgia Gulf Corp. + ............................................       559,900         4,367
   H.B. Fuller Co. .................................................       225,500         4,688
   Hercules, Inc. ..................................................       534,600         9,371
   International Flavors & Fragrances, Inc. ........................        21,700           925
   Olin Corp. ......................................................       314,600         6,446
   PolyOne Corp. ## ................................................     1,403,100         8,643
   RPM International, Inc. .........................................       291,300         6,304
   Spartech Corp. ..................................................        53,700           791
   Tronox, Inc. + ..................................................       167,200         1,221
   Tronox  Inc. + ..................................................       230,700         1,689
   Westlake Chemical Corp. + .......................................       277,700         5,582
                                                                                     -----------
                                                                                          77,469
                                                                                     -----------
CONSTRUCTION MATERIALS - 0.14%
   Ameron International Corp. + ....................................        28,900         2,596
   Eagle Materials, Inc. + .........................................        25,300           954
                                                                                     -----------
                                                                                           3,550
                                                                                     -----------
CONTAINERS & PACKAGING - 0.21%
   Packaging Corp. of America ......................................        62,100         1,505
   Rock-Tenn Co. ...................................................        38,900         1,112
   Silgan Holdings, Inc. ...........................................        37,958         1,798
   Sonoco Products Co. .............................................        32,300           997
                                                                                     -----------
                                                                                           5,412
                                                                                     -----------
METALS & MINING - 1.89%
   AMCOL International Corp. + .....................................        58,850         1,443
   Century Aluminum Co. ## + .......................................       271,300        14,105
   Commercial Metals Co. ...........................................       104,626         2,966
   Compass Minerals International, Inc. + ..........................        83,000         3,521
   Foundation Coal Holdings, Inc. ..................................       145,200         7,594
   Gibraltar Industries, Inc. + ....................................       427,100         5,637
   GrafTech Int'l Ltd. ## ..........................................       435,000         6,547
   USEC, Inc. ## + .................................................       331,200         2,673
   Worthington Industries, Inc. + ..................................       286,500         4,696
                                                                                     -----------
                                                                                          49,182
                                                                                     -----------
PAPER & FOREST PRODUCTS-0.22%
   Glatfelter + ....................................................       159,790         2,311
   Neenah Paper, Inc. + ............................................        80,010         2,168

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   Wausau Paper Corp. + ............................................       152,630         1,366
                                                                                     -----------
                                                                                           5,845
                                                                                     -----------
TOTAL MATERIALS ....................................................                     141,458
                                                                                     -----------
TELECOMMUNICATION SERVICES - 0.37%
DIVERSIFIED TELECOMMUNICATION - 0.37%
   Cincinnati Bell, Inc. ## ........................................     2,061,690         7,999
   Harris Stratex Networks, Inc. ## + ..............................       152,390         1,660
                                                                                     -----------
TOTAL TELECOMMUNICATION SERVICES ...................................                       9,659
                                                                                     -----------
UTILITIES - 6.56%
ELECTRIC UTILITIES - 4.62%
   ALLETE, Inc. + ..................................................        84,400         3,248
   Black Hills Corp. + .............................................       266,230        10,314
   El Paso Electric Co. ## .........................................       132,220         3,098
   Great Plains Energy, Inc. + .....................................       749,200        20,888
   Hawaiian Electric Industries, Inc. + ............................       207,770         4,671
   Idacorp, Inc. + .................................................       329,550        10,756
   NSTAR ...........................................................       330,600        10,721
   OGE Energy Corp. ................................................       389,200        12,738
   Pike Electric Corp. ## + ........................................        71,400         1,182
   PNM Resources, Inc. .............................................       501,180         9,683
   Portland General Electric Co. ...................................       803,970        19,810
   Puget Energy, Inc. ..............................................        99,700         2,607
   Westar Energy, Inc. + ...........................................       424,000        10,329
                                                                                     -----------
                                                                                         120,045
                                                                                     -----------
GAS UTILITIES - 1.91%
   AGL Resources, Inc. .............................................       387,540        14,669
   Atmos Energy Corp. ..............................................       693,730        19,924
   Laclede Group, Inc. + ...........................................        43,900         1,474
   Nicor, Inc. + ...................................................       135,300         5,547
   Southwest Gas Corp. .............................................        56,100         1,602
   UGI Corp. .......................................................        98,960         2,634
   WGL Holdings, Inc. ..............................................       121,500         3,917
                                                                                     -----------
                                                                                          49,767
                                                                                     -----------
WATER UTILITIES - 0.03%
   SJW Corp. + .....................................................        26,620           805
                                                                                     -----------
TOTAL UTILITIES ....................................................                     170,617
                                                                                     -----------
TOTAL COMMON STOCKS ................................................                   2,469,982
                                                                                     -----------
SHORT TERM INVESTMENTS - 4.42%
American Beacon Money Market Select
   Fund ++ .........................................................   107,445,100       107,445

                              See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                           PAR
                                                                          AMOUNT        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   United States Treasury Bill,
      2.94%, Due 3/6/2008 # ........................................   $     7,455   $     7,435
                                                                                     -----------
TOTAL SHORT TERM INVESTMENTS                                                             114,880
                                                                                     -----------

                                                                          SHARES
                                                                       -----------
SECURITIES LENDING COLLATERAL - 23.79%
   American Beacon Cash Plus Trust ++ ..............................   514,564,926       514,565
   American Beacon Money Market Select Fund ++ .....................   104,434,937       104,435
                                                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL                                                      619,000
                                                                                     -----------
TOTAL INVESTMENTS 123.13% - (COST $3,332,388)                                          3,203,862
LIABILITIES, NET OF OTHER ASSETS - (23.13%)                                             (601,795)
                                                                                     -----------
TOTAL NET ASSETS - 100.00%                                                           $ 2,602,067
                                                                                     -----------

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at January 31, 2008.

++   The Fund/Trust is affiliated by having the same investment advisor.

# At January 31, 2008, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                    UNREALIZED
                              NUMBER OF   EXPIRATION    MARKET     APPRECIATION/
                              CONTRACTS      DATE        VALUE    (DEPRECIATION)
                              ---------   ----------   --------   --------------
Emini Mini Russell ........     1,650      Mar 2008    $117,975       $2,401
                                                       ========       ======

                              See accompanying notes

AMERICAN BEACON SMALL CAP VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS

January 31, 2008 (Unaudited)

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
COMMON STOCKS - 98.73%
CONSUMER DISCRETIONARY - 12.16%
HOTELS, RESTAURANTS & LEISURE - 1.98%
   Bob Evans Farms, Inc. ...........................................         2,125   $        63
   Dominos Pizza, Inc. + ...........................................         2,624            36
   Jack in the Box, Inc. ## + ......................................         2,722            79
   Ruby Tuesday, Inc. + ............................................         1,655            13
                                                                                     -----------
                                                                                             191
                                                                                     -----------
HOUSEHOLD DURABLES - 2.02%
   CSS Industries, Inc. ............................................           780            23
   Ethan Allen Interiors, Inc. + ...................................         1,314            41
   Tupperware Corp. ................................................         3,579            132
                                                                                     -----------
                                                                                             196
                                                                                     -----------
INTERNET & CATALOG RETAIL - 0.72%
   Insight Enterprises, Inc. ## ....................................         4,019            70
                                                                                     -----------
LEISURE EQUIPMENT & PRODUCTS - 1.06%
   Polaris Industries, Inc. + ......................................         1,210            53
   Scholastic Corp. ## + ...........................................         1,465            50
                                                                                     -----------
                                                                                             103
                                                                                     -----------
SPECIALTY RETAIL - 2.45%
   Asbury Automotive Group, Inc. + .................................         1,780            25
   Charming Shoppes, Inc. ## + .....................................         6,463            42
   Collective Brands, Inc. ## + ....................................         3,515            62
   Mens Wearhouse, Inc. + ..........................................           845            21
   Regis Corp. + ...................................................         2,194            56
   Sonic Automotive, Inc., A Shares + ..............................         1,565            31
                                                                                     -----------
                                                                                             237
                                                                                     -----------
TEXTILES & APPAREL - 3.93%
   Brown Shoe Company, Inc. ........................................         2,804            48
   Maidenform Brands, Inc. ## + ....................................         2,716            34
   Movado Group, Inc. + ............................................         2,115            51
   Perry Ellis International, Inc. ## ..............................         3,479            61
   Phillips-Van Heusen Corp. .......................................         1,075            45
   Unifirst Corp. ..................................................         1,906            78
   Warnaco Group, Inc. ## ..........................................         1,756            63
                                                                                     -----------
                                                                                             380
                                                                                     -----------
                                                                                           1,177
                                                                                     -----------
TOTAL CONSUMER DISCRETIONARY
CONSUMER STAPLES - 3.74%
FOOD & DRUG RETAILING - 2.57%
   Casey's General Stores, Inc. ....................................         2,370            61
   Longs Drug Stores Corp. .........................................           893            41
   RuddickCorp. ....................................................         2,785            95

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)

   Spartan Stores, Inc. + ..........................................         2,883   $        51
                                                                                     -----------
                                                                                             248
FOOD PRODUCTS - 0.51%
   Sensient Technologies Corp. .....................................         1,865            50
                                                                                     -----------
PERSONAL PRODUCTS - 0.66%
   Elizabeth Arden, Inc. ## ........................................         3,184            64
                                                                                     -----------
TOTAL CONSUMER STAPLES .............................................                         362
                                                                                     -----------
ENERGY - 4.85%
ENERGY EQUIPMENT & SERVICES - 3.56%
   Grey Wolf  Inc ## + .............................................         8,873            53
   Gulfmark Offshore, Inc. ## + ....................................         1,054            44
   Oil States International, Inc. ## ...............................         2,229            78
   Parker Drilling Co. ## + ........................................        12,478            87
   Trico Marine Services, Inc. ## + ................................         2,585            83
                                                                                     -----------
                                                                                             345
                                                                                     -----------
OIL & GAS - 1.29%
   Comstock Resources, Inc. ## .....................................         1,775            56
   Swift Energy Co. ## .............................................         1,574            68
                                                                                     -----------
                                                                                             124
                                                                                     -----------
                                                                                             469
                                                                                     -----------
TOTAL ENERGY
FINANCIALS - 30.86%
BANKS - 10.11%
   Banco Latinoamericano de Exportaciones S.A. .....................         2,258            35
   BankUnited Financial Corp. + ....................................         2,780            17
   Boston Private Financial Holdings, Inc. + .......................         3,135            72
   Central Pacific Financial Corp. + ...............................         2,499            47
   F.N.B. Corp. + ..................................................         3,317            52
   First Community Bancorp, Inc. + .................................         1,014            36
   First Niagara Financial Group, Inc. + ...........................         4,591            58
   FirstFed Financial Corp. ## + ...................................         1,936            81
   FirstMerit Corp. + ..............................................         2,570            58
   Franklin Bank Corp. ## + ........................................         3,609            21
   Hanmi Financial Corp. + .........................................         1,646            14
   Irwin Financial Corp. + .........................................         4,784            55
   Preferred Bank ..................................................         1,314            29
   Prosperity Bancshares, Inc. + ...................................         1,750            50
   South Financial Group, Inc. + ...................................         2,424            42
   Sterling Bancshares, Inc. .......................................         2,936            29
   Sterling Financial Corp. + ......................................         2,879            51
   Susquehanna Bancshares, Inc. + ..................................         2,655            56
   SVB Financial Group ## + ........................................         1,524            74

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS

January 31, 2008 (Unaudited)

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   UMB Financial Corp. + ...........................................         2,400   $       101
                                                                                     -----------
                                                                                             978
                                                                                     -----------
DIVERSIFIED FINANCIALS - 2.65%
   Advanta Corp., Class B Shares + .................................         2,895            29
   Cash America International, Inc. ................................         1,715            56
   GAMCO Investors, Inc. ...........................................           577            34
   MCG Capital Corp. + .............................................         3,919            52
   SWS Group, Inc. .................................................         3,249            50
   World Acceptance Corp. ## + .....................................         1,221            36
                                                                                     -----------
                                                                                             257
                                                                                     -----------
INSURANCE - 9.61%
   Argo Group International Holdings Ltd. ## + .....................         2,191            89
   Aspen Insurance Holdings Ltd. ...................................         1,704            48
   Delphi Financial Group, Inc. ....................................         2,780            87
   FPIC Insurance Group, Inc. ## + .................................           699            29
   Harleysville Group, Inc. + ......................................         2,681            96
   LandAmerica Financial Group, Inc. + .............................           845            44
   Max Capital Group Ltd. ..........................................           970            28
   Navigators Group, Inc. ## .......................................         1,936           112
   Phoenix Cos., Inc. ..............................................         2,188            24
   Platinum Underwriters Holdings Ltd. .............................         1,355            46
   ProAssurance Corp. ## + .........................................         2,209           127
   SeaBright Insurance Holdings, Inc. ## ...........................         4,739            70
   Selective Insurance Group, Inc. + ...............................         3,184            76
   Stewart Information Services Corp. + ............................         1,574            54
                                                                                     -----------
                                                                                             930
                                                                                     -----------
REAL ESTATE - 8.49%
   Arbor Realty Trust, Inc. + ......................................         1,715            30
   Ashford Hospitality Trust, Inc. + ...............................         7,133            45
   Capital Trust, Inc. + ...........................................         1,101            32
   DiamondRock Hospitality Co. + ...................................         5,323            70
   EastGroup Properties, Inc. ......................................           840            35
   Entertainment Properties Trust + ................................           644            32
   Equity Lifestyle Properties, Inc. ...............................           700            31
   FelCor Lodging Trust, Inc. ......................................         2,740            37
   Gramercy Capital Corp. + ........................................         3,549            82
   LaSalle Hotel Properties + ......................................         2,559            70
   Lexington Realty Trust + ........................................         3,729            56
   Nationwide Health Properties, Inc. + ............................         1,646            52
   PS Business Parks, Inc. .........................................           644            32
   Senior Housing Properties Trust .................................         3,414            76
   Strategic Hotel Capital, Inc. ...................................         3,869            55
   Sunstone Hotel Investors, Inc. ..................................         3,319            55

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   Tanger Factory Outlet Centers, Inc. + ...........................           845   $        32
                                                                                     -----------
                                                                                             822
                                                                                     -----------
                                                                                           2,987
                                                                                     -----------
   TOTAL FINANCIALS
HEALTH CARE - 6.43%
   HEALTH CARE EQUIPMENT & SUPPLIES - 0.73%
      STERIS Corp. + ...............................................         2,849            71
                                                                                     -----------
HEALTH CARE PROVIDERS & SERVICES - 4.59%
   Centene Corp. ## ................................................         2,604            62
   Gentiva Health Services, Inc. ## ................................         2,669            49
   Molina Healthcare, Inc. ## ......................................         1,385            47
   Owens & Minor, Inc. + ...........................................         2,020            83
   PSS World Medical, Inc. ## + ....................................         3,040            53
   Res-Care  Inc ## + ..............................................         4,195            94
   Stewart Enterprises, Inc. + .....................................         7,835            56
                                                                                     -----------
                                                                                             444
                                                                                     -----------
PHARMACEUTICALS - 1.11%
   Sciele Pharma, Inc. ## + ........................................         4,479           107
                                                                                     -----------
TOTAL HEALTH CARE ..................................................                         622
                                                                                     -----------
INDUSTRIALS - 14.92%
BUILDING PRODUCTS - 1.75%
   Lennox International, Inc. ......................................         2,250            84
   NCI Building Systems, Inc. ## + .................................         1,445            41
   Universal Forest Products, Inc. + ...............................         1,221            44
                                                                                     -----------
                                                                                             169
                                                                                     -----------
COMMERCIAL SERVICES & SUPPLIES - 4.57%
   ABM Industries, Inc. + ..........................................         1,874            39
   Atlas Air Worldwide Holdings, Inc. ## + .........................           991            49
   Bowne & Co., Inc. ...............................................         1,288            16
   Consolidated Graphics, Inc. ## + ................................         1,165            59
   Deluxe Corp. ....................................................         2,037            50
   Ennis, Inc. + ...................................................         4,344            69
   Heidrick & Struggles International, Inc. + ......................         1,070            29
   Kelly Services, Inc. + ..........................................         1,655            28
   Korn/Ferry International ## .....................................         3,118            50
   United Stationers, Inc. ## + ....................................           961            53
                                                                                     -----------
                                                                                             442
                                                                                     -----------
CONSTRUCTION & ENGINEERING - 0.49%
   EMCOR Group, Inc. ## ............................................         2,162            48
                                                                                     -----------
DIVERSIFIED MANUFACTURING-2.26%
   Acuity Brands, Inc. .............................................         1,393            63
   Andersons Inc  + ................................................           803            37
   Barnes Group, Inc. + ............................................         2,484            66
                                                                                     -----------

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS

January 31, 2008 (Unaudited)

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   Kennametal, Inc. ................................................         1,700   $        52
                                                                                             218
ELECTRICAL EQUIPMENT - 1.64%
   A.O. Smith Corp. ................................................         1,550            54
   Anixter International, Inc. ## + ................................           450            32
   Belden, Inc. + ..................................................         1,170            50
   Regal-Beloit Corp. + ............................................           611            23
                                                                                     -----------
                                                                                             159
                                                                                     -----------
MACHINERY - 2.02%
   Actuant Corp. + .................................................         1,315            36
   Applied Industrial Technologies, Inc. +  ........................         2,495            76
   EnPro Industries, Inc. ## + .....................................         1,541            46
   Kadant, Inc. ## .................................................         1,440            38
                                                                                     -----------
                                                                                             196
                                                                                     -----------
MARINE - 0.38%
   Hornbeck Offshore Services, Inc. ## + ...........................           960            37
                                                                                     -----------
RENTAL AUTO/EQUIPMENT - 0.39%
   Dollar Thrifty Automotive Group, Inc. ## + ......................         1,565            38
                                                                                     -----------
ROAD & RAIL - 1.42%
   Bristow Group, Inc. ## + ........................................         1,775            89
   Saia, Inc. ## + .................................................         3,379            48
                                                                                     -----------
                                                                                             137
                                                                                     -----------
TOTAL INDUSTRIALS                                                                          1,444
                                                                                     -----------


INFORMATION TECHNOLOGY - 11.30%
COMMUNICATIONS EQUIPMENT - 0.65%
   Black Box Corp. .................................................         1,341            44
   CommScope, Inc. ## ..............................................           422            19
                                                                                     -----------
                                                                                              63
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.61%
   Benchmark Electronics, Inc. ## + ................................         2,570            46
   Checkpoint Systems, Inc. ## .....................................         2,909            69
   CTS Corp. .......................................................         2,879            31
   MTS Systems Corp. + .............................................         1,404            47
   Technitrol, Inc. + ..............................................         2,669            60
                                                                                     -----------
                                                                                             253
                                                                                     -----------
IT CONSULTING & SERVICES - 2.81%
   CACI International, Inc. ## + ...................................         1,140            50
   MPS Group, Inc. ## + ............................................         6,384            64
   Ness Technologies, Inc. ## ......................................         6,160            57
   Perot Systems Corp. ## + ........................................         4,670            57
   SYKES Enterprises, Inc. ## + ....................................         2,804            44
                                                                                     -----------
                                                                                             272
                                                                                     -----------

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.82%
   Brooks Automation, Inc. ## + ....................................         2,692   $        33
   ON Semiconductor Corp. ## + .....................................         3,756            24
   Photronics, Inc. ## .............................................         5,505            67
   Skyworks Solutions, Inc. ## .....................................         5,845            47
   Standard Microsystems Corp. ## ..................................         2,295            69
   TriQuint Semiconductor, Inc. ## + ...............................         6,855            33
                                                                                     -----------
                                                                                             273
                                                                                     -----------
SOFTWARE - 2.41%
   JDA Software Group, Inc. ## + ...................................         4,829            86
   Sybase Inc. ## ..................................................         2,380            67
   TIBCO Software, Inc. ## + .......................................        10,779            80
                                                                                     -----------
                                                                                             233
                                                                                     -----------
TOTAL INFORMATION TECHNOLOGY .......................................                       1,094
                                                                                     -----------
MATERIALS - 7.42%
CHEMICALS - 1.83%
   H.B. Fuller Co. + ...............................................         3,105            64
   OM Group, Inc. ## ...............................................           525            30
   Rockwood Holdings, Inc. ## ......................................         1,956            57
   Spartech Corp. ..................................................         1,730            26
                                                                                     -----------
                                                                                             177
                                                                                     -----------
CONTAINERS & PACKAGING - 2.67%
   AptarGroup, Inc. + ..............................................         2,175            82
   Greif, Inc. .....................................................         1,166            77
   Rock-Tenn Co. ...................................................         2,145            61
   Silgan Holdings, Inc. + .........................................           811            39
                                                                                     -----------
                                                                                             259
                                                                                     -----------
METALS & MINING - 1.31%
AMCOL International Corp. + ........................................         1,052            26
   Compass Minerals International, Inc. + ..........................         1,820            77
   Worthington Industries, Inc. + ..................................         1,465            24
                                                                                     -----------
                                                                                             127
                                                                                     -----------
PAPER & FOREST PRODUCTS - 1.61%
   Buckeye Technologies, Inc. ## + .................................         3,729            49
   Potlatch Corp. + ................................................         2,477           106
                                                                                     -----------
                                                                                             155
                                                                                     -----------
TOTAL MATERIALS                                                                              718
                                                                                     -----------
TELECOMMUNICATION SERVICES - 1.52%
DIVERSIFIED TELECOMMUNICATION - 1.52%
   General Communication, Inc. ## + ................................         2,194            16
   Premiere Global Services, Inc. ## ...............................         7,584            92

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   Syniverse Holdings, Inc. ## .....................................         2,470   $        39
                                                                                     -----------
TOTAL TELECOMMUNICATION SERVICES                                                             147
                                                                                     -----------
UTILITIES - 5.53%
ELECTRIC UTILITIES - 3.57%
   Black Hills Corp + ..............................................         2,424            94
   El Paso Electric Co. ## + .......................................         4,075            95
   Empire District Electric Co. + ..................................         3,429            76
   PNM Resources, Inc. + ...........................................         1,609            31
   Portland General Electric Co. ...................................         1,975            49
                                                                                     -----------
                                                                                             345
                                                                                     -----------
GAS UTILITIES - 1.96%
   Atmos Energy Corp. + ............................................         1,541            45
   Southwest Gas Corp. + ...........................................         2,134            61
   WGL Holdings, Inc. + ............................................         2,639            85
                                                                                     -----------
                                                                                             191
                                                                                     -----------
TOTAL UTILITIES                                                                              536
                                                                                     -----------
TOTAL COMMON STOCKS                                                                        9,556
                                                                                     -----------
SHORT TERM INVESTMENT - 2.06%
   American Beacon Money Market Select Fund ++ .....................        66,649            66
   iShares Russell 2000 Value Index Fund ...........................         1,963           133
                                                                                     -----------
TOTAL SHORT TERM INVESTMENTS                                                                 199
                                                                                     -----------
SECURITIES LENDING COLLATERAL - 21.13%
   American Beacon Cash Plus Trust ++ ..............................     1,700,491         1,701
   American Beacon Money Market Select Fund ++ .....................       345,128           345
                                                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL                                                        2,046
                                                                                     -----------
TOTAL INVESTMENTS 121.92% - (COST $13,626)                                                11,801
LIABILITIES, NET OF OTHER ASSETS - (21.92%)                                               (2,122)
                                                                                     -----------
TOTAL NET ASSETS - 100.00%                                                           $     9,679
                                                                                     ===========

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at January 31, 2008.

++   The Fund/Trust is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
AUSTRALIA - 0.85%
COMMON STOCKS - 0.85%
   National Australia Bank Ltd. ....................................       342,730   $    10,829
   Suncorp-Metway Ltd. .............................................        809,47        11,254
                                                                                     -----------
TOTAL AUSTRALIA                                                                           22,083
                                                                                     -----------
AUSTRIA - 0.23%
COMMON STOCKS - 0.23%
   Telekom Austria AG ##............................................       214,770         5,993
                                                                                     -----------
BELGIUM - 0.83%
COMMON STOCKS - 0.83%
   Delhaize Group ..................................................       148,220        11,273
   Fortis Bank N.V. ## .............................................       459,700        10,278
                                                                                     -----------
TOTAL BELGIUM                                                                             21,551
                                                                                     -----------
CANADA - 2.20%
COMMON STOCKS - 2.20%
   Celestica, Inc. ## ..............................................       435,606         2,538
   Husky Energy, Inc. + ............................................       138,160         5,723
   Jean Coutu Group PJC, Inc. ......................................       371,200         4,233
   Manulife Financial Corp. + ......................................       431,417        16,250
   Precision Drilling Trust ## .....................................       565,284         9,746
   TELUS Corp. .....................................................       442,904        18,867
                                                                                     -----------
TOTAL CANADA                                                                              57,357
                                                                                     -----------
DENMARK - 0.37%
COMMON STOCKS - 0.37%
   Vestas Wind Systems A/S ## ......................................        98,136         9,516
                                                                                     -----------
FINLAND - 1.65%
COMMON STOCKS - 1.65%
   Nokia Oyj ## ....................................................       364,900        13,420
   Stora Enso Oyj ## ...............................................       213,542         2,952
   Stora Enso Oyj, A Shares ## .....................................        68,102           950
   Stora Enso Oyj, R Shares ........................................       232,400         3,229
   UPM-Kymmene Oyj .................................................     1,181,724        22,372
                                                                                     -----------
TOTAL FINLAND                                                                             42,923
                                                                                     -----------
FRANCE - 12.91%
COMMON STOCKS - 12.91%
   Accor S.A .......................................................       177,810        13,613
   AXA S.A .........................................................       867,938        29,752
   BNP Paribas .....................................................       210,308        20,792
   Compagnie Generale des Etablissements
      Michelin .....................................................        95,590         9,176
   Credit Agricole S.A. ## .........................................       384,400        11,839
   France Telecom S.A. .............................................     1,349,244        47,654
   Gaz de France S.A. ## ...........................................       212,500        11,504

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   Groupe Danone ## ................................................        93,600   $     7,558
   Publicis Groupe S.A. ## .........................................       350,189        12,621
   Sanofi-Aventis S.A ..............................................       765,497        62,342
   Societe General .................................................        39,300         4,876
   Suez S.A. .......................................................       177,280        10,841
   Technip S.A. ## .................................................       308,676        19,959
   Thomson S.A. ## .................................................       361,550         4,416
   Total S.A. ## ...................................................       597,776        43,360
   VINCI S.A. ## ...................................................       308,839        21,063
   Vivendi S.A. ## .................................................       121,900         4,905
                                                                                     -----------
   TOTAL FRANCE                                                                          336,271
                                                                                     -----------
GERMANY - 10.49%
COMMON STOCKS - 9.98%
   adidas AG ## ....................................................       249,180        15,913
   Allianz AG ## ...................................................        34,902         6,286
   Bayer AG ........................................................       174,807        14,380
   Bayerische Motoren Werke AG .....................................       247,420        13,687
   Celesio AG ## ...................................................       260,090        15,290
   Continental AG ## ...............................................        55,792         5,794
   Deutsche Post AG ................................................     1,559,669        50,684
   Diamler AG ## ...................................................       166,500        13,025
   E.ON AG .........................................................       233,323        42,896
   Infineon Technologies AG ## .....................................       684,640         6,960
   Merck KGAA ......................................................        43,662         5,405
   Muenchener Rueckversicherung-Gesellschaft AG ....................        47,997         8,670
   Siemens AG ......................................................       470,946        61,022
                                                                                     -----------
   TOTAL COMMON STOCKS                                                                   260,012
                                                                                     -----------
PREFERRED STOCKS - 0.51%
   Henkel KGaA ## ..................................................       289,500        13,252
                                                                                     -----------
   TOTAL GERMANY                                                                         273,264
                                                                                     -----------
GREECE - 0.82%
COMMON STOCKS - 0.82%
   National Bank of Greece S.A. ## .................................        83,600         5,121
   OPAP S.A. .......................................................       134,554         4,705
   Public Power Corp. S.A. .........................................       237,820        11,405
                                                                                     -----------
   TOTAL GREECE                                                                           21,231
                                                                                     -----------
HONG KONG/CHINA - 1.09%
COMMON STOCKS - 1.09%
   Cheung Kong Holdings Ltd. .......................................       501,500         8,134
   Hutchison Whampoa Ltd. ..........................................       199,000         1,956
   Swire Pacific Ltd. ..............................................       957,100        13,076
   Yue Yuen Industrial (Holdings) Ltd. .............................     1,828,667         5,342
                                                                                     -----------
TOTAL HONG KONG/CHINA                                                                     28,508
                                                                                     -----------

                            See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
IRELAND - 1.84%
COMMON STOCKS - 1.84%
   Allied Irish Banks plc ..........................................       575,694   $    12,787
   C&C Group plc ## ................................................       626,577         4,086
   CRH plc .........................................................       437,423        16,510
   CRH plc, ADR ....................................................       140,525         5,279
   Smurfit Kappa Group plc ## ......................................       688,413         9,349
                                                                                     -----------
TOTAL IRELAND                                                                             48,011
                                                                                     -----------
ITALY - 3.61%
COMMON STOCKS - 3.61%
   Eni S.p.A. ......................................................       564,091        18,180
   Mediaset S.p.A. ## ..............................................     1,740,180        15,345
   Telecom Italia S.p.A. ...........................................     5,381,829        16,295
   UniCredit S.p.A. + ..............................................     6,035,475        44,306
                                                                                     -----------
  TOTAL ITALY                                                                             94,126
                                                                                     -----------
JAPAN - 12.78%
COMMON STOCKS - 12.78%
   Aeon Co. Ltd. ...................................................       977,600        11,856
   Canon, Inc. .....................................................        91,800         3,962
   Chiyoda Corp. ## + ..............................................       441,000         5,126
   Chuo Mitsui Trust Holdings, Inc. ................................     1,093,400         7,522
   Daito Trust Construction Co. Ltd. ...............................       184,500         9,928
   East Japan Railway Co. ..........................................           783         6,468
   FUJIFILM Holdings Corp. .........................................       114,400         4,485
   Haseko Corp. ## .................................................     5,617,018         9,533
   Hitachi Ltd. ....................................................       685,500         5,141
   Honda Motor Co. Ltd. ............................................       580,000        18,299
   HOYA Corp. ......................................................       147,700         4,026
   Japan Tobacco, Inc. .............................................         1,465         7,803
   JS Group Corp. ..................................................       491,200         8,548
   JSR Corp. .......................................................       204,100         4,741
   Konica Minolta Holdings, Inc. ...................................       499,500         8,019
   Mitsubishi UFJ Financial Group, Inc. ............................     3,762,500        37,265
   NEC Corp. .......................................................       417,300         1,715
   NGK Spark Plug Co. Ltd. ## + ....................................       285,000         4,965
   Nidec Corp. .....................................................        90,100         5,948
   Nintendo Co. Ltd. ...............................................        20,500        10,248
   Nippon Express Co. Ltd. .........................................       963,900         5,199
   Nippon Paper Group, Inc. ........................................         1,205         2,819
   NOK Corp. .......................................................       490,100         9,925
   ROHM Co. Ltd. ...................................................        54,800         4,038
   Sankyo Co. Ltd. .................................................       243,400        12,990
   Sekisui House Ltd. ..............................................       864,600         9,569
   Sony Corp. ......................................................       108,402         5,183
   Sony Financial Holdings, Inc. ## ................................         3,411        13,219
   Sumitomo Mitsui Financial Group, Inc. ...........................           864         6,828
   Sumitomo Trust and Banking Co. Ltd. .............................     1,190,400         7,564

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   Takeda Pharmaceutical Co. Ltd. ..................................       497,400   $    30,207
   THK Co. Ltd. ....................................................       684,500        13,606
   Tokyo Gas Co. Ltd. ..............................................     1,087,200         5,066
   Toyota Motor Corp. ..............................................       331,300        18,027
   Yamaha Motor Co. Ltd. ...........................................       574,300        12,985
                                                                                     -----------
TOTAL JAPAN                                                                              332,823
                                                                                     -----------
MEXICO - 0.30%
COMMON STOCKS - 0.30%
   Telefonos de Mexico, S.A.B. de C.V., ADR ........................       214,800         7,754
                                                                                     -----------
NETHERLANDS - 5.92%

COMMON STOCKS - 5.92%
   Akzo Nobel N.V. .................................................       228,212        16,886
   Heineken N.V. ...................................................       119,440         6,711
   ING Groep N.V. ..................................................       865,429        28,175
   Koninklijke (Royal) Philips Electronics N.V. ....................       704,260        27,629
   Reed Elsevier N.V. ..............................................       674,243        12,318
   SBM Offshore N.V. ## ............................................       273,650         7,923
   TNT N.V. ........................................................       667,631        24,731
   Unilever N.V. ## ................................................       755,121        24,571
   Vedior N.V. ## ..................................................       209,690         5,144
                                                                                     -----------
TOTAL NETHERLANDS                                                                        154,088
                                                                                     -----------
NEW ZEALAND - 0.17%
COMMON STOCKS - 0.17%
   Telecom Corp. of New Zealand Ltd. + .............................     1,389,723         4,410
                                                                                     -----------
NORWAY - 1.38%
COMMON STOCKS - 1.38%
   Aker Kvaener ASA ## .............................................       435,650         8,132
   Stolt-Nielsen S.A. ## ...........................................       213,884         5,456
   Telenor ASA .....................................................     1,075,989        22,264
                                                                                     -----------
TOTAL NORWAY                                                                              35,852U
                                                                                     -----------
PORTUGAL - 0.39%
COMMON STOCKS - 0.39%
   Portugal Telecom, SGPS, S.A. ....................................       792,250        10,214
                                                                                     -----------
SINGAPORE - 2.27%
COMMON STOCKS - 2.27%
   DBS Group Holdings Ltd. .........................................     2,320,455        29,064
   Flextronics International Ltd. ## ...............................       899,000        10,518
   Singapore Telecommunications Ltd. ...............................     7,535,000        19,577
                                                                                     -----------
TOTAL SINGAPORE                                                                           59,159
                                                                                     -----------
SOUTH KOREA - 2.31%
COMMON STOCKS - 2.31%
   Kookmin Bank, ADR ...............................................       189,010        12,569

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   Korea Electric Power Corp. ......................................        86,860   $     3,486
   LG Electronics, Inc. ............................................        76,760         7,492
   LG Telecom Ltd. .................................................       294,589         2,665
   Samsung Electronics Co. Ltd. ....................................        34,263        21,969
   Samsung Electronics Co. Ltd., GDR ++ ............................        12,000         3,780
   Shinhan Financial Group Co. Ltd. ................................       151,404         8,144
                                                                                     -----------
TOTAL SOUTH KOREA                                                                         60,105
                                                                                     -----------
SPAIN - 2.97%
COMMON STOCKS - 2.97%
   Banco Popular Espanol S.A. ......................................       410,355         6,340
   Banco Santander Central Hispano S.A. ............................       570,950        10,015
   Banco Santander Central Hispano S.A., GDR ## ....................       560,544         9,818
   Repsol YPF S.A. .................................................       273,340         8,717
Telefonica S.A. ....................................................     1,453,431        42,559
                                                                                     -----------
TOTAL SPAIN                                                                               77,449
                                                                                     -----------
SWEDEN - 2.65%
COMMON STOCKS - 2.65%
   Atlas Copco AB ## ...............................................     1,786,640        25,601
   Nordea Bank AB ## ...............................................       617,020         8,361
   Securitas AB + ..................................................       381,930         4,667
   Securitas Direct AB ## ..........................................       381,930         1,502
   Securitas Systems AB ............................................       381,930         1,105
   Telefonaktiebolaget LM Ericsson ## ..............................    12,272,500        27,810
                                                                                     -----------
TOTAL SWEDEN                                                                              69,046
                                                                                     -----------
SWITZERLAND - 6.88%
COMMON STOCKS - 6.88%
   Adecco S.A. ## ..................................................       138,320         7,247
   Ciba Specialty Chemicals Holding, Inc. ..........................       228,630         9,254
   Credit Suisse Group .............................................       356,932        20,229
   Lonza Group AG ..................................................        67,200         8,609
   Nestle S.A. .....................................................        72,604        32,449
   Novartis AG .....................................................       855,791        43,307
   Swiss Reinsurance ...............................................       323,558        24,239
   UBS AG ## .......................................................       294,530        12,189
   Zurich Financial Services AG ....................................        76,019        21,661
                                                                                     -----------
TOTAL SWITZERLAND ..................................................                     179,184
                                                                                     -----------
UNITED KINGDOM - 21.82%
COMMON STOCKS - 21.82%
   Anglo American plc ## ...........................................       157,170         8,595
   Aviva plc .......................................................     1,797,707        22,516
   BAE Systems plc .................................................     5,168,031        48,147
   BP plc ..........................................................     5,242,310        55,608
   British American Tobacco plc ....................................       975,484        34,935
   British Sky Broadcasting Group plc ..............................       914,390         9,997
   Cadbury Schweppes plc ...........................................       827,350         9,132

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   Centrica plc ....................................................     1,556,990   $    10,269
   Compass Group plc ...............................................     2,864,895        18,134
   Debenhams plc ## + ..............................................     3,783,036         5,507
   Diageo plc ......................................................       334,043         6,721
   GlaxoSmithKline plc .............................................     2,056,214        48,532
   HBOS plc ........................................................       866,024        11,960
   HSBC Holdings plc ...............................................     2,435,207        36,396
   Imperial Tobacco Group plc ......................................       173,540         8,455
   Kingfisher plc ..................................................     1,331,160         3,894
   Lloyds TSB Group plc ............................................       695,400         6,123
   National Grid plc ...............................................       318,881         4,907
   Old Mutual plc ..................................................     2,640,799         6,580
   Pearson plc .....................................................       566,810         7,842
   Prudential plc ..................................................       531,800         6,870
   Reckitt Benckiser Group plc ## ..................................       135,100         7,072
   Rolls-Royce Group plc ...........................................     1,084,550        10,244
   Royal Bank of Scotland Group plc ................................     2,696,104        20,597
   Royal Dutch Shell plc, ADR ......................................        22,260         1,590
   Royal Dutch Shell plc, A Shares .................................       507,649        18,151
   Royal Dutch Shell plc, B Shares .................................       598,785        20,715
   Smiths Group plc ## .............................................       292,020         5,791
   Standard Chartered plc ..........................................       177,350         5,898
   Tate & Lyle plc .................................................       862,214         8,389
   Unilever plc ## .................................................     1,085,509        35,672
   Vodafone Group plc ## ...........................................    16,378,549        57,481
   Yell Group plc ..................................................       811,330         5,407
                                                                                     -----------
TOTAL UNITED KINGDOM                                                                     568,127
                                                                                     -----------
UNITED STATES - 0.30%
COMMON STOCKS - 0.30%
   Invesco Ltd. ## .................................................       169,965         4,411
   News Corp. ......................................................       182,280         3,445
                                                                                     -----------
TOTAL UNITED STATES                                                                        7,856
                                                                                     -----------
SHORT TERM INVESTMENTS - 3.15%
   American Beacon Money Market Select
      Fund # .......................................................    81,931,262        81,931
                                                                                     -----------
SECURITIES LENDING
COLLATERAL - 3.38%
   American Beacon Cash Plus Trust # ...............................    30,000,000        30,000
   American Beacon Money Market Select
      Fund # .......................................................     58,077,84        58,078
                                                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL                                                       88,078
                                                                                     -----------
TOTAL INVESTMENTS 103.37% - (Cost $2,238,130)                                          2,696,910
LIABILITIES, NET OF OTHER ASSETS - (3.37%)                                               (92,609)
                                                                                     -----------

TOTAL NET ASSETS - 100.00%                                                           $ 2,604,301
                                                                                     ===========

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at January 31, 2008.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,780 or 0.14% of net assets. The Fund has no right to demand registration of these securities.

#    The Fund/Trust is affiliated by having the same investment advisor.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                     UNREALIZED
                                NUMBER OF   EXPIRATION    MARKET    APPRECIATION/
                                CONTRACTS      DATE       VALUE    (DEPRECIATION)
                                ---------   ----------   -------   --------------
Australia SPI Index .........       48       Mar 2008    $ 6,024       $  103
Canada S&PCDA 60 Index ......       53       Mar 2008      8,144          272
France CAC 40 Index .........      134       Mar 2008      9,713          (99)
Germany DAX Index ...........       33       Mar 2008      8,441            4
Hang Seng Index .............       15       Feb 2008      2,260          (71)
Italy MIB 30 Index ..........       14       Mar 2008      3,557          (48)
Netherlands 200 AEX Index ...       20       Feb 2008      2,613           (2)
Spain IBEX 35 Index .........       20       Feb 2008      3,924           55
Sweden OMX Index ............      136       Feb 2008      2,014          (28)
Tokyo FE TOPIX Index ........      155       Mar 2008     19,622        1,037
UK FTSE 100 Index ...........      179       Mar 2008     20,903          262
                                                         -------       ------
                                                         $87,215       $1,485
                                                         =======       ======

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
 (DOLLARS IN THOUSANDS)

                                    SETTLEMENT    MARKET     UNREALIZED
                                       DATE        VALUE    GAIN/(LOSS)
                                    ----------   --------   -----------
Contracts To Deliver
   15,059   Australian Dollar ...    3/14/2008   $ 14,004    $  (858)
   16,934   Canadian Dollar .....    3/14/2008     17,201       (248)
   42,286   Euro Currency .......    3/14/2008     64,170     (2,554)
4,472,275   Japanese Yen ........    3/14/2008     44,552     (2,577)
   22,770   Pound Sterling ......    3/14/2008     45,204       (251)
   28,399   Swedish Krona .......    3/14/2008      4,603       (223)
   15,370   Swiss Franc .........    3/14/2008     14,758     (1,070)

Total contracts to deliver
                                                 --------    -------
   (Receivable amount $196,711)                  $204,492    $(7,781)
                                                 --------    -------
Contracts To Receive
   21,097   Australian Dollar ...    3/14/2008   $ 19,620    $ 1,145
   23,590   Canadian Dollar .....    3/14/2008     23,961        526
   58,503   Euro Currency .......    3/14/2008     88,780      2,932
8,435,607   Japanese Yen ........    3/14/2008     62,001      2,859
   31,649   Pound Sterling ......    3/14/2008     62,830       (319)
   42,151   Swedish Krona .......    3/14/2008      6,832        262
   21,431   Swiss Franc .........    3/14/2008     20,578      1,268
 Total contracts to receive
                                                 --------    -------
   (Payable amount $275,929)                     $284,602      8,673
                                                 --------    -------
Net Currency Fluctuation                                     $   892
                                                             =======

SECTOR DIVERSIFICATION

                                                             PERCENT OF
                                                             NET ASSETS
                                                            -----------
Consumer Discretionary...................................      14.04%
Consumer Staples.........................................       8.25%
Energy...................................................       8.48%
Financials...............................................      22.95%
Health Care..............................................       7.86%
Industrials..............................................      12.26%
Information Technology...................................       4.38%
Materials................................................       5.42%
Telecommunication Services...............................       9.80%
Utilities................................................       3.41%
Short Term Investments...................................       6.52%
                                                              ------
Liabilities, Net of Other Assets.........................     100.00%
                                                              ------

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
ARGENTINA - 0.40%
COMMON STOCKS - 0.40%
   Tenaris S.A., ADR ...............................................        21,787   $       871
                                                                                     -----------
AUSTRIA - 0.13%
COMMON STOCKS - 0.13%
   Raiffeisen International Bank-Holding AG + ......................         2,240           286
                                                                                     -----------
BRAZIL - 11.69%
COMMON STOCKS - 7.98%
   Aracruz Celulose S.A., ADR + ....................................         6,600           474
   Banco do Brasil S.A .............................................        32,516           541
   Banco Itau Holding Financeira S.A., ADR + .......................        42,952         1,000
   Banco Nossa Caixa S.A ...........................................        29,000           381
   Centrais Eletricas Brasileiras S.A ..............................        29,266           364
   Companhia Brasileira de Distribuicao (Pao de Acucar), ADR + .....        24,020           879
   Companhia de Saneamento Basico do Estado de Sao Paulo ...........         5,570           118
   Companhia de Saneamento Basico do Estado de Sao Paulo, ADR + ....         1,940            83
   Companhia Energetica de Minas Gerais, ADR + .....................         9,410           150
   Companhia Siderurgica Nacional S.A ..............................        27,670           845
   Companhia Vale do Rio Doce, ADR .................................        22,457           673
   CPFL Energia S.A ................................................         6,000           103
   Cyrela Brazil Realty S.A ........................................        40,296           525
   Empresa Brasileira de Aeronautica S.A (Embraer), ADR ............        11,810           512
   Gafisa S.A ......................................................        10,000           169
   Gerdau S.A., ADR + ..............................................         7,817           203
   Grendene S.A ....................................................        53,700           580
   Perdigao S.A ....................................................         2,000            45
   Petroleo Brasileiro S.A., ADR ...................................         5,183           576
   Petroleo Brasileiro S.A., A Shares, ADR .........................        74,464         6,948
   Unibanco - Uniao de Bancos Brasileiros S.A ......................        15,378           198
   Unibanco - Uniao de Bancos Brasileiros S.A., GDR ................        16,197         2,119
   Votorantim Celulose e Papel S.A., ADR + .........................         3,820           113
                                                                                     -----------
TOTAL COMMON STOCKS ................................................                      17,599
                                                                                     -----------
PREFERRED STOCKS - 3.71%
   All America Latina Logistica S.A ................................        38,927           420
   Banco Itau Holding Financeira S.A ...............................        17,048           383
   Braskem S.A .....................................................        78,700           582
   Centrais Eletricas Brasileiras S.A ..............................        31,540           399
   Companhia de Tecidos Norte de Minas .............................        80,562           366
   Companhia Energetica de Minas Gerais ............................        27,729           441
   Companhia Vale do Rio Doce, ADR .................................       108,112         2,814
   Companhia Vale do Rio Doce, A Shares ............................         7,504           191

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   Gerdau S.A ......................................................         9,650   $       249
   Itausa - Investimentos Itau S.A .................................        52,732           304
   Net Servicos de Comunicacao S.A. ## .............................        34,751           404
   Tele Norte Leste Participacoes S.A., ADR ........................        49,900         1,297
   Telemig Celular Participacoes S.A ...............................        11,854           340
                                                                                     -----------
TOTAL PREFERRED STOCKS .............................................                       8,190
                                                                                     -----------
TOTAL BRAZIL .......................................................                      25,789
                                                                                     -----------
CHILE - 0.42%
COMMON STOCKS - 0.42%
   Banco Santander-Chile, ADR ......................................        11,300           555
   Compania Cervecerias Unidas S.A., ADR ...........................        11,240           382
                                                                                     -----------
TOTAL CHILE ........................................................                         937
                                                                                    -----------
CZECH REPUBLIC - 0.70%
COMMON STOCKS - 0.70%
   Central European Media Enterprises Ltd. ## + ....................         9,739           923
   Komercni Banka, a.s. ## .........................................         2,910           610
                                                                                     -----------
TOTAL CZECH REPUBLIC ...............................................                       1,533
                                                                                     -----------
EGYPT - 0.37%
COMMON STOCKS - 0.37%
   Al Ezz Steel Rebars S.A.E .......................................         9,132           109
   El Sewedy Cables Holding Co. ## .................................        32,995           713
                                                                                     -----------
TOTAL EGYPT ........................................................                         822
                                                                                     -----------
HING KONG/CHINA - 12.69%
COMMON STOCKS - 12.69%
   Anhui Expressway Co. Ltd. + .....................................       556,000           479
   Bank of China Ltd. + ............................................     3,074,000         1,254
   Belle International Holdings Ltd. ...............................        17,000            20
   Bosideng International Holdings Ltd. ## .........................       186,000            50
   Brilliance China Automotive Holdings Ltd. + .....................     1,778,000           368
   BYD Electronic International Co. Ltd. ## ........................       285,000           370
   Chaoda Modern Agriculture (Holdings) Ltd. .......................             1            --
   China Coal Energy Ltd. + ........................................       610,000         1,411
   China Communications Construction Co. Ltd. ......................       345,000           831
   China Construction Bank Corp. + .................................     2,210,000         1,538
   China COSCO Holdings Co. Ltd. + .................................       400,500           941
   China Mobile Ltd. ...............................................       235,000         3,479
   China Netcom Group Corp. (Hong Kong) Ltd. + .....................       222,000           695
   China Overseas Land & Investment Ltd. ...........................       248,000           420
   China Petroleum & Chemical Corp. ................................     1,132,000         1,217
   China Power International Development Ltd. + ....................     2,388,800           817
   China Resources Power Holdings Co. ..............................       250,000           603
   China Telecom Corp. Ltd. ........................................     1,017,100           719
   COSCO Pacific Ltd. ..............................................       346,000           706

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   Datang International Power Generation Co.
     Ltd + .........................................................       162,000   $       100
   Denway Motors Ltd. + ............................................     1,008,700           602
   Dongfeng Motor Group Co. Ltd. ...................................       972,000           641
   Global Bio-chem Technology Group Co. Ltd. .......................     1,729,800           551
   GOME Electrical Appliances Holdings Ltd. + ......................       501,000         1,135
   Harbin Power Equipment Co. Ltd. .................................       344,000           782
   Hopson Development Holdings Ltd. + ..............................       198,100           337
   Huaneng Power International, Inc. + .............................       695,900           570
   Industrial & Commercial Bank of China + .........................     2,353,000         1,404
   Maanshan Iron & Steel Co. Ltd. + ................................       793,000           420
   NWS Holdings Ltd. + .............................................       104,784           288
   PetroChina Co. Ltd. .............................................     1,078,000         1,514
   Ping'an Insurance Co. Ltd. ......................................        67,500           474
   Shanghai Industrial Holdings Ltd. ...............................       155,000           579
   Sino-Ocean Land Holdings Ltd. ## + ..............................        15,000            14
   Sinopec Shanghai Petrochemical Co. Ltd. + .......................       840,000           387
   Sinotrans Ltd. ..................................................       696,000           238
   Texwinca Holdings Ltd. ..........................................       756,000           578
   TPV Technology Ltd. .............................................       898,000           576
   Weiqiao Textile Co. Ltd. + ......................................       682,600           865
   Wing Fat Printing Co. Ltd., Right ## ............................         1,900            --
                                                                                     -----------
TOTAL HONG KONG/CHINA ..............................................                      27,973
                                                                                     -----------
HUNGARY - 0.19%
COMMON STOCKS - 0.19%
   Magyar Telekom Telecommunications plc ...........................        86,850           423
                                                                                     -----------
INDIA - 7.98%
COMMON STOCKS - 7.98%
   Aban Offshore Ltd. ## ...........................................         5,700           529
   ABBA Ltd. .......................................................        22,500           641
   Andhra Bank ## ..................................................       128,990           303
   Axis Bank Ltd. ..................................................        37,500         1,072
   Bharat Heavy Electricals Ltd. ...................................        13,200           695
   Bharat Petroleum Corp. Ltd. .....................................        81,143           739
   Bharti Airtel Ltd. ## ...........................................        20,600           454
   Deccan Chronicle Holdings Ltd. ## ...............................        81,979           457
   Glenmark Pharmaceuticals Ltd. ## ................................        43,000           543
   GVK Power & Infrastructure Ltd. ## ..............................        19,800           356
   HDFC Bank Ltd. ..................................................        15,900           635
   HDFC Bank Ltd., ADR + ...........................................         6,800           812
   Hindalco Industries Ltd. ........................................       149,170           630
   Hindalco Industries Ltd., GDR ++ ................................        31,880           133
   Hindustan Petroleum Corp. Ltd. ## ...............................       108,050           697
   Housing Development Finance Corp. ...............................         6,800           494
   India Cements Ltd. ## ...........................................       108,590           584
   Infosys Technologies Ltd. .......................................        10,700           407
   Infrastructure Development Finance Co. Ltd. ## ..................        38,000           193

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   Mahanagar Telephone Nigam Ltd. ..................................        66,370   $       204
   Mahindra & Mahindra Ltd. ........................................        16,503           291
   Maruti Suzuki India Ltd. ## .....................................        18,400           395
   Oil & Natural Gas Corp. Ltd. ....................................        38,141           999
   Praj Industries Ltd. ## .........................................        45,500           203
   Reliance Communications Ltd. ## .................................        25,100           388
   Reliance Industries Ltd. ## .....................................        21,800         1,386
   Satyam Computer Services Ltd. ## ................................        40,010           406
   State Bank of India Ltd., GDR ...................................        11,740         1,321
   Steel Authority of India Ltd. ## ................................        68,700           381
   Tata Consultancy Services Ltd. ## ...............................         7,690           173
   Tata Motors Ltd. ................................................        23,636           419
   Television Eighteen India Ltd. ..................................        14,000           156
   Unitech Ltd. ## .................................................         9,000            90
   Zee Entertainment Enterprises Ltd. ..............................        56,700           412
                                                                                     -----------
TOTAL INDIA ........................................................                      17,598
                                                                                     -----------
INDONESIA - 2.26%
COMMON STOCKS - 2.26%
   PT Astra International Tbk ......................................       260,400           783
   PT Bank Central Asia Tbk ........................................       996,500           383
   PT Bank Mandiri (Persero) Tbk ...................................       383,500           141
   PT Bank Rakyat Indonesia Tbk ....................................       455,000           351
   PT Bumi Resources Tbk ...........................................     2,013,000         1,430
   PT Gudang Garam Tbk .............................................       530,300           469
   PT International Nickel Indonesia Tbk ...........................       486,500           426
   PT Kalbe Farma Tbk ..............................................       722,000            95
   PT Tambang Batubara Bukit Asam Tbk ..............................       148,000           187
   PT Telekomunikasi Indonesia Tbk .................................       720,500           729
                                                                                     -----------
TOTAL INDONESIA ....................................................                       4,994
                                                                                     -----------
ISRAEL - 0.93%
COMMON STOCKS - 0.93%
   Bank Leumi le-Israel B.M ........................................        82,620           409
   Israel Discount Bank Ltd. ## ....................................       256,755           655
   Teva Pharmaceutical Industries Ltd., ADR ........................        21,350           983
                                                                                     -----------
TOTAL ISRAEL .......................................................                       2,047
                                                                                     -----------
LUXEMBOURG - 0.25%
COMMON STOCKS - 0.25%
   Millicom International Cellular S.A. ## + .......................         5,294           561
                                                                                     -----------
MALAYSIA - 2.21%
COMMON STOCKS - 2.21%
   AMMB Holdings Bhd ...............................................       404,750           464
   Hap Seng Plantations Holdings Bhd ...............................        21,000            20
   IOICorpBhd ......................................................       264,350           583
   Malayan Banking Bhd .............................................       498,900         1,830
   Proton Holdings Bhd ## ..........................................        32,900            42

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   Resorts World Bhd ...............................................       615,000   $       744
   Sime Darby Bhd ## ...............................................        48,000           175
   Telekom Malaysia Bhd ............................................        38,300           134
   Tenaga Nasional Bhd .............................................       312,000           883
                                                                                     -----------
TOTAL MALAYSIA .....................................................                       4,875
                                                                                     -----------
MEXICO - 4.89%
COMMON STOCKS - 4.89%
   America Movil, S.A.B. de C.V., ADR ..............................        44,941         2,693
   Cemex, S.A.B. de C.V. ## ........................................       187,775           508
   Cemex, S.A.B. de C.V., ADR ## + .................................        18,910           513
   Consorcio ARA, S.A.B. de C.V ....................................       178,500           192
   Controladora Commercial Mexicana, S.A.B de C.V ..................       211,100           526
   Corp GEO, S.A.B. de C.V. ## .....................................        83,399           267
   Embotelladoras Arca, S.A.B. de C.V ..............................       129,330           430
   Empresas ICA, S.A.B. de C.V. ## + ...............................        54,100           351
   Gruma, S.A.B. de C.V. + .........................................       132,100           355
   Grupo Continential, S.A.B .......................................       332,950           725
   Grupo Financiero Banorte, S.A.B. de C.V. + ......................       184,500           767
   Grupo Mexico, S.A.B. de C.V .....................................        44,700           262
   Grupo Modelo, S.A.B. de C.V .....................................       117,000           538
   Kimberly-Clark de Mexico, S.A.B. de C.V .........................        80,600           327
   Telefonos de Mexico, S.A.B. de C.V., ADR ........................        25,280           913
   Urbi Desarrollos Urbanos, S.A.B. de C.V. ## + ...................        85,284           302
   Wal-Mart de Mexico, S.A.B. de C.V. + ............................       223,548           805
   Wal-Mart de Mexico, S.A.B. de C.V., ADR + .......................         8,448           303
                                                                                     -----------
   TOTAL MEXICO ....................................................                      10,777
                                                                                     -----------
PHILIPPINES - 0.69%
COMMON STOCKS - 0.69%
   ABS-CBN Broadcasting Corp. ......................................       172,400           117
   Ayala Corp. .....................................................        14,046           165
   Bank of the Philippine Islands ..................................       288,023           410
   Manila Electric Co. ## ..........................................       104,320           209
   Philippine Long Distance Telephone Co. ## .......................         2,270           169
   PNOC Energy Development Corp. ...................................     1,668,000           249
   Union Bank of the Philippines ...................................       225,300           193
                                                                                     -----------
TOTAL PHILIPPINES ..................................................                       1,512
                                                                                     -----------
POLAND - 1.94%
COMMON STOCKS - 1.94%
   Bank Millennium S.A .............................................       115,252           379
   Bank Pekao S.A ..................................................         7,700           622
   Bank Zachodni WBK S.A ...........................................         5,034           394
   Budimex SA ## ...................................................         4,284           154
   Getin Holding S.A. ## ...........................................        78,485           398
   PBG SA  ## ......................................................         1,685           202
   PolimexMostostalS.A .............................................        81,746           255
   Polski Koncern Naftowy Orlen S.A. ## ............................        23,950           403

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   Telekomunikacja Polska S.A ......................................        87,790   $       842
   TVN S.A .........................................................        68,414           626
                                                                                     -----------
TOTAL POLAND .......................................................                       4,275
                                                                                     -----------
RUSSIA - 9.08%
COMMON STOCKS - 9.08%
   CTC Media, Inc. ## + ............................................        31,358           837
   Eurasia Drilling Co. Ltd., GDR ## ...............................        21,300           490
   Evraz Group S.A., GDR ...........................................         9,529           693
   Gazprom OAO, ADR ................................................       170,876         8,229
   JSC Surgutneftegaz, ADR + .......................................         4,300           203
   LUKOIL Oil Co., ADR .............................................        29,200         1,971
   Mechel OAO, ADR .................................................         8,329           776
   Mobile TeleSystems OJSC, ADR ....................................         9,679           805
   OJSC MMC Norilsk Nickel, ADR ....................................         2,440           592
   Sberbank RF, GDR ................................................         4,725         2,091
   Severstal OAO, GDR ..............................................        36,943           785
   TMK OAO  GDR + ..................................................         4,729           170
   TMK OAO, GDR ++ .................................................        10,929           393
   Vimpel-Communications, ADR ......................................        33,548         1,155
   VTB Bank OJSC, GDR ## ++ ........................................        40,360           323
   Wimm-Bill-Dann Foods OJSC, ADR ..................................         4,476           519
                                                                                     -----------
TOTAL RUSSIA .......................................................                      20,032
                                                                                     -----------
SOUTH AFRICA - 5.71%
COMMON STOCKS - 5.61%
   African Bank Investments Ltd. ...................................        26,846           100
   AngloGold Ashanti Ltd., ADR + ...................................        27,110         1,127
   ArcelorMittal South Africa Ltd. .................................        54,980         1,081
   Aspen Pharmacare Holdings Ltd. ..................................       159,100           677
   Bidvest Group Ltd. ..............................................        28,334           387
   Exxaro Resources Ltd. ...........................................        43,300           660
   Gold Fields Ltd., ADR + .........................................        37,130           558
   Group Five Ltd. .................................................        32,196           196
   JD Group Ltd. ...................................................        57,520           292
   MTN Group Ltd. ..................................................       112,068         1,783
   Murray & Roberts Holdings Ltd. ..................................        43,272           500
   Nampak Ltd. .....................................................       273,020           655
   Nedbank Group Ltd. ..............................................        84,370         1,245
   Raubex Group Ltd. ...............................................        75,913           387
   Sanlam Ltd. .....................................................       152,410           400
   Sappi Ltd. ......................................................        64,530           700
   Sasol Ltd. ......................................................        13,640           651
   Standard Bank Group Ltd. ........................................        20,510           247
   Steinhoff International Holdings Ltd. ...........................       203,659           449
   Telkom South Africa Ltd. ........................................        14,680           277
                                                                                     -----------
TOTAL COMMON STOCKS ................................................                      12,372
                                                                                     -----------

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
PREFERRED STOCKS - 0.10%
   Allied Electronics Corp. Ltd. ...................................        44,370   $       219
                                                                                     -----------
TOTAL SOUTH AFRICA .................................................                      12,591
                                                                                     -----------
SOUTH KOREA - 13.49%
COMMON STOCKS - 13.25%
   Amorepacific Corp. ..............................................           467           311
   Cheil Communications, Inc. ......................................         1,596           393
   Cheil Industries, Inc. ..........................................        12,506           505
   Doosan Infracore Co. Ltd. .......................................         8,502           197
   GS Engineering & Construction Corp. .............................         2,481           305
   Hana Financial Group, Inc. ......................................         9,140           446
   Hanwha Chemical Corp. ...........................................        28,380           446
   Hite Brewery Co. Ltd. ...........................................         3,125           418
   Hynix Semiconductor, Inc. ## ....................................        17,002           478
   Hyundai Heavy Industries Co. Ltd. ...............................         1,882           639
   Hyundai Mipo Dockyard Co. Ltd. ..................................         1,031           198
   Hyundai Mobis ...................................................        13,656         1,125
   Hyundai Motor Co. Ltd. ..........................................        26,690         2,079
   Kookmin Bank ....................................................        27,796         1,840
   Kookmin Bank, ADR ...............................................         1,750           116
   Korea Electric Power Corp. ......................................        35,975         1,444
   Korea Zinc Co. Ltd. .............................................         3,326           383
   KT Corp. ........................................................         6,870           366
   KT Corp., ADR ...................................................        32,030           850
   Kumho Tire Co., Inc. ............................................        48,450           582
   LG Chemical Ltd. ................................................         5,650           467
   LG Electronics, Inc. ............................................         6,004           586
   LG Philips LCD Co. Ltd. .........................................        14,031           608
   Lotte Shopping Co. Ltd. .........................................         2,497           881
   NHN Corp. .......................................................         3,383           738
   Nong Shim Co. Ltd. ..............................................         2,839           576
   Orion Corp. .....................................................           892           222
   POSCO ...........................................................         3,222         1,745
   Samsung Electronics Co. Ltd. ....................................         7,350         4,713
   Samsung Fire & Marine Insurance Co. Ltd..........................         2,294           456
   Samsung SDI Co. Ltd. ## .........................................         2,359           174
   Shinhan Financial Group Co. Ltd. ................................        28,410         1,528
   SK Telecom Co. Ltd., ADR ........................................        56,840         1,411
   S-Oil Corp. .....................................................         6,759           475
   SSCP Co Ltd. ## .................................................        10,695           306
   STX Pan Ocean Co. Ltd. + ........................................       281,500           492
   Woongjin Coway Co. Ltd. .........................................        20,916           708
                                                                                     -----------
TOTAL COMMON STOCKS ................................................                      29,207
                                                                                     -----------
PREFERRED STOCKS - 0.24%
   Samsung Electronics Co. Ltd. ....................................         1,149           531
                                                                                     -----------
TOTAL SOUTH KOREA ..................................................                      29,738
                                                                                     -----------

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
TAIWAN - 7.60%
COMMON STOCKS - 7.60%
   Asustek Computer, Inc. ..........................................       183,655   $       475
   AU Optronics Corp. ..............................................       716,946         1,186
   AU Optronics Corp., ADR .........................................        11,180           186
   Cathay Financial Holding Co. Ltd. ...............................       167,000           393
   Chi Mei Optoelectronics Corp. ...................................        96,000           112
   China Motor Corp. ...............................................       513,245           363
   China Steel Corp. ...............................................       487,000           681
   Chinatrust Financial Holding Co. Ltd. ## ........................     1,506,149         1,216
   Chunghwa Telecom Co. Ltd., ADR ..................................        39,505           831
   Compal Electronics, Inc. ........................................     1,324,885         1,140
   Epistar Corp. ...................................................        82,000           195
   First Financial Holding Co. Ltd. ................................       864,496           708
   Formosa Plastics Corp. ..........................................       263,000           607
   Foxconn Technology Co. Ltd. .....................................        38,550           220
   InnoLux Display Corp. ...........................................        69,000           149
   InnoLux Display Corp., GDR ## ...................................         8,884            37
   Mega Financial Holding Co. Ltd. .................................       658,000           436
   Nan Ya Printed Circuit Board Corp. ..............................        65,480           313
   Nien Hsing Textile Co. Ltd. .....................................       259,000           153
   Powerchip Semiconductor Corp. ...................................     1,194,444           492
   Powertech Technology, Inc. ......................................        53,000           158
   Quanta Computer, Inc. ...........................................     1,006,675         1,183
   Radiant Opto-Electronics Corp. ..................................       353,329           377
   SinoPac Financial Holdings Co. Ltd. .............................     2,576,987         1,005
   Taiwan Cement Corp. .............................................       389,000           505
   Taiwan Semiconductor Manufacturing Co. Ltd. .....................       586,474         1,110
   Taiwan Semiconductor Manufacturing Co. Ltd., ADR ................        22,305           207
   Tatung Co. Ltd. ## ..............................................       347,000           174
   United Microelectronics Corp. ...................................     2,547,542         1,402
   Yaego Corp. .....................................................     1,297,000           358
   Yang Ming Marine Transport Corp. ................................       589,823           382
                                                                                     -----------
TOTAL TAIWAN .......................................................                      16,754
                                                                                     -----------
THAILAND - 1.75%
COMMON STOCKS - 1.75%
   Bangkok Bank PCL ................................................       240,300           892
   Charoen Pokphand Foods PCL ......................................     4,051,200           496
   Delta Electronics PCL ...........................................       155,000           101
   Italian -Thai Development PCL ...................................       651,100           154
   Kasikornbank PCL ................................................       242,100           631
   Krung Thai Bank PCL .............................................     1,770,600           499
   Siam Cement PCL .................................................       104,600           673
   Siam Makro PCL # ................................................        34,300            98
   Thai Union Frozen Products PCL ..................................       532,500           321
                                                                                     -----------
TOTAL THAILAND .....................................................                       3,865
                                                                                     -----------

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
TURKEY - 1.83%
COMMON STOCKS - 1.83%
   Akcansa Cimento A.S .............................................        29,037   $       150
   Aksigorta A.S. ..................................................        51,160           214
   Tekfen Holding A.S. ## ..........................................        67,400           376
   Turkcell Iletisim Hizmetleri A.S ................................        69,813           627
   Turkiye Garanti Bankasi A.S .....................................        93,443           598
   Turkiye Halk Bankasi A.S. ## ....................................        41,227           306
   Turkiye Is Bankasi (Isbank) .....................................       194,979           978
   Turkiye Sise ve Cam Fabrikalari A.S. (Sisecam) ## ...............       209,237           299
   Yapi ve Kredi Bankasi A.S. ## ...................................       179,462           480
                                                                                     -----------
TOTAL TURKEY .......................................................                       4,028
                                                                                     -----------
SHORT TERM INVESTMENTS - 2.77%
   American Beacon Money Market Select Fund * ......................     6,107,016         6,107
                                                                                     -----------
SECURITIES LENDING
COLLATERAL - 7.64%
   American Beacon Cash Plus Trust * ...............................    14,009,157        14,009
   American Beacon Money Market Select Fund * ......................     2,843,267         2,843
                                                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL ................................                      16,852
                                                                                     -----------
TOTAL INVESTMENTS 97.61% - (COST $191,620) .........................                     215,240
OTHER ASSETS, NET OF LIABILITIES - 2.39% ...........................                       5,272
                                                                                     -----------
TOTAL NET ASSETS - 100.00% .........................................                 $   220,512
                                                                                     ===========

          Percentages are stated as a percent of net assets.

##        Non-income producing security.

+         All or a portion of this security is on loan at January 31, 2008.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $849 or 0.39% of net assets. The Fund has no right to demand registration of these securities.

# Valued at fair value pursuant to procedures approved by the Board of Trustees.

*         The Fund/Trust is affiliated by having the same investment advisor.

                                                                     UNREALIZED
FUTURES CONTRACTS                NUMBER OF   EXPIRATION   MARKET    APPRECIATION/
(DOLLARS IN THOUSANDS)           CONTRACTS      DATE       VALUE   (DEPRECIATION)
----------------------           ---------   ----------   ------   --------------
Emini S&P 500 Index ...             193       Mar 2008    13,313         $50
                                                          ======         ===

                            See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

SECTOR DIVERSIFICATION

                                       Percent of
                                       Net Assets
                                       ----------
Communications .....................       1.31%
Consumer Discretionary .............       8.12%
Consumer Staples ...................       3.19%
Energy .............................      12.86%
Financials .........................      19.08%
Health Care ........................       1.29%
Industrials ........................       7.41%
Information Technology .............       8.18%
Materials ..........................      12.28%
Telecommunication Services .........      10.51%
Utilities ..........................       2.97%
Short Term Investments .............      10.41%
Other Assets, Net of Liabilities ...       2.39%
                                         ------
                                         100.00%
                                         ======

                            See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
COMMON STOCKS - 4.36%
CONSUMER DISCRETIONARY - 0.25%
   SPECIALTY RETAIL - 0.25%
      Nike, Inc. + .................................................         3,890   $       240
                                                                                     -----------
CONSUMER STAPLES - 0.43%
   BEVERAGES - 0.43%
      Coca-Cola Co. ................................................         7,060           418
                                                                                     -----------
FINANCIALS - 0.45%
   DIVERSIFIED FINANCIALS - 0.20%
      T Rowe Price Group, Inc. .....................................         3,800           192
                                                                                     -----------
   INSURANCE - 0.25%
      AON Corp. + ..................................................         5,555           242
                                                                                     -----------
TOTAL FINANCIALS ...................................................                         434
                                                                                     -----------
HEALTH CARE - 0.74%
   BIOTECHNOLOGY - 0.24%
      Biogen Idec, Inc. ## + .......................................         3,825           233
                                                                                     -----------
   OPTICAL SUPPLIES - 0.24%
      Alcon, Inc. ..................................................         1,630           232
                                                                                     -----------
   PHARMACEUTICALS - 0.26%
      Merck & Co., Inc. ............................................         5,425           251
                                                                                     -----------
   TOTAL HEALTH CARE ...............................................                         716
                                                                                     -----------
INDUSTRIALS - 1.14%
   COMMERCIAL SERVICES & SUPPLIES - 0.68%
      Apollo Group, Inc. ## + ......................................         3,735           298
      ITT Educational Services, Inc.## .............................         3,920           358
                                                                                     -----------
                                                                                             656
                                                                                     -----------
   INDUSTRIAL CONGLOMERATES - 0.24%
      Honeywell International, Inc. ................................         3,890           230
                                                                                     -----------
   MACHINERY - 0.22%
      Illinois Tool Works, Inc. ....................................         4,310           217
                                                                                     -----------
   TOTAL INDUSTRIALS ...............................................                       1,103
                                                                                     -----------
INFORMATION TECHNOLOGY - 1.35%
   COMMUNICATIONS EQUIPMENT - 0.31%
      Cisco Systems, Inc. ## + .....................................        12,180           298
                                                                                     -----------

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   IT CONSULTING & SERVICES - 0.27%
      Accenture Ltd. + .............................................         7,470   $       259
                                                                                     -----------
   SOFTWARE - 0.77%
      Electronic Arts, Inc. ## + ...................................         4,440           210
      Microsoft Corp. ..............................................         7,500           244
      Oracle Corp. ## ..............................................        14,000           288
                                                                                     -----------
                                                                                             742
                                                                                     -----------
   TOTAL INFORMATION TECHNOLOGY ....................................                       1,299
                                                                                     -----------
   TOTAL COMMON STOCKS .............................................                       4,210
                                                                                     -----------
CONVERTIBLE PREFERRED
STOCKS - 2.04%
CONSUMER STAPLES - 0.27%
   FOOD PRODUCTS - 0.27%
      Bunge Ltd. ## ................................................           240           263
                                                                                     -----------
FINANCIALS - 0.68%
   DIVERSIFIED FINANCIALS - 0.26%
      Lazard Ltd. ..................................................         7,420           248
                                                                                     -----------
   INSURANCE - 0.42%
      MetLife, Inc. ................................................        14,100           411
                                                                                     -----------
   TOTAL FINANCIALS ................................................                         659
                                                                                     -----------
HEALTH CARE - 0.35%
   PHARMACEUTICALS - 0.35%
      Schering-Plough Corp. ........................................         1,785           342
                                                                                     -----------
INDUSTRIALS - 0.52%
   AUTOMOBILES - 0.28%
      General Motors Corp. .........................................        12,630           266
                                                                                     -----------
   HOUSEHOLD DURABLES - 0.24%
      Stanley Works ................................................           255           232
                                                                                     -----------
   TOTAL INDUSTRIALS ...............................................                         498
                                                                                     -----------
MATERIALS - 0.22%
   METALS & MINING - 0.22%
      Freeport-McMoRan Copper & Gold, Inc. .........................         1,560           207
                                                                                     -----------
   TOTAL CONVERTIBLE PREFERRED STOCKS ..............................                       1,969
                                                                                     -----------

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
PREFERRED STOCKS - 0.14%
FINANCIALS - 0.14%
   DIVERSIFIED FINANCIALS - 0.14%
      Citigroup, Inc. ## ...........................................         2,500   $       135

                                                                           PAR
                                                                          AMOUNT
                                                                       -----------
CORPORATE OBLIGATIONS - 27.52%
   AEROSPACE & DEFENSE - 0.27%
      Raytheon Co.,
         5.375%, Due 4/1/2013 ......................................   $       250           262
                                                                                     -----------
   BANKS - 7.92%
      Banco Popular North America, Inc.,
         4.25%, Due 4/1/2008 .......................................           300           300
      Bank of America Corp.,
         7.80%, Due 9/15/2016 ......................................           600           688
         6.00%, Due 9/1/2017 .......................................           200           208
      Bank One Corp.,
         4.90%, Due 4/30/2015 ......................................           250           245
      Citigroup, Inc.,
         5.125%, Due 2/14/2011 .....................................         1,300         1,333
         6.125%, Due 11/21/2017 ....................................           275           290
      Credit Suisse First Boston,
         6.50%, Due 5/1/2008 + ++ ..................................           500           503
      ING Bank, NV,
         5.125%, Due 5/1/2015 ++ ...................................           300           300
      JP Morgan Chase & Co.,
         6.75%, Due 2/1/2011 .......................................           650           695
         6.00%, Due 1/15/2018 ......................................           250           260
      National City Bank,
         4.50%, Due 3/15/2010 ......................................           800           803
      Synovus Financial Corp.,
         4.875%, Due 2/15/2013 .....................................           250           238
      Wachovia Corp.,
         5.30%, Due 10/15/2011 .....................................           300           308
      Washington Mutual, Inc.,
         8.25%, Due 4/1/2010 + .....................................           300           285
         4.625%, Due 4/1/2014 ......................................           550           436
      Wells Fargo & Co.,
         5.25%, Due 10/23/2012 .....................................           460           478
         5.625%, Due 12/11/2017 ....................................           275           283
                                                                                     -----------
                                                                                           7,653
   BEVERAGES - 0.30%
      Constellation Brands, Inc.,
         7.25%, Due 9/1/2016 .......................................           300           287
                                                                                     -----------

                                                                           PAR
                                                                          AMOUNT        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   COMMUNICATIONS - 1.40%
      Comcast Cable Communications Holdings, Inc.,
         8.375%, Due 3/15/2013 .....................................   $       550   $       622
      DirecTV Holdings LLC/DirecTV Financing Co.,
         8.375%, Due 3/15/2013 .....................................           300           310
      Idearc, Inc.,
         8.00%, Due 11/15/2016 .....................................           135           121
      Time Warner Cable, Inc.,
         5.85%, Due 5/1/2017 .......................................           300           300
                                                                                     -----------
                                                                                           1,353
                                                                                     -----------
   CONSUMER DISCRETIONARY - 0.78%
      Supervalu, Inc.,
         7.50%, Due 11/15/2014 .....................................           325           329
      Wal-Mart Stores, Inc.,
         7.55%, Due 2/15/2030 + ....................................           250           288
      Wesco Distribution, Inc.,
         7.50%, Due 10/15/2017 .....................................           150           136
                                                                                     -----------
                                                                                             753
                                                                                     -----------
   CONSUMER STAPLES - 0.21%
      Dole Food Co., Inc.,
         8.875%, Due 3/15/2011 .....................................            92            82
      Hanesbrands, Inc.,
         8.204%, Due 12/15/2014 # ..................................           140           127
                                                                                     -----------
                                                                                             209
                                                                                     -----------
   ENERGY - 0.51%
      Canadian Natural Resources Ltd.,
         6.25%, Due 3/15/2038 ......................................           250           238
      EOG Resources, Inc.,
         4.75%, Due 3/15/2014 ++ ...................................           250           261
                                                                                     -----------
                                                                                             499
                                                                                     -----------
   FINANCE - 4.11%
      American General Finance Corp.,
         4.875%, Due 5/15/2010 .....................................           300           306
      Capital One Financial Corp.,
         5.70%, Due 9/15/2011 ......................................           310           286
      General Electric Capital Corp.,
         5.65%, Due 6/9/2014 .......................................           550           578
      Goldman Sachs Group, Inc.,
         4.75%, Due 7/15/2013 ......................................           250           253
         6.25%, Due 9/1/2017 .......................................           250           265
      HSBC Finance Corp.,
         5.25%, Due 1/14/2011 + ....................................         1,050         1,073
      International Lease Finance Corp.,
         6.375%, Due 3/15/2009 .....................................           725           745

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                           PAR
                                                                          AMOUNT        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
      Lehman Brothers Holdings, Inc.,
         4.25%, Due 1/27/2010 + ....................................   $       250   $       248
      Merrill Lynch & Co., Inc.,
         6.11%, Due 1/29/2037 ......................................           250           217
                                                                                     -----------
                                                                                           3,971
                                                                                     -----------
   HEALTH CARE - 0.13%
      Psychiatric Solutions, Inc.,
         7.75%, Due 7/15/2015 ......................................           125           123
                                                                                     -----------
   INDUSTRIALS - 3.64%
      Caterpillar Financial Services Corp.,
         4.15%, Due 1/15/2010 ......................................           300           303
      Daimler Finance NA LLC,
         5.875%, Due 3/15/2011 .....................................           250           260
         5.75%, Due 9/8/2011 + .....................................           250           260
      Ford Motor Credit Co. LLC,
         8.625%, Due 11/1/2010 .....................................           285           268
      Gardner Denver, Inc.,
         8.00%, Due 5/1/2013 .......................................           300           298
      Goodyear Tire & Rubber Co.,
         7.857%, Due 8/15/2011 .....................................           300           302
      John Deere Capital Corp.,
         4.125%, Due 1/15/2010 .....................................           750           758
      NBTY, Inc.,
         7.125%, Due 10/1/2015 .....................................           150           139
      Nissan Motor Acceptance Corp.,
         5.625%, Due 3/14/2011 ++ ..................................           300           316
      Norfolk Southern Corp.,
         8.625%, Due 5/15/2010 .....................................           310           344
      Union Pacific Corp.,
         6.50%, Due 4/15/2012 ......................................           250           270
                                                                                     -----------
                                                                                           3,518
                                                                                     -----------
   INSURANCE - 4.02%
      Aegon Funding Corp.,
         5.75%, Due 12/15/2020 .....................................           350           347
      American International Group, Inc.,
         5.85%, Due 1/16/2018 ......................................           250           251
         6.25%, Due 5/1/2036 .......................................           250           253
      ASIF Global Financing,
         3.90%, Due 10/22/2008 ++ ..................................           500           499
      Hartford Financial Services Group, Inc.,
         5.25%, Due 10/15/2011 .....................................           600           620
      John Hancock Global Funding II,
         7.90%, Due 7/2/2010 ++ ....................................           675           749
      Lincoln National Corp.,
         4.75%, Due 2/15/2014 ......................................           125           127

                                                                           PAR
                                                                          AMOUNT        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
      MetLife, Inc.,
         6.375%, Due 6/15/2034 .....................................   $       275   $       275
      Metropolitan Life Global Funding I,
         4.625%, Due 8/19/2010 ++ ..................................           500           517
      Prudential Financial, Inc.,
         4.50%, Due 7/15/2013 ......................................           250           245
                                                                                     -----------
                                                                                           3,883
                                                                                     -----------
   INTERNET & CATALOG RETAIL - 0.32%
      Expedia, Inc.,
         7.456%, Due 8/15/2018 .....................................           300           312
                                                                                     -----------
   REAL ESTATE - 1.14%
      iStar Financial, Inc.,
         5.85%, Due 3/15/2017 ......................................           450           373
      ProLogis Trust,
         5.50%, Due 4/1/2012 .......................................           250           250
         5.625%, Due 11/15/2016 ....................................           250           230
      Simon Property Group LP,
         5.375%, Due 6/1/2011 ......................................           250           248
                                                                                     -----------
                                                                                           1,101
                                                                                     -----------
   TECHNOLOGY - 0.78%
      Cisco Systems, Inc.,
         5.25%, Due 2/22/2011 ......................................           250           260
      Sungard Data Systems, Inc.,
         9.125%, Due 8/15/2013 .....................................           300           305
      Syniverse Technologies, Inc.,
         7.75%, Due 8/15/2013 ......................................           200           192
                                                                                     -----------
                                                                                             757
                                                                                     -----------
   TELEPHONE - 1.73%
      America Movil, S.A. de C.V.,
         6.375%, Due 3/1/2035 ......................................           250           238
      AT&T, Inc.,
         5.625%, Due 6/15/2016 .....................................           250           255
         5.50%, Due 2/1/2018 .......................................           275           276
         6.80%, Due 5/15/2036 ......................................           125           132
      New Cingular Wireless Services, Inc.,
         7.875%, Due 3/1/2011 ......................................           250           275
      Verizon Communications, Inc.,
         5.50%, Due 4/1/2017 + .....................................           250           254
      Vodafone Group plc,
         6.15%, Due 2/27/2037 ......................................           250           245
                                                                                     -----------
                                                                                           1,675
                                                                                     -----------
   UTILITIES - 0.26%
      MidAmerican Energy Holdings Co.,
         6.125%, Due 4/1/2036 ......................................           250           248
                                                                                     -----------
   TOTAL CORPORATE OBLIGATIONS .....................................                      26,604
                                                                                     -----------

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                           PAR
                                                                          AMOUNT        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
CONVERTIBLE OBLIGATIONS - 13.67%
   BANKS - 0.28%
      Bank of America Corp.,
         0.25%, Due 2/15/2012 ......................................   $       270   $       266
                                                                                     -----------
   COMMUNICATIONS - 1.76%
      Juniper Networks, Inc.,
         Zero Coupon, Due 6/15/2008 ## .............................           292           403
      Liberty Media LLC,
         0.75%, Due 3/30/2023 ......................................           320           326
      Omnicom Group, Inc.,
         Zero Coupon, Due 7/1/2038 ## ..............................           270           287
      VeriSign, Inc.,
         3.25%, Due 8/15/2037 ++ ...................................           410           490
      Walt Disney Co.,
         2.125%, Due 4/15/2023 .....................................           185           199
                                                                                     -----------
                                                                                           1,705
                                                                                     -----------
   CONSUMER DISCRETIONARY - 1.07%
      Archer-Daniels-Midland Co.,
         0.875%, Due 2/15/2014 + ...................................           450           547
      Carnival Corp.,
         2.00%, Due 4/15/2021 ......................................           416           484
                                                                                     -----------
                                                                                           1,031
                                                                                     -----------
   ELECTRIC UTILITIES - 0.16%
      CenterPoint Energy, Inc.,
         3.75%, Due 5/15/2023 ......................................           110           158
                                                                                     -----------
   ENERGY - 1.50%
      Cameron International Corp.,
         2.50%, Due 6/15/2026 ......................................           275           375
      Pioneer Natural Resources Co.,
         2.875%, Due 1/15/2038 .....................................           235           240
      Schlumberger Ltd.,
         2.125%, Due 6/1/2023 ......................................           145           278
      SESI LLC,
         1.50%, Due 12/15/2026 ++ ..................................           270           300
      Transocean, Inc.,
         1.625%, Due 12/15/2037 ....................................           245           259
                                                                                     -----------
                                                                                           1,452
                                                                                     -----------
   FINANCE - 0.28%
      Lehman Brothers Holdings, Inc.,
         0.25%, Due 2/16/2012 ......................................           270           271
                                                                                     -----------
   HEALTH CARE - 0.56%
      Hologic, Inc.,
         1.00%, Due 12/15/2037 .....................................           230           245

                                                                           PAR
                                                                          AMOUNT        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
      Medtronic, Inc.,
         1.50%, Due 4/15/2011 ......................................   $       280   $       294
                                                                                     -----------
                                                                                             539
                                                                                     -----------
   INDUSTRIALS - 1.37%
      Alliant Techsystems, Inc.,
         2.75%, Due 9/15/2011 ++ ...................................           320           401
      Danaher Corp.,
         Zero Coupon, Due 1/22/2021 ## .............................           205           226
      Fisher Scientific International, Inc.,
         3.25%, Due 3/1/2024 + .....................................           400           575
      Lockheed Martin Corp.,
         4.619%, Due 8/15/2033 # ...................................            83           124
                                                                                     -----------
                                                                                           1,326
                                                                                     -----------
   INSURANCE - 0.44%
      Prudential Financial, Inc.,
         2.733%, Due 12/12/2036 # ..................................           435           426
                                                                                     -----------
   PHARMACEUTICALS - 2.61%
      Beckman Coulter, Inc.,
         2.50%, Due 12/15/2036 + ...................................           203           226
         2.50%, Due 12/15/2036 ++ ..................................           210           234
      Charles River Laboratories International, Inc.,
         2.25%, Due 6/15/2013 ......................................           273           386
      Genzyme Corp.,
         1.25%, Due 12/1/2023 ......................................           200           240
      Gilead Sciences, Inc.,
         0.50%, Due 5/1/2011 ++ ....................................           360           476
      Invitrogen Corp.,
         1.50%, Due 2/15/2024 + ....................................           246           252
      Sciele Pharma, Inc.,
         2.625%, Due 5/15/2027 .....................................           430           464
      Teva Pharmaceutical Finance LLC,
         0.25%, Due 2/1/2026 .......................................           240           248
                                                                                     -----------
                                                                                           2,526
                                                                                     -----------
   REAL ESTATE - 0.24%
      GSC Holdings Corp.,
         8.00%, Due 10/1/2012 ......................................           225           233
                                                                                     -----------
   SERVICES - 0.63%
      priceline.com, Inc.,
         0.50%, Due 9/30/2011 ++ ...................................           160           428
      Quanta Services, Inc.,
         3.75%, Due 4/30/2026 ++ ...................................           150           177
                                                                                     -----------
                                                                                             605
                                                                                     -----------

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                           PAR
                                                                          AMOUNT        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   SOFTWARE - 0.25%
      Red Hat, Inc.,
         0.50%, Due 1/15/2024 ......................................   $       240   $       241
                                                                                     -----------
   TECHNOLOGY - 2.52%
      Avnet, Inc.,
         2.00%, Due 3/15/2034 + ....................................           210           250
      Cadence Design Systems, Inc.,
         1.375%, Due 12/15/2011 ++ .................................           305           270
      Cypress Semiconductor Corp.,
         1.00%, Due 9/15/2009 ......................................           210           240
      DRS Technologies, Inc.,
         2.00%, Due 2/1/2026 ++ ....................................           310           333
      EMC Corp.,
         1.75%, Due 12/1/2011 ......................................           280           351
      Intel Corp.,
         2.95%, Due 12/15/2035 .....................................           486           484
      Sybase, Inc.,
         1.75%, Due 2/22/2025 ......................................           215           267
      Tech Data Corp.,
         2.75%, Due 12/15/2026 .....................................           250           236
                                                                                     -----------
                                                                                           2,431
                                                                                     -----------
   TOTAL CONVERTIBLE OBLIGATIONS ...................................                      13,210
                                                                                     -----------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 3.27%
   COMMERCIAL MORTGAGE-BACKED SECURITY - 3.27%
      Banc of America Commercial Mortgage, Inc.,
         2005-6 A1, 5.001%, Due 9/10/2047 ..........................           577           578
         2007-2 A2, 5.634%, Due 4/10/2049 ..........................           650           652
      JP Morgan Chase Commercial Mortgage Securities Corp.,
         2005-LDP3 A1, 4.655%, Due 8/15/2042 .......................           203           203
         2005-LDP4 A1, 4.613%, Due 10/15/2042 ......................            69            69
         2007-CB19 A4, 5.747%, Due 2/12/2049 .......................           400           403
         2007-CB20 A2, 5.629%, Due 2/12/2051 .......................           550           551
      LB-UBS Commercial Mortgage Trust,
         2004-C1 A4, 5.424%, Due 2/15/2040 .........................           450           443
      Wachovia Bank Commercial Mortgage Trust,
         2007-C32 A2, 5.736%, Due 6/15/2049 ........................           260           262
                                                                                     -----------
   TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS ....................                       3,161
                                                                                     -----------
ASSET-BACKED SECURITIES - 4.00%
      American Express Credit Account Master Trust,
         2006-2 A, 5.35%, Due 1/15/2014 ............................         1,050         1,101
      Capital Auto Receivables Asset Trust,
         2006-SN1A A4A, 5.32%, Due 3/20/2010 ++ ....................           900           915

                                                                           PAR
                                                                          AMOUNT        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
      Capital One Multi-Asset Execution Trust,
         2006-A10 A10, 5.15%, Due 6/15/2014 ........................   $       800   $       834
      Volkswagen Auto Loan Enhanced Trust,
         2005-1 A4, 4.86%, Due 4/20/2012 ...........................         1,000         1,014
                                                                                     -----------
   TOTAL ASSET-BACKED SECURITIES ...................................                       3,864
                                                                                     -----------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 21.02%
   FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.60%
         5.00%, Due 2/1/2021 .......................................         1,317         1,335
         4.50%, Due 4/1/2021 .......................................         1,214         1,213
         5.00%, Due 5/1/2021 .......................................         1,238         1,255
         5.50%, Due 11/1/2021 ......................................           997         1,021
         5.00%, Due 9/1/2035 .......................................         2,524         2,514
         5.50%, Due 4/1/2037 .......................................           961           973
                                                                                     -----------
                                                                                           8,311
                                                                                     -----------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.43%
         6.50%, Due 7/1/2032 .......................................           475           496
         5.50%, Due 6/1/2033 .......................................         1,045         1,060
         4.50%, Due 9/1/2034 .......................................           460           447
         5.50%, Due 12/1/2035 ......................................         1,069         1,084
         5.00%, Due 2/1/2036 .......................................         1,712         1,706
         5.50%, Due 4/1/2036 .......................................         1,665         1,689
         6.00%, Due 9/1/2036 .......................................         1,628         1,671
                                                                                     -----------
                                                                                           8,153
                                                                                     -----------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.99%
         4.201%, Due 8/16/2026 .....................................           641           646
         6.00%, Due 2/15/2033 ......................................           988         1,022
         5.50%, Due 4/15/2033 ......................................         1,278         1,305
         5.00%, Due 5/15/2033 ......................................           881           884
                                                                                     -----------
                                                                                           3,857
                                                                                     -----------
   TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS ...................                      20,321
                                                                                     -----------
U.S. AGENCY OBLIGATIONS - 7.59%
   FEDERAL HOME LOAN BANK - 1.73%
         4.50%, Due 9/16/2013 ......................................         1,600         1,676
                                                                                     -----------
   FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.09%
         5.125%, Due 4/18/2011 + ...................................         1,900         2,019
                                                                                     -----------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.77%
         7.25%, Due 1/15/2010 + ....................................         2,000         2,172
         5.375%, Due 6/12/2017 + ...................................         1,350         1,474
                                                                                     -----------
                                                                                           3,646
                                                                                     -----------
   TOTAL U.S. AGENCY OBLIGATIONS ...................................                       7,341
                                                                                     -----------

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                           PAR
                                                                          AMOUNT        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
U.S. TREASURY OBLIGATIONS - 13.06%
      7.875%, Due 2/15/2021 + ......................................   $     1,400   $     1,932
      6.25%, Due 8/15/2023 + .......................................           650           799
      6.875%, Due 8/15/2025 + ......................................           800         1,053
      5.25%, Due 11/15/2028 + ......................................           900         1,008
      5.375%, Due 2/15/2031 + ......................................           825           946
      4.875%, Due 4/30/2011 + ......................................         2,100         2,263
      4.50%, Due 3/31/2012 + .......................................         2,240         2,402
      4.75%, Due 5/15/2014 + .......................................         1,000         1,094
      4.125%, Due 5/15/2015 + ......................................         1,075         1,129
                                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS ....................................                      12,626
                                                                                     -----------

                                                                          SHARES
                                                                       -----------
SHORT TERM INVESTMENTS - 3.09%
      American Beacon Money Market Select Fund * ...................     2,988,964         2,989
                                                                                     -----------
SECURITIES LENDING COLLATERAL - 23.00%
      American Beacon Cash Plus Trust * ............................    18,483,469        18,484
      American Beacon Money Market Select Fund * ...................     3,751,363         3,751
                                                                                     -----------
   TOTAL SECURITIES LENDING COLLATERAL .............................                      22,235
                                                                                     -----------
TOTAL INVESTMENTS 122.76% - (COST $115,528) ........................                     118,665
LIABILITIES, NET OF OTHER ASSETS - (22.76%) ........................                     (21,998)
                                                                                     -----------
TOTAL NET ASSETS - 100.00% .........................................                 $    96,667
                                                                                     ===========

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at January 31, 2008.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,169 or 7.42% of net assets. The Fund has no right to demand registration of these securities.

# The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

*    The Fund/Trust is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                       PAR AMOUNT      VALUE
                                                                       ----------   ----------
                                                                        (DOLLARS IN THOUSANDS)
CORPORATE OBLIGATION - 95.05%
AUTO COMPONENTS - 2.22%
   Allison Transmission, 11.00%, Due 11/1/2015 ++ ..................   $      400   $      336
   Stanadyne Corp., 10.00%, Due 8/15/2014 ..........................        1,000          900
   TriMas Corp., 9.875%, Due 6/15/2012 .............................          965          878
   TRW Automotive, Inc., 7.25%, Due 3/15/2017 ++ ...................          900          801
   United Components, Inc., 9.375%, Due 6/15/2013 ..................        1,250        1,163
                                                                                    ----------
                                                                                         4,078
                                                                                    ----------
AUTO LOAN - 3.54%
   Ford Motor Credit Co. LLC,
      5.80%, Due 1/12/2009 .........................................          300          292
      9.75%, Due 9/15/2010 .........................................        1,700        1,642
     9.875%, Due 8/10/2011 .........................................        2,300        2,207
   General Motors Acceptance Corp., 6.875%, Due 9/15/2011 ..........        2,700        2,360
                                                                                    ----------
                                                                                         6,501
                                                                                    ----------
AUTOMOBILES - 0.96%
   Ford Motor Co., 8.875%, Due 1/15/2022 ...........................          200          150
   General Motors Corp.,
      7.70%, Due 4/15/2016 + .......................................        1,500        1,245
      7.40%, Due 9/1/2025 ..........................................          500          367
                                                                                    ----------
                                                                                         1,762
                                                                                    ----------
CASINO/GAMING - 0.30%
   Fontainebleau Las Vegas Holdings LLC, 10.25%, Due 6/15/2015 ++ ..          600          450
   Pinnacle Entertainment, Inc., 8.75%, Due 10/1/2013 ..............          100           97
                                                                                    ----------
                                                                                           547
                                                                                    ----------
COMMERCIAL SERVICES - 1.97%
   Harland Clarke Holdings, 9.619%, Due 5/15/2015 ..................        1,500        1,088
   Iron Mountain, Inc.,
      6.625%, Due 1/1/2016 .........................................          750          714
      8.75%, Due 7/15/2018 .........................................        1,000        1,050
   RSC Equipment Rental, Inc., 9.50%, Due 12/1/2014 ................          900          763
                                                                                    ----------
                                                                                         3,615
                                                                                    ----------
COMMUNICATIONS - 13.29%
   American Tower Corp., 7.00%, Due 10/15/2017 ++ ..................          800          792
   Cadmus Communications Corp., 8.375%, Due 6/15/2014 ..............        1,700        1,479
   CanWest Media, Inc., 8.00%, Due 9/15/2012 .......................        1,000          947
   Charter Communications Holdings LLC,
      10.25%, Due 9/15/2010 ........................................        1,100        1,042
      11.00%, Due 10/1/2015 ........................................        1,800        1,284
   Clear Channel Communications, Inc., 7.65%, Due 9/15/2010 ........        1,000        1,031
   CSC Holdings, Inc.,
      7.625%, Due 4/1/2011 .........................................          300          297
      7.625%, Due 7/15/2018 ........................................          800          716
   Dex Media, Inc., Zero Coupon, Due 11/15/2013 ## # ...............          945          839
   Digicel Group Ltd., 8.875%, Due 1/15/2015 ++ ....................          900          794

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                       PAR AMOUNT      VALUE
                                                                       ----------   ----------
                                                                        (DOLLARS IN THOUSANDS)
   Echostar DBS Corp.,
      6.375%, Due 10/1/2011 ........................................   $      100   $       98
      7.125%, Due 2/1/2016 .........................................          500          499
   Idearc, Inc., 8.00%, Due 11/15/2016 .............................        1,000          895
   Intelsat Intermediate Holding Co. Ltd., Zero Coupon,
      Due 2/1/2015 ## # .............................................         800          656
   Intelsat Subsidiary Holding Co. Ltd., 8.25%, Due 1/15/2013 ......          600          594
   L-3 Communications Corp., 6.125%, Due 7/15/2013 .................          500          494
   Lamar Media Corp., 7.25%, Due 1/1/2013 ..........................        1,000          988
   Liberty Media LLC, 5.70%, Due 5/15/2013 .........................        1,000          926
   LIN Television Corp., 6.50%, Due 5/15/2013 ......................          500          471
   MasTec, Inc., 7.625%, Due 2/1/2017 ..............................        1,000          925
   MetroPCS Wireless, Inc., 9.25%, Due 11/1/2014 ...................        1,000          920
   Network Communications, Inc., 10.75%, Due 12/1/2013 .............        1,000          923
   Nortel Networks Ltd., 8.508%, Due 7/15/2011 # ...................        1,000          930
   Quebecor Media, Inc.,
      7.75%, Due 3/15/2016 .........................................          900          835
      7.75%, Due 3/15/2016 ++ ......................................          100           93
   Qwest Communications International, Inc., 7.50%, Due 2/15/2014 ..        1,100        1,089
   Radio One, Inc., 6.375%, Due 2/15/2013 ..........................          800          629
   Reader's Digest Association, Inc., 9.00%, Due 2/15/2017 ++ ......        2,000        1,545
   Umbrella Acquisition, Inc., 9.75%, Due 3/15/2015 ++ .............        1,000          748
   West Corp., 9.50%, Due 10/15/2014 ...............................        1,000          930
                                                                                    ----------
                                                                                        24,409
                                                                                    ----------
CONSTRUCTION & ENGINEERING - 0.45%
   KB Home,
      6.25%, Due 6/15/2015 .........................................          600          546
      7.25%, Due 6/15/2018 .........................................          300          285
                                                                                    ----------
                                                                                           831
                                                                                    ----------
CONSUMER DISCRETIONARY - 3.74%
   Commercial Vehicle Group, Inc., 8.00%, Due 7/1/2013 .............          300          254
   Dollar General Corp., 10.625%, Due 7/15/2015 ++ .................          900          832
   FTD, Inc., 7.75%, Due 2/15/2014 .................................          923          831
   Michaels Stores, Inc., 10.00%, Due 11/1/2014 ....................        1,000          890
   OSI Restaurant Partners, Inc., 10.00%, Due 6/15/2015 ++ .........          600          378
   Penske Auto Group, Inc., 7.75%, Due 12/15/2016 ..................        2,250        2,014
   Simmons Co., 7.875%, Due 1/15/2014 ..............................        1,250        1,044
   Travelport LLC, 9.749%, Due 9/1/2014 # ..........................          700          630
                                                                                    ----------
                                                                                         6,873
                                                                                    ----------
CONSUMER STAPLES - 5.14%
   Blyth, Inc., 5.50%, Due 11/1/2013 ...............................        1,500        1,283
   Collective Brands, Inc., 8.25%, Due 8/1/2013 ....................        1,500        1,380
   Dean Foods Co., 7.00%, Due 6/1/2016 .............................          300          273
   Jarden Corp., 7.50%, Due 5/1/2017 ...............................        1,900        1,624
   Prestige Brands, Inc., 9.25%, Due 4/15/2012 .....................        2,000        1,985
   Rafaella Apparel Group, Inc., 11.25%, Due 6/15/2011 .............        1,077          859

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                       PAR AMOUNT      VALUE
                                                                       ----------   ----------
                                                                        (DOLLARS IN THOUSANDS)
   Reynolds American, Inc., 7.625%, Due 6/1/2016 ...................   $    1,000   $    1,059
   Smithfield Foods, Inc., 7.75%, Due 5/15/2013 ....................        1,000          980
                                                                                    ----------
                                                                                         9,443
                                                                                    ----------
ENERGY - 11.99%
   AmeriGas Partners LP, 7.125%, Due 5/20/2016 .....................          750          729
   Aquila, Inc., 9.95%, Due 2/1/2011 ...............................          900          983
   Chesapeake Energy Corp.,
      7.625%, Due 7/15/2013 ........................................          200          207
      6.625%, Due 1/15/2016 ........................................        1,300        1,271
   Cie Generale de Geophysique-Veritas,
      7.50%, Due 5/15/2015 .........................................          700          689
      7.75%, Due 5/15/2017 .........................................          200          198
   Copano Energy LLC, 8.125%, Due 3/1/2016 .........................          900          911
   Dynegy Holdings, Inc., 8.375%, Due 5/1/2016 .....................        1,000          972
   El Paso Corp., 6.875%, Due 6/15/2014 ............................        1,300        1,296
   Intergen NV, 9.00%, Due 6/30/2017 ++ ............................          800          834
   Mariner Energy, Inc., 7.50%, Due 4/15/2013 ......................          800          766
   MarkWest Energy Partners LP, 6.875%, Due 11/1/2014 ..............          800          756
   Massey Energy Co., 6.875%, Due 12/15/2013 .......................          525          500
   Mirant Americas Generation LLC, 8.30%, Due 5/1/2011 .............          700          707
   Mirant North America LLC, 7.375%, Due 12/31/2013 ................        1,000        1,000
   NRG Energy, Inc.,
      7.25%, Due 2/1/2014 ..........................................          700          682
      7.375%, Due 2/1/2016 .........................................        1,800        1,739
   Peabody Energy Corp.,
      6.875%, Due 3/15/2013 ........................................          300          298
      7.375%, Due 11/1/2016 ........................................          700          716
   PetroQuest Energy, Inc., 10.375%, Due 5/15/2012 .................        1,115        1,132
   Regency Energy Partners LP, 8.375%, Due 12/15/2013 ..............          877          890
   Swift Energy Co., 7.625%, Due 7/15/2011 .........................          900          886
   Tenaska, Inc., 6.528%, Due 12/30/2014 ++ ........................        1,163        1,232
   Tesoro Corp., 6.50%, Due 6/1/2017 ...............................          900          877
   VeraSun Energy Corp., 9.375%, Due 6/1/2017 ++ ...................          500          398
   Williams Cos., Inc.,
      7.625%, Due 7/15/2019 ........................................          500          539
      7.875%, Due 9/1/2021 .........................................          300          331
      8.75%, Due 3/15/2032 .........................................          400          478
                                                                                    ----------
                                                                                        22,017
                                                                                    ----------
FINANCE - 4.15%
   ARAMARK Corp., 8.50%, Due 2/1/2015 ..............................        1,100        1,095
   CPI International, Inc., 11.063%, Due 2/1/2015 # ................          920          934
   FMC Finance III SA, 6.875%, Due 7/15/2017 .......................          200          200
   Forest City Enterprises, Inc., 7.625%, Due 6/1/2015 .............          600          576
   Icahn Enterprises LP, 7.125%, Due 2/15/2013 ++ ..................        1,697        1,574
   Leucadia National Corp., 7.125%, Due 3/15/2017 ..................        1,750        1,649

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                       PAR AMOUNT      VALUE
                                                                       ----------   ----------
                                                                        (DOLLARS IN THOUSANDS)
   Petroplus Finance Ltd., 6.75%, Due 5/1/2014 ++ ..................   $    1,000   $      915
   Pinnacle Foods Finance LLC, 9.25%, Due 4/1/2015 ++ ..............          800          684
                                                                                    ----------
                                                                                         7,627
                                                                                    ----------
HEALTH CARE - 8.12%
   Angiotech Pharmaceuticals, Inc., 8.874%, Due 12/1/2013 # ........        1,000          900
   DaVita, Inc., 7.25%, Due 3/15/2015 ..............................        1,000          995
   Elan Finance PLC/Elan Finance Corp., 9.249%, Due 12/1/2013 # ....        1,075          978
   Fresenius Medical Care Capital Trust II, 7.875%, Due 2/1/2008 ...        3,101        3,101
   Fresenius Medical Care Capital Trust IV, 7.875%, Due 6/15/2011 ..          800          818
   HCA, Inc.,
      9.125%, Due 11/15/2014 .......................................        1,000        1,039
      6.50%, Due 2/15/2016 .........................................        1,000          849
   Interactive Health, 7.25%, Due 4/1/2011 ++ ......................        1,259          906
   Omnicare, Inc.,
      6.75%, Due 12/15/2013 ........................................          500          458
      6.875%, Due 12/15/2015 .......................................          500          450
   Skilled Healthcare Group, Inc., 11.00%, Due 1/15/2014 ...........          845          900
   Tenet Healthcare Corp., 9.875%, Due 7/1/2014 ....................          900          859
   US Oncology Holdings, Inc., 10.759%, Due 3/15/2012 # ............          900          677
   US Oncology, Inc.,
      9.00%, Due 8/15/2012 .........................................          500          490
      10.75%, Due 8/15/2014 ........................................          760          741
   Vanguard Health Holding Co. II LLC, 9.00%, Due 10/1/2014 ........          800          758
                                                                                    ----------
                                                                                        14,919
                                                                                    ----------
HOTELS, RESTAURANTS & LEISURE - 4.48%
   Host Hotels & Resorts LP, 6.875%, Due 11/1/2014 .................          800          786
   Host Marriott LP, 7.125%, Due 11/1/2013 .........................          400          396
   Majestic Star Casino LLC, 9.50%, Due 10/15/2010 .................          400          357
   MGM Mirage,
      6.75%, Due 4/1/2013 ..........................................          750          714
      6.625%, Due 7/15/2015 ........................................        1,500        1,384
   Pinnacle Entertainment, Inc., 8.25%, Due 3/15/2012 ..............          100           96
   Royal Caribbean Cruises Ltd., 7.25%, Due 3/15/2018 ..............        1,000          936
   San Pasqual Casino Development Group, 8.00%, Due 9/15/2013 ++ ...        1,550        1,473
   Station Casinos, Inc., 6.875%, Due 3/1/2016 .....................        1,000          680
   Turning Stone Casino Resort, 9.125%, Due 12/15/2010 ++ ..........        1,460        1,416
                                                                                    ----------
                                                                                         8,238
                                                                                    ----------
INDUSTRIALS - 16.23%
   Allied Waste North America, Inc., 6.875%, Due 6/1/2017 ..........          500          485
   Altra Industrial Motion, Inc., 9.00%, Due 12/1/2011 .............        1,100        1,073
   Berry Plastics Holding Corp., 8.875%, Due 9/15/2014 + ...........          850          754
   CEVA Group plc, 10.00%, Due 9/1/2014 ++ .........................          900          851
   Clean Harbors, Inc., 11.25%, Due 7/15/2012 ......................          650          695
   Coleman Cable, Inc., 9.875%, Due 10/1/2012 ......................        1,000          901
   Communications & Power Industries, Inc., 8.00%, Due 2/1/2012 ....          750          742

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                       PAR AMOUNT      VALUE
                                                                       ----------   ----------
                                                                        (DOLLARS IN THOUSANDS)
   Crown Americas LLC, 7.75%, Due 11/15/2015 .......................   $    1,000   $    1,017
   DRS Technologies, Inc.,
      6.875%, Due 11/1/2013 ........................................          800          784
      7.625%, Due 2/1/2018 .........................................          100           99
   Dycom Industries, Inc., 8.125%, Due 10/15/2015 ..................        1,000          984
   Freescale Semiconductor, Inc., 8.875%, Due 12/15/2014 ...........          700          569
   GenCorp, Inc., 9.50%, Due 8/15/2013 .............................        1,500        1,507
   Goodyear Tire & Rubber Co., 13.713%, Due 3/1/2011 # .............          800          836
   Greenbrier Cos., Inc., 8.375%, Due 5/15/2015 ....................          800          726
   Impress Holdings BV, 7.383%, Due 9/15/2013 ++ # .................        1,400        1,288
   Intertape Polymer US, Inc., 8.50%, Due 8/1/2014 .................        1,300        1,188
   Nortek, Inc., 8.50%, Due 9/1/2014 ...............................        1,000          780
   Nova Chemicals Corp., 7.863%, Due 11/15/2013 # ..................        1,070          910
   Novelis, Inc., 7.25%, Due 2/15/2015 .............................        1,000          923
   Owens-Brockway Glass Containers, Inc., 6.75%, Due 12/1/2014 .....        1,000          993
   Plastipak Holdings, Inc., 8.50%, Due 12/15/2015 ++ ..............        1,050          987
   RBS Global, Inc., 9.50%, Due 8/1/2014 ...........................        1,000          903
   Sanmina-SCI Corp.,
      7.741%, Due 6/15/2014 ++ # ...................................          200          192
      8.125%, Due 3/1/2016 .........................................          800          698
   Smurfit Kappa Funding plc, 7.75%, Due 4/1/2015 ..................        1,000          920
   Stewart & Stevenson LLC, 10.00%, Due 7/15/2014 ..................        1,000          970
   Superior Essex Communications, 9.00%, Due 4/15/2012 .............        1,400        1,316
   Terex Corp., 8.00%, Due 11/15/2017 ..............................          900          884
   TransDigm, Inc., 7.75%, Due 7/15/2014 ...........................          800          804
   United Rentals North America, Inc.,
      6.50%, Due 2/15/2012 .........................................          800          736
      7.75%, Due 11/15/2013 ........................................          600          493
   United Surgical Partners International, Inc., 9.25%,
      Due 5/1/2017 .................................................          800          760
   Valassis Communications, Inc., 8.25%, Due 3/1/2015 ..............        1,250        1,037
   WCA Waste Corp., 9.25%, Due 6/15/2014 ...........................        1,000        1,012
                                                                                    ----------
                                                                                        29,817
                                                                                    ----------
MATERIALS - 5.96%
   Freeport-McMoRan Copper & Gold, Inc., 8.375%, Due 4/1/2017 ......        1,000        1,062
   Hercules, Inc., 6.75%, Due 10/15/2029 ...........................        1,750        1,680
   Huntsman International LLC, 7.875%, Due 11/15/2014 ..............          700          728
   Ineos Group Holdings plc, 8.50%, Due 2/15/2016 ++ ...............        1,100          858
   MacDermid, Inc., 9.50%, Due 4/15/2017 ++ ........................          900          774
   Nalco Co., 8.875%, Due 11/15/2013 ...............................        1,000        1,015
   Neenah Paper, Inc., 7.375%, Due 11/15/2014 ......................          750          652
   Newark Group, Inc., 9.75%, Due 3/15/2014 ........................        2,200        2,112
   NewPage Corp., 10.00%, Due 5/1/2012 ++ ..........................          900          896
   Phibro Animal Health Corp., 10.00%, Due 8/1/2013 ++ .............        1,250        1,163
                                                                                    ----------
                                                                                        10,940
                                                                                    ----------

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                       PAR AMOUNT      VALUE
                                                                       ----------   ----------
                                                                        (DOLLARS IN THOUSANDS)
MEDIA - 3.19%
   IESY Repository GmbH, 10.375%, Due 2/15/2015 ++ .................   $    1,500   $    1,440
   Kabel Deutschland GmbH, 10.625%, Due 7/1/2014 ...................        1,156        1,170
   R.H. Donnelley Corp.,
      8.875%, Due 1/15/2016 ........................................        1,400        1,201
      8.875%, Due 10/15/2017 ++ ....................................          200          170
   Sheridan Group, Inc., 10.25%, Due 8/15/2011 .....................        1,125        1,091
   WMG Acquisition Corp., 7.375%, Due 4/15/2014 ....................        1,000          780
                                                                                    ----------
                                                                                         5,852
                                                                                    ----------
RETAIL - 0.84%
   Jostens IH Corp., 7.625%, Due 10/1/2012 .........................          800          790
   Susser Holdings LLC, 10.625%, Due 12/15/2013 ....................          736          754
                                                                                    ----------
                                                                                         1,544
                                                                                    ----------
SERVICES - 0.36%
   Knowledge Learning Corp, Inc., 7.75%, Due 2/1/2015 ++ ...........          700          655
                                                                                    ----------
TECHNOLOGY - 1.82%
   Alion Science and Technology Corp., 10.25%, Due 2/1/2015 ........          600          468
   Amkor Technology, Inc., 7.75%, Due 5/15/2013 ....................          850          761
   First Data Corp., 9.875%, Due 9/24/2015 ++ ......................          700          619
   NXP BV/NXP Funding LLC, 7.875%, Due 10/15/2014 ..................          100           92
   Sungard Data Systems, Inc.,
      9.125%, Due 8/15/2013 ........................................          100          101
      10.25%, Due 8/15/2015 ........................................        1,300        1,300
                                                                                    ----------
                                                                                         3,341
                                                                                    ----------
TELECOMMUNICATION SERVICES - 3.83%
   Block Communications, Inc., 8.25%, Due 12/15/2015 ++ ............        2,000        1,940
   Inmarsat Finance plc, Zero Coupon, Due 11/15/2012 ## # ..........          900          877
   Intelsat Bermuda Ltd., 9.25%, Due 6/15/2016 .....................        1,200        1,197
   Millicom International Cellular S.A., 10.00%, Due 12/1/2013 .....          500          526
   Rural Cellular Corp., 8.25%, Due 3/15/2012 ......................          750          773
   Stratos Global Corp., 9.875%, Due 2/15/2013 .....................          750          765
   Wind Acquisition Finance S.A., 10.75%, Due 12/1/2015 ++ .........          900          954
                                                                                    ----------
                                                                                         7,032
                                                                                    ----------
UTILITIES - 2.47%
   AES Corp., 8.00%, Due 10/15/2017 ................................        1,000        1,020
   Edison Mission Energy, 7.00%, Due 5/15/2017 .....................        2,300        2,237
   Texas Competitive Electric Holdings Co. LLC, 10.25%,
      Due 11/1/2015 ++ .............................................        1,300        1,277
                                                                                    ----------
                                                                                         4,534
                                                                                    ----------
   TOTAL CORPORATE OBLIGATIONS .....................................                   174,575
                                                                                    ----------

                                                                         SHARES
                                                                       ----------
SHORT TERM INVESTMENTS - 2.45% .....................................
American Beacon Money Market Select Fund ** ........................    4,506,917        4,507
                                                                                    ----------

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                       PAR AMOUNT      VALUE
                                                                       ----------   ----------
                                                                        (DOLLARS IN THOUSANDS)
   AIM Short-Term Investment Company Liquid Asset Fund, 4.08%.......   $    3,589   $    3,589
   Banc of America Securities LLC Repo, 3.195%, Due 2/1/2008
      (Held at Bank of New York, Collateralized by Corporate
      Obligations valued at $6,120, 6.125%, 8/25/2036.) *...........        6,000        6,000
                                                                                    ----------
   TOTAL SECURITIES LENDING COLLATERAL                                                   9,589
                                                                                    ----------
TOTAL INVESTMENTS - 102.72% (Cost $200,728)                                         $  188,671
LIABILITIES, NET OF OTHER ASSETS - (2.72%)                                              (4,996)
                                                                                    ----------
TOTAL NET ASSETS - 100.00%                                                             183,675
                                                                                    ==========

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at January 31, 2008.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $30,265 or 16.48% of net assets. The Fund has no right to demand registration of these securities.

# The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

**   The Fund/Trust is affiliated by having the same investment advisor.

* Held at Bank of New York, Collateralized by Corporate Obligations valued at $6,120, 6.125%, 8/25/2036.


                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                           PAR
                                                                          AMOUNT        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
CORPORATE OBLIGATIONS - 24.65%
AEROSPACE & DEFENSE - 0.15%
   Raytheon Co., 5.375%, Due 4/1/2013 ..............................   $       200   $       210
                                                                                     -----------
BANKS - 5.89%
   Banco Popular North America, Inc., 4.25%, Due 4/1/2008...........           200           200
   Bank of America Corp.,
      5.375%, Due 6/15/2014 + ......................................           200           205
      7.80%, Due 9/15/2016 .........................................           400           459
      6.00%, Due 9/1/2017 ..........................................           200           208
      5.75%, Due 12/1/2017 .........................................           190           196
   Bank of New York Mellon Corp., 4.95%, Due 11/1/2012 .............           140           144
   Bank One Corp.,
      5.90%, Due 11/15/2011 ........................................           440           467
      4.90%, Due 4/30/2015 .........................................           200           196
   Citigroup, Inc.,
      5.125%, Due 2/14/2011 ........................................         1,000         1,025
      6.125%, Due 11/21/2017 + .....................................           380           401
   Credit Suisse First Boston, 6.50%, Due 5/1/2008 + ++ ............           350           352
   ING Bank, NV, 5.125%, Due 5/1/2015 ++ ...........................           250           250
   JP Morgan Chase & Co.,
      6.75%, Due 2/1/2011 ..........................................           500           535
      6.00%, Due 1/15/2018 .........................................           535           555
   National City Bank, 4.50%, Due 3/15/2010 + ......................           600           602
   Synovus Financial Corp., 4.875%, Due 2/15/2013 ..................           200           191
   Wachovia Corp.,
      5.30%, Due 10/15/2011 ........................................           200           205
      5.70%, Due 8/1/2013 ..........................................           135           139
      5.75%, Due 2/1/2018 ..........................................           145           145
   Washington Mutual Finance Corp., 6.875%, Due 5/15/2011 ..........           230           247
   Washington Mutual, Inc.,
      8.25%, Due 4/1/2010 ..........................................           200           190
      4.625%, Due 4/1/2014 .........................................           400           317
   Wells Fargo & Co.,
      5.25%, Due 10/23/2012 ........................................           400           416
      4.375%, Due 1/31/2013 ........................................           200           200
      5.625%, Due 12/11/2017 .......................................           465           478
                                                                                     -----------
                                                                                           8,323
                                                                                     -----------
BASIC MATERIALS - 0.15%
   Weyerhaeuser Co., 5.95%, Due 11/1/2008 ..........................           210           213
                                                                                     -----------
COMMUNICATIONS - 0.88%
   Comcast Cable Communications Holdings, Inc., 8.375%, Due
      3/15/2013 ....................................................           400           452
   Comcast Corp.,
      5 30%  Due 1/15/2014 .........................................           220           218

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                           PAR
                                                                          AMOUNT        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
      5.875%, Due 2/15/2018    .....................................   $       135   $       135
   Time Warner Cable, Inc., 5.85%, Due 5/1/2017 ....................           435           435
                                                                                     -----------
                                                                                           1,240
                                                                                     -----------
CONSUMER DISCRETIONARY - 0.45%
   Wal-Mart Stores, Inc.,
      4.55%, Due 5/1/2013 + ........................................           280           286
      7.55%, Due 2/15/2030 .........................................           250           288
      6.50%, Due 8/15/2037 .........................................            55            58
                                                                                     -----------
                                                                                             632
                                                                                     -----------
CONSUMER STAPLES - 0.54%
   Archer-Daniels-Midland Co., 6.45%, Due 1/15/2038 ................           140           145
   Diageo Capital plc, 5.75%, Due 10/23/2017 .......................           145           149
   Kraft Foods, Inc., 6.50%, Due 8/11/2017 .........................           215           225
   PepsiCo, Inc., 5.15%, Due 5/15/2012 + ...........................           235           248
                                                                                     -----------
                                                                                             767
                                                                                     -----------
ELECTRONIC COMPONENTS - 0.11%
   Tyco Electronics Group SA, 6.55%, Due 10/1/2017 ++ ..............           150           158
                                                                                     -----------
ENERGY - 1.67%
   Apache Corp., 5.25%, Due 4/15/2013 ..............................           360           375
   Canadian Natural Resources Ltd.,
      6.70%, Due 7/15/2011 .........................................           135           143
      5.90%, Due 2/1/2018 ..........................................           150           152
      6.25%, Due 3/15/2038 .........................................           250           238
   Consolidated Natural Gas Co., 6.00%, Due 10/15/2010 .............           175           185
   EOG Resources, Inc.,
      4.75%, Due 3/15/2014 ++ ......................................           200           209
      5.875%, Due 9/15/2017 ........................................           125           131
   Marathon Oil Corp.,
      6.00%, Due 10/1/2017 .........................................           200           208
      6.60%, Due 10/1/2037 .........................................            80            82
   Transocean, Inc.,
      6.00%, Due 3/15/2018 + .......................................           290           297
      6.80%, Due 3/15/2038 .........................................           145           151
   Weatherford International, Inc., 5.95%, Due 6/15/2012 ...........           180           189
                                                                                     -----------
                                                                                           2,360
                                                                                     -----------
FINANCE - 3.43%
   American General Finance Corp.,
      4.875%, Due 5/15/2010 ........................................           200           204
      4.00%, Due 3/15/2011 .........................................           385           382
   Ameriprise Financial, Inc., 5.35%, Due 11/15/2010 ...............           335           344
   Bear Stearns Cos., Inc., 7.25%, Due 2/1/2018 ....................           145           145
   Capital One Financial Corp., 5.70%, Due 9/15/2011 ...............           200           184
   General Electric Capital Corp.,
      4.375%, Due 3/3/2012 + .......................................           350           353

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                           PAR
                                                                          AMOUNT        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   General Electric Capital Corp.,
      5.65%, Due 6/9/2014 ..........................................   $       400   $       421
      5.875%, Due 1/14/2038 ........................................           140           137
   Goldman Sachs Group, Inc.,
      4.75%, Due 7/15/2013 .........................................           200           202
      6.25%, Due 9/1/2017 ..........................................           200           212
      5.95%, Due 1/18/2018 + .......................................           115           119
      6.75%, Due 10/1/2037 .........................................           145           142
   HSBC Finance Corp., 5.25%, Due 1/14/2011 ........................           800           817
   International Lease Finance Corp.,
      6.375%, Due 3/15/2009 ........................................           250           257
      5.75%, Due 6/15/2011 .........................................           165           171
   Lehman Brothers Holdings, Inc.,
      4.25%, Due 1/27/2010 .........................................           200           198
      5.625%, Due 1/24/2013 ........................................           140           142
      6.20%, Due 9/26/2014 .........................................            50            52
   Merrill Lynch & Co., Inc.,
      5.45%, Due 2/5/2013 ..........................................           145           145
      6.11%, Due 1/29/2037 .........................................           250           217
                                                                                     -----------
                                                                                           4,844
                                                                                     -----------
HEALTH CARE - 0.13%
   Covidien International Finance SA,
      5.45%, Due 10/15/2012 ++ .....................................           120           125
      6.00%, Due 10/15/2017 ++ .....................................            60            62
                                                                                     -----------
                                                                                             187
                                                                                     -----------
INDUSTRIALS - 2.06%
   Caterpillar Financial Services Corp.,
      4.15%, Due 1/15/2010 .........................................           200           202
      4.85%, Due 12/7/2012 .........................................           185           189
   CRH America, Inc., 6.00%, Due 9/30/2016 .........................           315           305
   Daimler Finance NA LLC,
      5.875%, Due 3/15/2011 ........................................           200           208
      5.75%, Due 9/8/2011 + ........................................           200           208
   John Deere Capital Corp.,
      4.125%, Due 1/15/2010 ........................................           500           505
      5.40%, Due 10/17/2011 ........................................           235           246
   Kraft Foods, Inc., 7.00%, Due 8/11/2037 .........................           135           139
   Masco Corp., 6.125%, Due 10/3/2016 ..............................           135           130
   Nissan Motor Acceptance Corp., 5.625%, Due 3/14/2011 ++ .........           200           211
   Norfolk Southern Corp., 8.625%, Due 5/15/2010 ...................           190           211
   Starbucks Corp., 6.25%, Due 8/15/2017 ...........................           135           139
   Union Pacific Corp., 6.50%, Due 4/15/2012 + .....................           200           216
                                                                                     -----------
                                                                                           2,909
                                                                                     -----------
INSURANCE - 2.75%
   Aegon Funding Corp., 5.75%, Due 12/15/2020 ......................           200           198

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                           PAR
                                                                          AMOUNT        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   American International Group, Inc.,
      5.85%, Due 1/16/2018 .........................................   $       200   $       201
      6.25%, Due 5/1/2036 ..........................................           250           253
   ASIF Global Financing, 3.90%, Due 10/22/2008 ++ .................           300           300
   Hartford Financial Services Group, Inc.,
      5.25%, Due 10/15/2011 + ......................................           450           465
      5.375%, Due 3/15/2017 ........................................           195           192
   John Hancock Global Funding II, 7.90%, Due 7/2/2010 ++ ..........           550           610
   Lincoln National Corp., 4.75%, Due 2/15/2014 ....................           100           102
   MetLife, Inc.,
      5.375%, Due 12/15/2012 + .....................................           240           249
      5.00%, Due 6/15/2015 .........................................           170           170
      6.375%, Due 6/15/2034 ........................................           200           200
   Metropolitan Life Global Funding I, 4.625%, Due 8/19/2010 ++ ....           400           414
   Prudential Financial, Inc.,
      4.50%, Due 7/15/2013 .........................................           200           196
      5.10%, Due 9/20/2014 .........................................           210           213
   Willis North America, Inc., 6.20%, Due 3/28/2017 ................           130           132
                                                                                     -----------
                                                                                           3,895
                                                                                     -----------
PHARMACEUTICALS - 0.94%
   Abbott Laboratories, 5.60%, Due 5/15/2011 .......................           100           106
   Amgen, Inc., 4.00%, Due 11/18/2009 ..............................           210           211
   AstraZeneca plc, 5.40%, Due 9/15/2012 ...........................           320           338
   Hospira, Inc., 6.05%, Due 3/30/2017 .............................           130           134
   Schering-Plough Corp., 6.75%, Due 12/1/2033 .....................           185           195
   Wyeth Corp., 5.50%, Due 2/1/2014 ................................           335           347
                                                                                     -----------
                                                                                           1,331
                                                                                     -----------
REAL ESTATE - 1.09%
   Equity Residential, 5.125%, Due 3/15/2016 .......................           355           323
   iStar Financial, Inc., 5.85%, Due 3/15/2017 + ...................           300           249
   ProLogis Trust,
      7.10%, Due 4/15/2008 .........................................           220           221
      5.50%, Due 4/1/2012 ..........................................           200           200
      5.625%, Due 11/15/2016 + .....................................           200           184
   Simon Property Group LP,
      5.375%, Due 6/1/2011 .........................................           200           198
      5.75%, Due 12/1/2015 .........................................           170           162
                                                                                     -----------
                                                                                           1,537
                                                                                     -----------
TECHNOLOGY - 0.15%
   Cisco Systems, Inc., 5.25%, Due 2/22/2011 .......................           200           208
                                                                                     -----------
TELEPHONE - 2.22%
   America Movil, S.A. de C.V., 6.375%, Due 3/1/2035 + .............           250           239
   AT&T, Inc.,
      5.10%, Due 9/15/2014 + .......................................           505           507

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                           PAR
                                                                          AMOUNT        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   AT&T, Inc.,
      5.625%, Due 6/15/2016 ........................................   $       200   $       204
      5.50%, Due 2/1/2018 ..........................................           300           301
      6.80%, Due 5/15/2036 .........................................           125           132
   Cingular Wireless Services, Inc., 8.75%, Due 3/1/2031 ...........           170           213
   Deutsche Telekom AG, 8.00%, Due 6/15/2010 .......................           150           162
   New Cingular Wireless Services, Inc., 7.875%, Due 3/1/2011 ......           200           220
   Nextel Communications, Inc., 6.875%, Due 10/31/2013 .............           290           270
   Telecom Italia S.p.A., 4.00%, Due 11/15/2008 ....................           220           219
   Telefonica Emisiones SAU, 5.984%, Due 6/20/2011 .................           160           166
   Verizon Communications, Inc., 5.50%, Due 4/1/2017 ...............           250           254
   Vodafone Group plc, 6.15%, Due 2/27/2037 ........................           250           245
                                                                                     -----------
                                                                                           3,132
                                                                                     -----------
UTILITIES - 2.04%
   Columbus Southern Power Co., 5.50%, Due 3/1/2013 + ..............           320           331
   Dominion Resources, Inc., Series A, 5.60%, Due 11/15/2016 .......           135           138
   Duke Energy Indiana, Inc., 6.05%, Due 6/15/2016 + ...............           205           213
   FPL Group Capital, Inc., 5.625%, Due 9/1/2011 ...................           390           408
   MidAmerican Energy Holdings Co.,
      5.875%, Due 10/1/2012 ........................................           405           431
      6.125%, Due 4/1/2036 .........................................           250           248
   Public Service Enterprise Group, Inc., 6.95%, Due 6/1/2012   ....           355           385
   Southern Power Co., 6.25%, Due 7/15/2012 ........................           270           288
   Xcel Energy, Inc., 5.613%, Due 4/1/2017 .........................           431           436
                                                                                     -----------
                                                                                           2,878
                                                                                     -----------
   TOTAL CORPORATE OBLIGATIONS                                                            34,824
                                                                                     -----------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS-6.30%
   Banc of America Commercial Mortgage, Inc.,
      2005-6 A1, 5.001%, Due 9/10/2047 .............................           288           289
      2007-2 A2, 5.634%, Due 4/10/2049 .............................           450           452
   Banc of America Mortgage Securities, Inc., 2004-8 3A1, 5.25%, Due
      10/25/2019 ...................................................           589           594
   Bear Stearns Commercial Mortgage Securities, Inc.,
      2006-T22 A2, 5.632%, Due 4/12/2038 ...........................           265           267
      2006-PW13 A4, 5.54%, Due 9/11/2041 ...........................            95            95
      2004-PWR5 A4, 4.831%, Due 7/11/2042 ..........................           535           524
      2005-T20 A2, 5.127%, Due 10/12/2042 ..........................           430           430
 Chase Mortgage Finance Corp., 2006-A1 A1, 6.045%, Due 9/25/2036
      # ............................................................         1,127         1,151
 Citicorp Mortgage Securities, Inc., 2006-3 2A1, 5.50%, Due
      6/25/2021 ....................................................           470           477
 Citigroup Commercial Mortgage Trust, 2004-C2 A3, 4.38%, Due
      10/15/2041 ...................................................           470           460
 Countrywide Home Loan Mortgage Pass Through Trust, 2007-18 A1,
      6.00%, Due 9/25/2037 .........................................           361           357
 General Electric Capital Commercial Mortgage Corp., 2003-C2 A2,
      4.17%, Due 7/10/2037 .........................................           312           310
   JP Morgan Chase Commercial Mortgage Securities Corp.,
      2004-CBX A4 4.529% Due 1/12/2037 .............................           255           251
      2005-LDP3 A1, 4.655%, Due 8/15/2042 ..........................           116           116

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                           PAR
                                                                          AMOUNT        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   JP Morgan Chase Commercial Mortgage Securities Corp.,
      2005-LDP4 A1, 4.613%, Due 10/15/2042 .........................   $        40   $        39
      2005-LDP1 A2, 4.625%, Due 3/15/2046 ..........................           505           502
      2007-CB19 A4, 5.747%, Due 2/12/2049 ..........................           300           302
      2007-CB20 A2, 5.629%, Due 2/12/2051 ..........................           400           401
   LB-UBS Commercial Mortgage Trust, 2004-C1 A4, 5.424%, Due
      2/15/2040 ....................................................           300           295
   Prime Mortgage Trust, 2005-2, 5.25%, Due 7/25/2020    ...........           458           466
   Wachovia Bank Commercial Mortgage Trust, 2007-C32 A2, 5.736%, Due
      6/15/2049 ....................................................           210           212
   Wells Fargo Mortgage Backed Securities Trust,
      2006-11 A8, 6.00%, Due 9/25/2036 .............................           384           386
      2007-7 A1, 6.00%, Due 6/25/2037 ..............................           514           517
                                                                                     -----------
   TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS                                            8,893
                                                                                     -----------
ASSET-BACKED SECURITIES - 1.83%
   American Express Credit Account Master Trust, 2006-2 A, 5.35%,
      Due 1/15/2014 ................................................           800           839
   Capital Auto Receivables Asset Trust, 2006-SN1A A4A, 5.32%, Due
      3/20/2010 ++ .................................................           600           610
   Capital One Multi-Asset Execution Trust, 2006-A10 A10, 5.15%, Due
      6/15/2014 ....................................................           600           625
   Volkswagen Auto Loan Enhanced Trust, 2005-1 A4, 4.86%, Due
      4/20/2012 ....................................................           500           507
                                                                                     -----------
   TOTAL ASSET-BACKED SECURITIES                                                           2,581
                                                                                     -----------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 22.70%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.56%
      5.50%, Due 9/1/2017 ..........................................           205           211
      4.50%, Due 3/1/2019 ..........................................           594           594
      5.00%, Due 10/1/2020 .........................................           588           596
      5.00%, Due 7/1/2021 ..........................................           516           523
      5.50%, Due 11/1/2021 .........................................           416           425
      5.00%, Due 11/1/2021 .........................................            91            92
      5.50%, Due 4/1/2022 ..........................................            44            45
      5.00%, Due 5/1/2022 ..........................................           180           182
      6.50%, Due 9/1/2028 ..........................................            86            90
      6.00%, Due 8/1/2029 ..........................................           306           316
      5.00%, Due 8/1/2033 ..........................................           763           761
      5.50%, Due 2/1/2034 ..........................................         1,107         1,122
      6.00%, Due 8/1/2034 ..........................................           535           550
      6.50%, Due 4/1/2035 ..........................................            45            47
      5.00%, Due 8/1/2035 ..........................................           506           504
      5.00%, Due 9/1/2035 ..........................................           656           654
      5.00%, Due 9/1/2035 ..........................................           421           419
      5.50%, Due 11/1/2036 .........................................           844           855
      5.899%, Due 12/1/2036 # ......................................           600           615
      5.846%,  Due 1/1/2037 # ......................................           725           746
      5.784%,  Due 3/1/2037 # ......................................           541           553
      5.267%,  Due 4/1/2037 # ......................................           574           584
      5.50%, Due 4/1/2037 ..........................................           961           973

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                           PAR
                                                                          AMOUNT        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
      5.50%, Due 5/1/2037 ..........................................   $     1,098   $     1,112
      6.00%, Due 7/1/2037 ..........................................           471           483
      6.50%, Due 8/1/2037 ..........................................            39            40
      6.00%, Due 12/1/2037 .........................................           405           415
                                                                                     -----------
                                                                                          13,507
                                                                                     -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 11.68%
      6.50%, Due 2/1/2017 ..........................................           262           274
      5.50%, Due 8/1/2017 ..........................................           350           359
      5.00%, Due 12/1/2017 .........................................           913           928
      4.50%, Due 9/1/2018 ..........................................           626           628
      5.50%, Due 11/1/2018 .........................................           175           180
      5.50%, Due 12/1/2018 .........................................           164           168
      5.00%, Due 3/1/2020 ..........................................           207           210
      4.00%, Due 8/1/2020 ..........................................           468           461
      5.50%, Due 4/1/2021 ..........................................            19            19
      5.50%, Due 11/1/2021 .........................................            49            50
      5.00%, Due 3/1/2034 ..........................................           959           957
      5.50%, Due 6/1/2034 ..........................................           531           539
      4.50%, Due 9/1/2034 ..........................................           307           298
      5.50%, Due 2/1/2035 ..........................................         1,192         1,210
      5.00%, Due 11/1/2035 .........................................         1,712         1,706
      5.50%, Due 12/1/2035 .........................................           435           441
      5.50%, Due 1/1/2036 ..........................................           778           789
      5.50%, Due 1/1/2036 ..........................................           774           785
      5.50%, Due 3/1/2036 ..........................................           659           668
      5.50%, Due 4/1/2036 ..........................................           833           844
      6.00%, Due 9/1/2036 ..........................................           504           518
      6.00%, Due 10/1/2036 .........................................             8             9
      5.50%, Due 11/1/2036 .........................................           745           755
      6.00%, Due 11/1/2036 .........................................           845           867
      6.00%, Due 12/1/2036 .........................................           784           804
      6.00%, Due 2/1/2037 ..........................................           262           269
      6.50%, Due 8/1/2037 ..........................................         1,191         1,236
      6.50%, Due 10/1/2037 .........................................           512           528
                                                                                     -----------
                                                                                          16,500
                                                                                     -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.46%
      4.201%, Due 8/16/2026 ........................................           366           369
      6.50%, Due 3/15/2028 .........................................           472           494
      6.00%, Due 4/15/2031 .........................................           563           584
      5.50%, Due 2/20/2034 .........................................           600           611
                                                                                     -----------
                                                                                           2,058
                                                                                     -----------
   TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS                                          32,065
                                                                                     -----------

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                           PAR
                                                                          AMOUNT        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
U.S. AGENCY OBLIGATIONS - 10.24%
FEDERAL HOME LOAN BANK - 1.87%
      5.00%, Due 10/16/2009 + ......................................   $     1,005   $     1,020
      5.25%, Due 11/3/2009 .........................................           250           255
      4.50%, Due 9/16/2013 .........................................         1,300         1,362
                                                                                     -----------
                                                                                           2,637
                                                                                     -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.35%
      5.25%, Due 2/24/2011 .........................................         1,260         1,290
      5.125%, Due 4/18/2011 + ......................................         1,400         1,488
      5.40%, Due 3/17/2021 .........................................           965         1,034
      6.00%, Due 12/15/2031 ........................................           885           921
                                                                                     -----------
                                                                                           4,733
                                                                                     -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.02%
      7.25%, Due 1/15/2010 .........................................         5,000         5,428
      5.125%, Due 1/2/2014 .........................................           545           576
      5.375%, Due 6/12/2017 + ......................................         1,000         1,092
                                                                                     -----------
                                                                                           7,096
                                                                                     -----------
   TOTAL U.S. AGENCY OBLIGATIONS                                                          14,466
                                                                                     -----------
      9.125%, Due 5/15/2018 + ......................................           400           581
      7.875%, Due 2/15/2021 + ......................................           750         1,035
      6.25%, Due 8/15/2023 + .......................................           900         1,106
      6.875%, Due 8/15/2025 + ......................................           470           618
      5.25%, Due 11/15/2028 + ......................................           650           728
      5.375%, Due 2/15/2031 + ......................................         1,150         1,318
      4.75%, Due 2/15/2037 + .......................................         1,925         2,051
      4.875%, Due 8/15/2009 + ......................................         3,635         3,784
      4.875%, Due 4/30/2011 + ......................................         3,300         3,556
      4.50%, Due 3/31/2012 + .......................................         4,500         4,826
      3.625%, Due 12/31/2012 + .....................................         4,670         4,844
      4.75%, Due 5/15/2014 + .......................................         7,720         8,449
      4.125%, Due 5/15/2015 + ......................................         2,000         2,101
      4.25%, Due 11/15/2017 + ......................................         3,750         3,938
                                                                                     -----------
   TOTAL U.S. TREASURY OBLIGATIONS                                                        38,935
                                                                                     -----------

                                                                          SHARES
                                                                       -----------
SHORT TERM INVESTMENTS - 9.36%
   American Beacon Money Market Select Fund * ......................    13,220,911        13,221
                                                                                     -----------
SECURITIES LENDING COLLATERAL - 22.53%
   American Beacon Cash Plus Trust * ...............................    26,448,780        26,449

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   American Beacon Money Market Select Fund * ......................   $ 5,367,985   $     5,368
                                                                                     -----------
   TOTAL SECURITIES LENDING COLLATERAL .............................                      31,817
                                                                                     -----------
TOTAL INVESTMENTS - 125.17% (COST $173,710) ........................                 $   176,802
LIABILITIES, NET OF OTHER ASSETS - (25.17%) ........................                      35,549
                                                                                     -----------
TOTAL NET ASSETS - 100.00% .........................................                     141,253
                                                                                     ===========

     Percentages are stated as a percent of net assets.

+    All or a portion of this security is on loan at January 31, 2008.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,301 or 2.34% of net assets. The Fund has no right to demand registration of these securities.

# The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

*    The Fund/Trust is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                           PAR
                                                                          AMOUNT        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
CORPORATE OBLIGATIONS - 60.63%
BANKS - 17.00%
   Citigroup, Inc.,
      4.125%, Due 2/22/2010 ........................................   $     1,000   $     1,003
      4.625%, Due 8/3/2010 + .......................................         1,000         1,015
   Comerica Bank, 6.00%, Due 10/1/2008 .............................         2,200         2,232
   HSBC Bank USA NA, 3.875%, Due 9/15/2009 .........................         2,000         2,000
   JP Morgan Chase & Co., 6.75%, Due 2/1/2011 ......................         2,000         2,139
   National City Bank, 4.50%, Due 3/15/2010 ........................         2,000         2,007
   National Westminster Bank plc, 7.375%, Due 10/1/2009 ............         2,000         2,111
   Wachovia Corp., 5.30%, Due 10/15/2011 ...........................         2,000         2,054
   Washington Mutual, Inc., 8.25%, Due 4/1/2010 + ..................         2,000         1,902
                                                                                     -----------
                                                                                          16,463
                                                                                     -----------
COMMUNICATIONS - 2.09%
   Comcast Cable Communications, Inc., 6.20%, Due 11/15/2008 .......         2,000         2,025
                                                                                     -----------
FINANCE - 15.96%
   Capital One Financial Corp., 5.70%, Due 9/15/2011 ...............         1,000           922
   Countrywide Home Loans, Inc., 3.25%, Due 5/21/2008 + ............         2,000         1,933
   Credit Suisse USA, Inc., 4.70%, Due 6/1/2009 + ..................         2,000         2,026
   General Electric Capital Corp., 5.875%, Due 2/15/2012 ...........         3,000         3,173
   Goldman Sachs Group, Inc., 6.65%, Due 5/15/2009 + ...............         1,000         1,039
   Lehman Brothers Holdings, Inc., 4.25%, Due 1/27/2010 ............         1,600         1,585
   MBNA Corp., 7.50%, Due 3/15/2012 ................................         2,000         2,226
   Merrill Lynch & Co., Inc., 6.00%, Due 2/17/2009 + ...............         2,500         2,555
                                                                                     -----------
                                                                                          15,459
                                                                                     -----------
INDUSTRIALS - 8.99%
   Bunge Limited Finance Corp., 4.375%, Due 12/15/2008 .............         1,000         1,005
   Caterpillar Financial Services Corp., 4.15%, Due 1/15/2010 ......         2,000         2,021
   Daimler Finance NA LLC, 5.75%, Due 9/8/2011 .....................         1,000         1,040
   John Deere Capital Corp., 4.125%, Due 1/15/2010 .................         2,500         2,527
   Nissan Motor Acceptance Corp., 4.625%, Due 3/8/2010 ++ ..........         1,000         1,027
   Northrop Grumman Corp., 7.125%, Due 2/15/2011 ...................         1,000         1,085
                                                                                     -----------
                                                                                           8,705
                                                                                     -----------
INSURANCE - 10.39%
   ASIF Global Financing, 3.90%, Due 10/22/2008 ++ .................         2,000         1,997
   Hartford Financial Services Group, Inc., 5.25%, Due 10/15/2011 ..           700           723
   ING Security Life Institutional Funding, 4.25%, Due
      1/15/2010 ++ .................................................         1,500         1,543
   John Hancock Global Funding II, 7.90%, Due 7/2/2010 ++ ..........         2,000         2,218
   Metropolitan Life Global Funding I, 4.625%, Due 8/19/2010 ++ ....         1,500         1,552
   Monumental Global Funding II, 4.625%, Due 3/15/2010 ++ ..........         1,000         1,008
   Pricoa Global Funding 1, 4.20%, Due 1/15/2010 ++ ................         1,000         1,021
                                                                                     -----------
                                                                                          10,062
                                                                                     -----------

                             See accompanying notes

AMERICAN BEACON SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                           PAR
                                                                          AMOUNT        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   REAL ESTATE - 0.96%
      iStar Financial, Inc., 5.375%, Due 4/15/2010 .................   $     1,000   $       929
                                                                                     -----------
   TELEPHONE - 3.18%
      AT&T Corp., 6.00%, Due 3/15/2009 .............................         2,000         2,048
      Vodafone Group plc, 5.50%, Due 6/15/2011 .....................         1,000         1,028
                                                                                     -----------
                                                                                           3,076
                                                                                     -----------
   UTILITIES - 2.06%
      MidAmerican Energy Holdings Co., 3.50%, Due 5/15/2008 ........         2,000         1,996
                                                                                     -----------
      TOTAL CORPORATE OBLIGATIONS ..................................                      58,715
                                                                                     -----------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.17%
      Banc of America Commercial Mortgage, Inc.,
         2005-6 A1, 5.001%, Due 9/10/2047 ..........................           577           577
         2007-2 A2, 5.634%, Due 4/10/2049 ..........................           800           803
      Wachovia Bank Commercial Mortgage Trust, 2006-C23 A1, 5.203%,
         Due 1/15/2045 .............................................           721           724
                                                                                     -----------
      TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS .................                       2,104
                                                                                     -----------
ASSET-BACKED SECURITIES - 21.35%
      Banc of America Securities Auto Trust, 2005-WF1 A4, 4.08%,
         Due 4/18/2010 .............................................         3,000         3,010
      Capital Auto Receivables Asset Trust,
         2006-SN1A A4A, 5.32%, Due 3/20/2010 ++ ....................         2,000         2,033
         2006-1 A4, 5.04%, Due 5/17/2010 ...........................           250           254
      CarMax Auto Owner Trust, 2005-3 A4, 4.91%, Due 1/18/2011 .....         1,200         1,221
      Chase Manhattan Auto Owner Trust, 2006-A A4, 5.36%, Due
         1/15/2013 .................................................         2,000         2,053
      DaimlerChrysler Auto Trust, 2004-C A4, 3.28%, Due 12/8/2009 ..         1,489         1,488
      Harley-Davidson Motorcycle Trust, 2007-3 A4, 5.52%, Due
         11/15/2013 ................................................         2,000         2,065
      HSBC Automotive Trust, 2005-1 A4, 4.35%, Due 6/18/2012 .......         3,000         3,017
      USAA Auto Owner Trust, 2007-1 A4, 5.55%, Due 2/15/2013 .......         3,000         3,118
      Volkswagen Auto Loan Enhanced Trust, 2005-1 A4, 4.86%, Due
         4/20/2012 .................................................         1,500         1,522
      Wells Fargo Financial Auto Owner Trust, 2004-A A4, 2.67%, Due
         8/16/2010 .................................................           899           899
                                                                                     -----------
      TOTAL ASSET-BACKED SECURITIES ................................                      20,680
                                                                                     -----------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.88%
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.88%
         4.968%, Due 9/15/2008 .....................................           924           939
         4.201%, Due 8/16/2026 .....................................         1,831         1,846
                                                                                     -----------
      TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS                                        2,785
                                                                                     -----------

                                                                          SHARES
                                                                       -----------
SHORT TERM INVESTMENTS - 11.84%
      American Beacon Money Market Select Fund # ...................    11,464,296        11,464
                                                                                     -----------
SECURITIES LENDING COLLATERAL - 7.33%
      American Beacon Cash Plus Trust # ............................     5,898,445         5,899

                             See accompanying notes

AMERICAN BEACON SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

                                                                          SHARES        VALUE
                                                                       -----------   -----------
                                                                         (DOLLARS IN THOUSANDS)
   American Beacon Money Market Select Fund # ......................   $ 1,197,135   $     1,197
                                                                                     -----------
   TOTAL SECURITIES LENDING COLLATERAL                                                     7,096
                                                                                     -----------
TOTAL INVESTMENTS - 106.20% (COST $102,004)                                          $   102,844
LIABILITIES, NET OF OTHER ASSETS - (6.20%)                                                (6,000)
                                                                                     -----------
TOTAL NET ASSETS - 100.00%                                                           $    96,844
                                                                                     ===========

     Percentages are stated as a percent of net assets.

+    All or a portion of this security is on loan at January 31, 2008.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $12,399 or 12.80% of net assets. The Fund has no right to demand registration of these securities.

#    The Fund/Trust is affiliated by having the same investment advisor.

                            See accompanying notes

AMERICAN BEACON FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
Security Valuation

          Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

          Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. When a price is unavailable from a pricing service or when the price provided by the pricing service is deemed not to represent fair value, the prices of debt securities may be determined using quotes obtained from brokers.

          Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method which approximates market value.

          Securities for which the market prices are not readily available or are not reflective of the fair value of the security,as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the "Board").

          Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant such that they will, in the judgement of the pricing committee of the funds, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

     Currency Translation

          All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer.

     Securities Lending

          Each fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned and initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is marked to market and monitored daily. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent (the "Agent") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements.

AMERICAN BEACON FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
          Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

     Cost of Investments for Federal Income Tax Purposes

          As of January 31, 2008, the cost of investments for federal income tax purposes was as follows (in thousands):

                               Cost Basis of
                              Investments for                                 Net Unrealized
                               Federal Income    Unrealized     Unrealized     Appreciation/
           Fund                 Tax Purposes    Appreciation   Depreciation   (Depreciation)
           ----               ---------------   ------------   ------------   --------------
Balanced                         1,203,638         125,332        (52,888)        72,444
Large Cap Value                  8,714,877         809,736       (652,551)       157,185
Large Cap Growth                   102,820           6,121         (5,684)           437
Mid-Cap Value                      119,490           3,928        (13,594)        (9,666)
Small Cap Value                  3,351,759         227,512       (375,409)      (147,897)
Small Cap Value Opportunity         13,637             250         (2,086)        (1,836)
International Equity             2,258,385         579,790       (141,265)       438,525
Emerging Markets                   194,256          32,453        (11,469)        20,984
High Yield Bond                    200,865             438        (12,632)       (12,194)
Enhanced Income                    115,861           3,962         (1,158)         2,804
Intermediate Bond                  173,717           3,505           (420)         3,085
Short-Term Bond                    102,004           1,506           (666)           840

ITEM 2. CONTROLS AND PROCEDURES.
(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By: /s/ Douglas G. Herring
    --------------------
    Douglas G. Herring
    President

Date: March 28, 2008
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Douglas G. Herring
    --------------------
    Douglas G. Herring
    President

Date: March 28, 2008
      ------------------


By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: March 28, 2008
      ------------------